UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-07332
Name of Fund:
BlackRock Funds III
BlackRock LifePath® Index 2030 Fund
BlackRock LifePath® Index 2035 Fund
BlackRock LifePath® Index 2040 Fund
BlackRock LifePath® Index 2045 Fund
BlackRock LifePath® Index 2050 Fund
BlackRock LifePath® Index 2055 Fund
BlackRock LifePath® Index 2060 Fund
BlackRock LifePath® Index 2065 Fund
BlackRock LifePath® Index 2070 Fund
BlackRock LifePath® Index Retirement Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds III, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
12/31/2024
Date of reporting period:
12/31/2024
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

BlackRock LifePath® Index 2030 Fund
Institutional Shares | LINIX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® Index 2030 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$12(a)	0.11%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Institutional Shares returned 9.19%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Index 2030 Fund Custom Benchmark returned 9.29%.
What contributed to performance?
Large-cap U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, U.S. small-cap stocks, global developed-market investment trusts (“REITs”), and U.S. Treasury Inflation Protected Securities (“TIPS”).
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. intermediate-term corporate bonds, U.S. small-cap stocks, U.S. securitized bonds, U.S. TIPS, global developed-market REITs, and commodities.
What detracted from performance?
In the funds farthest from retirement, an allocation to U.S. long-term corporate bonds detracted slightly from absolute performance.
U.S. long-term government bonds were the largest detractor in the funds at and near retirement, followed by U.S. long-term corporate bonds and global infrastructure stocks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2015 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	9.19%	5.63%	6.42%
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Index 2030 Fund Custom Benchmark	9.29	5.71	6.50
Key Fund statistics
Net Assets	$12,612,425,989
Number of Portfolio Holdings	15
Net Investment Advisory Fees	$1,444,784
Portfolio Turnover Rate	26%
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2030 Fund Custom Benchmark”) comprised of the Bloomberg Enhanced Roll Yield Total Return Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2030 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	53.0%
Fixed-Income Funds	46.9%
Money Market Funds	1.6%
Liabilities in Excess of Other Assets	(1.5)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	31.5%
iShares Core MSCI Total International Stock ETF	16.6%
iShares U.S. Securitized Bond Index Fund	10.5%
iShares U.S. Intermediate Credit Bond Index Fund	9.2%
iShares U.S. Long Government Bond Index Fund	8.5%
iShares 0-5 Year TIPS Bond ETF	6.9%
iShares U.S. Intermediate Government Bond Index Fund	6.8%
iShares U.S. Long Credit Bond Index Fund	3.8%
iShares FTSE NAREIT All Equity REITs Index Fund	2.1%
iShares Global Infrastructure ETF	1.4%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, ICE Data Indices, LLC, MSCI, Inc., S&P Dow Jones Indices and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2030 Fund
Institutional Shares | LINIX
Annual Shareholder Report — December 31, 2024
LINIX-12/24-AR

BlackRock LifePath® Index 2030 Fund
Investor A Shares | LINAX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® Index 2030 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$38(a)	0.36%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Investor A Shares returned 8.88%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Index 2030 Fund Custom Benchmark returned 9.29%.
What contributed to performance?
Large-cap U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, U.S. small-cap stocks, global developed-market investment trusts (“REITs”), and U.S. Treasury Inflation Protected Securities (“TIPS”).
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. intermediate-term corporate bonds, U.S. small-cap stocks, U.S. securitized bonds, U.S. TIPS, global developed-market REITs, and commodities.
What detracted from performance?
In the funds farthest from retirement, an allocation to U.S. long-term corporate bonds detracted slightly from absolute performance.
U.S. long-term government bonds were the largest detractor in the funds at and near retirement, followed by U.S. long-term corporate bonds and global infrastructure stocks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2015 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	8.88%	5.35%	6.16%
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Index 2030 Fund Custom Benchmark	9.29	5.71	6.50
Key Fund statistics
Net Assets	$12,612,425,989
Number of Portfolio Holdings	15
Net Investment Advisory Fees	$1,444,784
Portfolio Turnover Rate	26%
Average annual total returns reflect reductions for service fees.
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2030 Fund Custom Benchmark”) comprised of the Bloomberg Enhanced Roll Yield Total Return Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2030 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	53.0%
Fixed-Income Funds	46.9%
Money Market Funds	1.6%
Liabilities in Excess of Other Assets	(1.5)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	31.5%
iShares Core MSCI Total International Stock ETF	16.6%
iShares U.S. Securitized Bond Index Fund	10.5%
iShares U.S. Intermediate Credit Bond Index Fund	9.2%
iShares U.S. Long Government Bond Index Fund	8.5%
iShares 0-5 Year TIPS Bond ETF	6.9%
iShares U.S. Intermediate Government Bond Index Fund	6.8%
iShares U.S. Long Credit Bond Index Fund	3.8%
iShares FTSE NAREIT All Equity REITs Index Fund	2.1%
iShares Global Infrastructure ETF	1.4%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, ICE Data Indices, LLC, MSCI, Inc., S&P Dow Jones Indices and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2030 Fund
Investor A Shares | LINAX
Annual Shareholder Report — December 31, 2024
LINAX-12/24-AR

BlackRock LifePath® Index 2030 Fund
Investor P Shares | LIDPX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® Index 2030 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$38(a)	0.36%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Investor P Shares returned 8.93%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Index 2030 Fund Custom Benchmark returned 9.29%.
What contributed to performance?
Large-cap U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, U.S. small-cap stocks, global developed-market investment trusts (“REITs”), and U.S. Treasury Inflation Protected Securities (“TIPS”).
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. intermediate-term corporate bonds, U.S. small-cap stocks, U.S. securitized bonds, U.S. TIPS, global developed-market REITs, and commodities.
What detracted from performance?
In the funds farthest from retirement, an allocation to U.S. long-term corporate bonds detracted slightly from absolute performance.
U.S. long-term government bonds were the largest detractor in the funds at and near retirement, followed by U.S. long-term corporate bonds and global infrastructure stocks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2015 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor P Shares	8.93%	5.36%	6.15%
Investor P Shares (with sales charge)	3.21	4.22	5.58
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Index 2030 Fund Custom Benchmark	9.29	5.71	6.50
Key Fund statistics
Net Assets	$12,612,425,989
Number of Portfolio Holdings	15
Net Investment Advisory Fees	$1,444,784
Portfolio Turnover Rate	26%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2030 Fund Custom Benchmark”) comprised of the Bloomberg Enhanced Roll Yield Total Return Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2030 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.
Performance shown prior to the Investor P Shares inception date of August 6, 2018 is that of Institutional Shares (which have no distribution or service fees) and was restated to reflect Investor P Shares fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	53.0%
Fixed-Income Funds	46.9%
Money Market Funds	1.6%
Liabilities in Excess of Other Assets	(1.5)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	31.5%
iShares Core MSCI Total International Stock ETF	16.6%
iShares U.S. Securitized Bond Index Fund	10.5%
iShares U.S. Intermediate Credit Bond Index Fund	9.2%
iShares U.S. Long Government Bond Index Fund	8.5%
iShares 0-5 Year TIPS Bond ETF	6.9%
iShares U.S. Intermediate Government Bond Index Fund	6.8%
iShares U.S. Long Credit Bond Index Fund	3.8%
iShares FTSE NAREIT All Equity REITs Index Fund	2.1%
iShares Global Infrastructure ETF	1.4%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, ICE Data Indices, LLC, MSCI, Inc., S&P Dow Jones Indices and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2030 Fund
Investor P Shares | LIDPX
Annual Shareholder Report — December 31, 2024
LIDPX-12/24-AR

BlackRock LifePath® Index 2030 Fund
Class K Shares | LINKX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® Index 2030 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$6(a)	0.06%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Class K Shares returned 9.26%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Index 2030 Fund Custom Benchmark returned 9.29%.
What contributed to performance?
Large-cap U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, U.S. small-cap stocks, global developed-market investment trusts (“REITs”), and U.S. Treasury Inflation Protected Securities (“TIPS”).
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. intermediate-term corporate bonds, U.S. small-cap stocks, U.S. securitized bonds, U.S. TIPS, global developed-market REITs, and commodities.
What detracted from performance?
In the funds farthest from retirement, an allocation to U.S. long-term corporate bonds detracted slightly from absolute performance.
U.S. long-term government bonds were the largest detractor in the funds at and near retirement, followed by U.S. long-term corporate bonds and global infrastructure stocks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2015 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	9.26%	5.68%	6.47%
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Index 2030 Fund Custom Benchmark	9.29	5.71	6.50
Key Fund statistics
Net Assets	$12,612,425,989
Number of Portfolio Holdings	15
Net Investment Advisory Fees	$1,444,784
Portfolio Turnover Rate	26%
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2030 Fund Custom Benchmark”) comprised of the Bloomberg Enhanced Roll Yield Total Return Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2030 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	53.0%
Fixed-Income Funds	46.9%
Money Market Funds	1.6%
Liabilities in Excess of Other Assets	(1.5)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	31.5%
iShares Core MSCI Total International Stock ETF	16.6%
iShares U.S. Securitized Bond Index Fund	10.5%
iShares U.S. Intermediate Credit Bond Index Fund	9.2%
iShares U.S. Long Government Bond Index Fund	8.5%
iShares 0-5 Year TIPS Bond ETF	6.9%
iShares U.S. Intermediate Government Bond Index Fund	6.8%
iShares U.S. Long Credit Bond Index Fund	3.8%
iShares FTSE NAREIT All Equity REITs Index Fund	2.1%
iShares Global Infrastructure ETF	1.4%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, ICE Data Indices, LLC, MSCI, Inc., S&P Dow Jones Indices and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2030 Fund
Class K Shares | LINKX
Annual Shareholder Report — December 31, 2024
LINKX-12/24-AR

BlackRock LifePath® Index 2035 Fund
Institutional Shares | LIJIX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® Index 2035 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$12(a)	0.11%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Institutional Shares returned 10.91%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Index 2035 Fund Custom Benchmark returned 11.03%.
What contributed to performance?
Large-cap U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, U.S. small-cap stocks, global developed-market investment trusts (“REITs”), and U.S. Treasury Inflation Protected Securities (“TIPS”).
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. intermediate-term corporate bonds, U.S. small-cap stocks, U.S. securitized bonds, U.S. TIPS, global developed-market REITs, and commodities.
What detracted from performance?
In the funds farthest from retirement, an allocation to U.S. long-term corporate bonds detracted slightly from absolute performance.
U.S. long-term government bonds were the largest detractor in the funds at and near retirement, followed by U.S. long-term corporate bonds and global infrastructure stocks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2015 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	10.91%	6.73%	7.29%
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Index 2035 Fund Custom Benchmark	11.03	6.81	7.33
Key Fund statistics
Net Assets	$10,088,044,076
Number of Portfolio Holdings	14
Net Investment Advisory Fees	$749,531
Portfolio Turnover Rate	20%
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2035 Fund Custom Benchmark”) comprised of the Bloomberg Enhanced Roll Yield Total Return Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2035 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	65.0%
Fixed-Income Funds	34.9%
Money Market Funds	—	%(a)
Other Assets Less Liabilities	0.1
Ten largest holdings
Security(b)	Percent of Net Assets
Large Cap Index Master Portfolio	38.0%
iShares Core MSCI Total International Stock ETF	20.8%
iShares U.S. Securitized Bond Index Fund	9.3%
iShares U.S. Intermediate Government Bond Index Fund	8.0%
iShares U.S. Intermediate Credit Bond Index Fund	6.3%
iShares U.S. Long Government Bond Index Fund	5.4%
iShares U.S. Long Credit Bond Index Fund	4.3%
iShares FTSE NAREIT All Equity REITs Index Fund	2.9%
iShares Global Infrastructure ETF	1.8%
Master Small Cap Index Series	1.5%
(a)	Rounds to less than 0.1%.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, ICE Data Indices, LLC, MSCI, Inc., S&P Dow Jones Indices and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2035 Fund
Institutional Shares | LIJIX
Annual Shareholder Report — December 31, 2024
LIJIX-12/24-AR

BlackRock LifePath® Index 2035 Fund
Investor A Shares | LIJAX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® Index 2035 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$38(a)	0.36%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Investor A Shares returned 10.63%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Index 2035 Fund Custom Benchmark returned 11.03%.
What contributed to performance?
Large-cap U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, U.S. small-cap stocks, global developed-market investment trusts (“REITs”), and U.S. Treasury Inflation Protected Securities (“TIPS”).
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. intermediate-term corporate bonds, U.S. small-cap stocks, U.S. securitized bonds, U.S. TIPS, global developed-market REITs, and commodities.
What detracted from performance?
In the funds farthest from retirement, an allocation to U.S. long-term corporate bonds detracted slightly from absolute performance.
U.S. long-term government bonds were the largest detractor in the funds at and near retirement, followed by U.S. long-term corporate bonds and global infrastructure stocks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2015 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	10.63%	6.47%	7.02%
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Index 2035 Fund Custom Benchmark	11.03	6.81	7.33
Key Fund statistics
Net Assets	$10,088,044,076
Number of Portfolio Holdings	14
Net Investment Advisory Fees	$749,531
Portfolio Turnover Rate	20%
Average annual total returns reflect reductions for service fees.
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2035 Fund Custom Benchmark”) comprised of the Bloomberg Enhanced Roll Yield Total Return Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2035 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	65.0%
Fixed-Income Funds	34.9%
Money Market Funds	—	%(a)
Other Assets Less Liabilities	0.1
Ten largest holdings
Security(b)	Percent of Net Assets
Large Cap Index Master Portfolio	38.0%
iShares Core MSCI Total International Stock ETF	20.8%
iShares U.S. Securitized Bond Index Fund	9.3%
iShares U.S. Intermediate Government Bond Index Fund	8.0%
iShares U.S. Intermediate Credit Bond Index Fund	6.3%
iShares U.S. Long Government Bond Index Fund	5.4%
iShares U.S. Long Credit Bond Index Fund	4.3%
iShares FTSE NAREIT All Equity REITs Index Fund	2.9%
iShares Global Infrastructure ETF	1.8%
Master Small Cap Index Series	1.5%
(a)	Rounds to less than 0.1%.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, ICE Data Indices, LLC, MSCI, Inc., S&P Dow Jones Indices and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2035 Fund
Investor A Shares | LIJAX
Annual Shareholder Report — December 31, 2024
LIJAX-12/24-AR

BlackRock LifePath® Index 2035 Fund
Investor P Shares | LIJPX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® Index 2035 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$38(a)	0.36%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Investor P Shares returned 10.61%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Index 2035 Fund Custom Benchmark returned 11.03%.
What contributed to performance?
Large-cap U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, U.S. small-cap stocks, global developed-market investment trusts (“REITs”), and U.S. Treasury Inflation Protected Securities (“TIPS”).
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. intermediate-term corporate bonds, U.S. small-cap stocks, U.S. securitized bonds, U.S. TIPS, global developed-market REITs, and commodities.
What detracted from performance?
In the funds farthest from retirement, an allocation to U.S. long-term corporate bonds detracted slightly from absolute performance.
U.S. long-term government bonds were the largest detractor in the funds at and near retirement, followed by U.S. long-term corporate bonds and global infrastructure stocks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2015 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor P Shares	10.61%	6.47%	7.02%
Investor P Shares (with sales charge)	4.80	5.33	6.45
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Index 2035 Fund Custom Benchmark	11.03	6.81	7.33
Key Fund statistics
Net Assets	$10,088,044,076
Number of Portfolio Holdings	14
Net Investment Advisory Fees	$749,531
Portfolio Turnover Rate	20%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2035 Fund Custom Benchmark”) comprised of the Bloomberg Enhanced Roll Yield Total Return Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2035 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.
Performance shown prior to the Investor P Shares inception date of August 6, 2018 is that of Institutional Shares (which have no distribution or service fees) and was restated to reflect Investor P Shares fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	65.0%
Fixed-Income Funds	34.9%
Money Market Funds	—	%(a)
Other Assets Less Liabilities	0.1
Ten largest holdings
Security(b)	Percent of Net Assets
Large Cap Index Master Portfolio	38.0%
iShares Core MSCI Total International Stock ETF	20.8%
iShares U.S. Securitized Bond Index Fund	9.3%
iShares U.S. Intermediate Government Bond Index Fund	8.0%
iShares U.S. Intermediate Credit Bond Index Fund	6.3%
iShares U.S. Long Government Bond Index Fund	5.4%
iShares U.S. Long Credit Bond Index Fund	4.3%
iShares FTSE NAREIT All Equity REITs Index Fund	2.9%
iShares Global Infrastructure ETF	1.8%
Master Small Cap Index Series	1.5%
(a)	Rounds to less than 0.1%.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, ICE Data Indices, LLC, MSCI, Inc., S&P Dow Jones Indices and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2035 Fund
Investor P Shares | LIJPX
Annual Shareholder Report — December 31, 2024
LIJPX-12/24-AR

BlackRock LifePath® Index 2035 Fund
Class K Shares | LIJKX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® Index 2035 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$6(a)	0.06%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Class K Shares returned 10.98%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Index 2035 Fund Custom Benchmark returned 11.03%.
What contributed to performance?
Large-cap U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, U.S. small-cap stocks, global developed-market investment trusts (“REITs”), and U.S. Treasury Inflation Protected Securities (“TIPS”).
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. intermediate-term corporate bonds, U.S. small-cap stocks, U.S. securitized bonds, U.S. TIPS, global developed-market REITs, and commodities.
What detracted from performance?
In the funds farthest from retirement, an allocation to U.S. long-term corporate bonds detracted slightly from absolute performance.
U.S. long-term government bonds were the largest detractor in the funds at and near retirement, followed by U.S. long-term corporate bonds and global infrastructure stocks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2015 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	10.98%	6.79%	7.33%
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Index 2035 Fund Custom Benchmark	11.03	6.81	7.33
Key Fund statistics
Net Assets	$10,088,044,076
Number of Portfolio Holdings	14
Net Investment Advisory Fees	$749,531
Portfolio Turnover Rate	20%
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2035 Fund Custom Benchmark”) comprised of the Bloomberg Enhanced Roll Yield Total Return Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2035 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	65.0%
Fixed-Income Funds	34.9%
Money Market Funds	—	%(a)
Other Assets Less Liabilities	0.1
Ten largest holdings
Security(b)	Percent of Net Assets
Large Cap Index Master Portfolio	38.0%
iShares Core MSCI Total International Stock ETF	20.8%
iShares U.S. Securitized Bond Index Fund	9.3%
iShares U.S. Intermediate Government Bond Index Fund	8.0%
iShares U.S. Intermediate Credit Bond Index Fund	6.3%
iShares U.S. Long Government Bond Index Fund	5.4%
iShares U.S. Long Credit Bond Index Fund	4.3%
iShares FTSE NAREIT All Equity REITs Index Fund	2.9%
iShares Global Infrastructure ETF	1.8%
Master Small Cap Index Series	1.5%
(a)	Rounds to less than 0.1%.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, ICE Data Indices, LLC, MSCI, Inc., S&P Dow Jones Indices and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2035 Fund
Class K Shares | LIJKX
Annual Shareholder Report — December 31, 2024
LIJKX-12/24-AR

BlackRock LifePath® Index 2040 Fund
Institutional Shares | LIKIX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® Index 2040 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$12(a)	0.11%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Institutional Shares returned 12.61%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Index 2040 Fund Custom Benchmark returned 12.74%.
What contributed to performance?
Large-cap U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, U.S. small-cap stocks, global developed-market investment trusts (“REITs”), and U.S. Treasury Inflation Protected Securities (“TIPS”).
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. intermediate-term corporate bonds, U.S. small-cap stocks, U.S. securitized bonds, U.S. TIPS, global developed-market REITs, and commodities.
What detracted from performance?
In the funds farthest from retirement, an allocation to U.S. long-term corporate bonds detracted slightly from absolute performance.
U.S. long-term government bonds were the largest detractor in the funds at and near retirement, followed by U.S. long-term corporate bonds and global infrastructure stocks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2015 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	12.61%	7.76%	8.05%
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Index 2040 Fund Custom Benchmark	12.74	7.82	8.09
Key Fund statistics
Net Assets	$12,716,848,642
Number of Portfolio Holdings	13
Net Investment Advisory Fees	$585,226
Portfolio Turnover Rate	21%
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2040 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2040 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	76.6%
Fixed-Income Funds	23.4%
Money Market Funds	0.4%
Liabilities in Excess of Other Assets	(0.4)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	44.2%
iShares Core MSCI Total International Stock ETF	24.8%
iShares U.S. Securitized Bond Index Fund	6.2%
iShares U.S. Intermediate Government Bond Index Fund	4.3%
iShares U.S. Long Credit Bond Index Fund	4.2%
iShares U.S. Intermediate Credit Bond Index Fund	3.7%
iShares U.S. Long Government Bond Index Fund	3.7%
iShares FTSE NAREIT All Equity REITs Index Fund	3.5%
Master Small Cap Index Series	2.1%
iShares Global Infrastructure ETF	2.0%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, ICE Data Indices, LLC, MSCI, Inc., S&P Dow Jones Indices and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2040 Fund
Institutional Shares | LIKIX
Annual Shareholder Report — December 31, 2024
LIKIX-12/24-AR

BlackRock LifePath® Index 2040 Fund
Investor A Shares | LIKAX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® Index 2040 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$38(a)	0.36%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Investor A Shares returned 12.38%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Index 2040 Fund Custom Benchmark returned 12.74%.
What contributed to performance?
Large-cap U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, U.S. small-cap stocks, global developed-market investment trusts (“REITs”), and U.S. Treasury Inflation Protected Securities (“TIPS”).
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. intermediate-term corporate bonds, U.S. small-cap stocks, U.S. securitized bonds, U.S. TIPS, global developed-market REITs, and commodities.
What detracted from performance?
In the funds farthest from retirement, an allocation to U.S. long-term corporate bonds detracted slightly from absolute performance.
U.S. long-term government bonds were the largest detractor in the funds at and near retirement, followed by U.S. long-term corporate bonds and global infrastructure stocks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2015 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	12.38%	7.49%	7.79%
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Index 2040 Fund Custom Benchmark	12.74	7.82	8.09
Key Fund statistics
Net Assets	$12,716,848,642
Number of Portfolio Holdings	13
Net Investment Advisory Fees	$585,226
Portfolio Turnover Rate	21%
Average annual total returns reflect reductions for service fees.
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2040 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2040 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	76.6%
Fixed-Income Funds	23.4%
Money Market Funds	0.4%
Liabilities in Excess of Other Assets	(0.4)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	44.2%
iShares Core MSCI Total International Stock ETF	24.8%
iShares U.S. Securitized Bond Index Fund	6.2%
iShares U.S. Intermediate Government Bond Index Fund	4.3%
iShares U.S. Long Credit Bond Index Fund	4.2%
iShares U.S. Intermediate Credit Bond Index Fund	3.7%
iShares U.S. Long Government Bond Index Fund	3.7%
iShares FTSE NAREIT All Equity REITs Index Fund	3.5%
Master Small Cap Index Series	2.1%
iShares Global Infrastructure ETF	2.0%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, ICE Data Indices, LLC, MSCI, Inc., S&P Dow Jones Indices and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2040 Fund
Investor A Shares | LIKAX
Annual Shareholder Report — December 31, 2024
LIKAX-12/24-AR

BlackRock LifePath® Index 2040 Fund
Investor P Shares | LIKPX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® Index 2040 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$38(a)	0.36%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Investor P Shares returned 12.31%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Index 2040 Fund Custom Benchmark returned 12.74%.
What contributed to performance?
Large-cap U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, U.S. small-cap stocks, global developed-market investment trusts (“REITs”), and U.S. Treasury Inflation Protected Securities (“TIPS”).
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. intermediate-term corporate bonds, U.S. small-cap stocks, U.S. securitized bonds, U.S. TIPS, global developed-market REITs, and commodities.
What detracted from performance?
In the funds farthest from retirement, an allocation to U.S. long-term corporate bonds detracted slightly from absolute performance.
U.S. long-term government bonds were the largest detractor in the funds at and near retirement, followed by U.S. long-term corporate bonds and global infrastructure stocks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2015 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor P Shares	12.31%	7.49%	7.78%
Investor P Shares (with sales charge)	6.42	6.33	7.21
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Index 2040 Fund Custom Benchmark	12.74	7.82	8.09
Key Fund statistics
Net Assets	$12,716,848,642
Number of Portfolio Holdings	13
Net Investment Advisory Fees	$585,226
Portfolio Turnover Rate	21%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2040 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2040 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.
Performance shown prior to the Investor P Shares inception date of August 6, 2018 is that of Institutional Shares (which have no distribution or service fees) and was restated to reflect Investor P Shares fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	76.6%
Fixed-Income Funds	23.4%
Money Market Funds	0.4%
Liabilities in Excess of Other Assets	(0.4)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	44.2%
iShares Core MSCI Total International Stock ETF	24.8%
iShares U.S. Securitized Bond Index Fund	6.2%
iShares U.S. Intermediate Government Bond Index Fund	4.3%
iShares U.S. Long Credit Bond Index Fund	4.2%
iShares U.S. Intermediate Credit Bond Index Fund	3.7%
iShares U.S. Long Government Bond Index Fund	3.7%
iShares FTSE NAREIT All Equity REITs Index Fund	3.5%
Master Small Cap Index Series	2.1%
iShares Global Infrastructure ETF	2.0%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, ICE Data Indices, LLC, MSCI, Inc., S&P Dow Jones Indices and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2040 Fund
Investor P Shares | LIKPX
Annual Shareholder Report — December 31, 2024
LIKPX-12/24-AR

BlackRock LifePath® Index 2040 Fund
Class K Shares | LIKKX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® Index 2040 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$6(a)	0.06%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Class K Shares returned 12.66%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Index 2040 Fund Custom Benchmark returned 12.74%.
What contributed to performance?
Large-cap U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, U.S. small-cap stocks, global developed-market investment trusts (“REITs”), and U.S. Treasury Inflation Protected Securities (“TIPS”).
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. intermediate-term corporate bonds, U.S. small-cap stocks, U.S. securitized bonds, U.S. TIPS, global developed-market REITs, and commodities.
What detracted from performance?
In the funds farthest from retirement, an allocation to U.S. long-term corporate bonds detracted slightly from absolute performance.
U.S. long-term government bonds were the largest detractor in the funds at and near retirement, followed by U.S. long-term corporate bonds and global infrastructure stocks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2015 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	12.66%	7.81%	8.11%
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Index 2040 Fund Custom Benchmark	12.74	7.82	8.09
Key Fund statistics
Net Assets	$12,716,848,642
Number of Portfolio Holdings	13
Net Investment Advisory Fees	$585,226
Portfolio Turnover Rate	21%
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2040 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2040 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	76.6%
Fixed-Income Funds	23.4%
Money Market Funds	0.4%
Liabilities in Excess of Other Assets	(0.4)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	44.2%
iShares Core MSCI Total International Stock ETF	24.8%
iShares U.S. Securitized Bond Index Fund	6.2%
iShares U.S. Intermediate Government Bond Index Fund	4.3%
iShares U.S. Long Credit Bond Index Fund	4.2%
iShares U.S. Intermediate Credit Bond Index Fund	3.7%
iShares U.S. Long Government Bond Index Fund	3.7%
iShares FTSE NAREIT All Equity REITs Index Fund	3.5%
Master Small Cap Index Series	2.1%
iShares Global Infrastructure ETF	2.0%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, ICE Data Indices, LLC, MSCI, Inc., S&P Dow Jones Indices and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2040 Fund
Class K Shares | LIKKX
Annual Shareholder Report — December 31, 2024
LIKKX-12/24-AR

BlackRock LifePath® Index 2045 Fund
Institutional Shares | LIHIX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® Index 2045 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$12(a)	0.11%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Institutional Shares returned 14.26%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Index 2045 Fund Custom Benchmark returned 14.38%.
What contributed to performance?
Large-cap U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, U.S. small-cap stocks, global developed-market investment trusts (“REITs”), and U.S. Treasury Inflation Protected Securities (“TIPS”).
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. intermediate-term corporate bonds, U.S. small-cap stocks, U.S. securitized bonds, U.S. TIPS, global developed-market REITs, and commodities.
What detracted from performance?
In the funds farthest from retirement, an allocation to U.S. long-term corporate bonds detracted slightly from absolute performance.
U.S. long-term government bonds were the largest detractor in the funds at and near retirement, followed by U.S. long-term corporate bonds and global infrastructure stocks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2015 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	14.26%	8.73%	8.71%
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Index 2045 Fund Custom Benchmark	14.38	8.75	8.71
Key Fund statistics
Net Assets	$8,981,677,469
Number of Portfolio Holdings	13
Net Investment Advisory Fees	$278,599
Portfolio Turnover Rate	18%
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2045 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2045 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	87.1%
Fixed-Income Funds	12.9%
Money Market Funds	1.5%
Liabilities in Excess of Other Assets	(1.5)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	50.2%
iShares Core MSCI Total International Stock ETF	29.3%
iShares U.S. Long Credit Bond Index Fund	4.3%
iShares FTSE NAREIT All Equity REITs Index Fund	4.3%
iShares U.S. Securitized Bond Index Fund	3.2%
Master Small Cap Index Series	3.1%
iShares U.S. Long Government Bond Index Fund	1.8%
iShares U.S. Intermediate Credit Bond Index Fund	1.6%
iShares U.S. Intermediate Government Bond Index Fund	1.4%
iShares TIPS Bond ETF	0.5%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, ICE Data Indices, LLC, MSCI, Inc., S&P Dow Jones Indices and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2045 Fund
Institutional Shares | LIHIX
Annual Shareholder Report — December 31, 2024
LIHIX-12/24-AR

BlackRock LifePath® Index 2045 Fund
Investor A Shares | LIHAX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® Index 2045 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$39(a)	0.36%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Investor A Shares returned 13.98%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Index 2045 Fund Custom Benchmark returned 14.38%.
What contributed to performance?
Large-cap U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, U.S. small-cap stocks, global developed-market investment trusts (“REITs”), and U.S. Treasury Inflation Protected Securities (“TIPS”).
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. intermediate-term corporate bonds, U.S. small-cap stocks, U.S. securitized bonds, U.S. TIPS, global developed-market REITs, and commodities.
What detracted from performance?
In the funds farthest from retirement, an allocation to U.S. long-term corporate bonds detracted slightly from absolute performance.
U.S. long-term government bonds were the largest detractor in the funds at and near retirement, followed by U.S. long-term corporate bonds and global infrastructure stocks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2015 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	13.98%	8.44%	8.44%
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Index 2045 Fund Custom Benchmark	14.38	8.75	8.71
Key Fund statistics
Net Assets	$8,981,677,469
Number of Portfolio Holdings	13
Net Investment Advisory Fees	$278,599
Portfolio Turnover Rate	18%
Average annual total returns reflect reductions for service fees.
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2045 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2045 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	87.1%
Fixed-Income Funds	12.9%
Money Market Funds	1.5%
Liabilities in Excess of Other Assets	(1.5)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	50.2%
iShares Core MSCI Total International Stock ETF	29.3%
iShares U.S. Long Credit Bond Index Fund	4.3%
iShares FTSE NAREIT All Equity REITs Index Fund	4.3%
iShares U.S. Securitized Bond Index Fund	3.2%
Master Small Cap Index Series	3.1%
iShares U.S. Long Government Bond Index Fund	1.8%
iShares U.S. Intermediate Credit Bond Index Fund	1.6%
iShares U.S. Intermediate Government Bond Index Fund	1.4%
iShares TIPS Bond ETF	0.5%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, ICE Data Indices, LLC, MSCI, Inc., S&P Dow Jones Indices and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2045 Fund
Investor A Shares | LIHAX
Annual Shareholder Report — December 31, 2024
LIHAX-12/24-AR

BlackRock LifePath® Index 2045 Fund
Investor P Shares | LIHPX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® Index 2045 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$39(a)	0.36%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Investor P Shares returned 13.98%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Index 2045 Fund Custom Benchmark returned 14.38%.
What contributed to performance?
Large-cap U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, U.S. small-cap stocks, global developed-market investment trusts (“REITs”), and U.S. Treasury Inflation Protected Securities (“TIPS”).
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. intermediate-term corporate bonds, U.S. small-cap stocks, U.S. securitized bonds, U.S. TIPS, global developed-market REITs, and commodities.
What detracted from performance?
In the funds farthest from retirement, an allocation to U.S. long-term corporate bonds detracted slightly from absolute performance.
U.S. long-term government bonds were the largest detractor in the funds at and near retirement, followed by U.S. long-term corporate bonds and global infrastructure stocks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2015 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor P Shares	13.98%	8.45%	8.43%
Investor P Shares (with sales charge)	7.99	7.28	7.85
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Index 2045 Fund Custom Benchmark	14.38	8.75	8.71
Key Fund statistics
Net Assets	$8,981,677,469
Number of Portfolio Holdings	13
Net Investment Advisory Fees	$278,599
Portfolio Turnover Rate	18%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2045 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2045 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.
Performance shown prior to the Investor P Shares inception date of August 6, 2018 is that of Institutional Shares (which have no distribution or service fees) and was restated to reflect Investor P Shares fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	87.1%
Fixed-Income Funds	12.9%
Money Market Funds	1.5%
Liabilities in Excess of Other Assets	(1.5)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	50.2%
iShares Core MSCI Total International Stock ETF	29.3%
iShares U.S. Long Credit Bond Index Fund	4.3%
iShares FTSE NAREIT All Equity REITs Index Fund	4.3%
iShares U.S. Securitized Bond Index Fund	3.2%
Master Small Cap Index Series	3.1%
iShares U.S. Long Government Bond Index Fund	1.8%
iShares U.S. Intermediate Credit Bond Index Fund	1.6%
iShares U.S. Intermediate Government Bond Index Fund	1.4%
iShares TIPS Bond ETF	0.5%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, ICE Data Indices, LLC, MSCI, Inc., S&P Dow Jones Indices and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2045 Fund
Investor P Shares | LIHPX
Annual Shareholder Report — December 31, 2024
LIHPX-12/24-AR

BlackRock LifePath® Index 2045 Fund
Class K Shares | LIHKX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® Index 2045 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$6(a)	0.06%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Class K Shares returned 14.36%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Index 2045 Fund Custom Benchmark returned 14.38%.
What contributed to performance?
Large-cap U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, U.S. small-cap stocks, global developed-market investment trusts (“REITs”), and U.S. Treasury Inflation Protected Securities (“TIPS”).
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. intermediate-term corporate bonds, U.S. small-cap stocks, U.S. securitized bonds, U.S. TIPS, global developed-market REITs, and commodities.
What detracted from performance?
In the funds farthest from retirement, an allocation to U.S. long-term corporate bonds detracted slightly from absolute performance.
U.S. long-term government bonds were the largest detractor in the funds at and near retirement, followed by U.S. long-term corporate bonds and global infrastructure stocks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2015 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	14.36%	8.77%	8.76%
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Index 2045 Fund Custom Benchmark	14.38	8.75	8.71
Key Fund statistics
Net Assets	$8,981,677,469
Number of Portfolio Holdings	13
Net Investment Advisory Fees	$278,599
Portfolio Turnover Rate	18%
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2045 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2045 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	87.1%
Fixed-Income Funds	12.9%
Money Market Funds	1.5%
Liabilities in Excess of Other Assets	(1.5)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	50.2%
iShares Core MSCI Total International Stock ETF	29.3%
iShares U.S. Long Credit Bond Index Fund	4.3%
iShares FTSE NAREIT All Equity REITs Index Fund	4.3%
iShares U.S. Securitized Bond Index Fund	3.2%
Master Small Cap Index Series	3.1%
iShares U.S. Long Government Bond Index Fund	1.8%
iShares U.S. Intermediate Credit Bond Index Fund	1.6%
iShares U.S. Intermediate Government Bond Index Fund	1.4%
iShares TIPS Bond ETF	0.5%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, ICE Data Indices, LLC, MSCI, Inc., S&P Dow Jones Indices and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2045 Fund
Class K Shares | LIHKX
Annual Shareholder Report — December 31, 2024
LIHKX-12/24-AR

BlackRock LifePath® Index 2050 Fund
Institutional Shares | LIPIX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® Index 2050 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$12(a)	0.11%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Institutional Shares returned 15.59%.
  For the same period, the Russell 1000® Index returned 24.51%, Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Index 2050 Fund Custom Benchmark returned 15.70%.
What contributed to performance?
Large-cap U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, U.S. small-cap stocks, global developed-market investment trusts (“REITs”), and U.S. Treasury Inflation Protected Securities (“TIPS”).
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. intermediate-term corporate bonds, U.S. small-cap stocks, U.S. securitized bonds, U.S. TIPS, global developed-market REITs, and commodities.
What detracted from performance?
In the funds farthest from retirement, an allocation to U.S. long-term corporate bonds detracted slightly from absolute performance.
U.S. long-term government bonds were the largest detractor in the funds at and near retirement, followed by U.S. long-term corporate bonds and global infrastructure stocks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2015 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	15.59%	9.33%	9.06%
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Index 2050 Fund Custom Benchmark	15.70	9.35	9.06
Key Fund statistics
Net Assets	$9,395,604,779
Number of Portfolio Holdings	9
Net Investment Advisory Fees	$245,473
Portfolio Turnover Rate	16%
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2050 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2050 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	94.8%
Fixed-Income Funds	5.2%
Money Market Funds	1.7%
Liabilities in Excess of Other Assets	(1.7)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	55.9%
iShares Core MSCI Total International Stock ETF	32.9%
Master Small Cap Index Series	3.8%
iShares U.S. Long Credit Bond Index Fund	3.5%
iShares FTSE NAREIT All Equity REITs Index Fund	2.3%
iShares U.S. Securitized Bond Index Fund	1.2%
iShares TIPS Bond ETF	0.2%
iShares U.S. Long Government Bond Index Fund	0.2%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2050 Fund
Institutional Shares | LIPIX
Annual Shareholder Report — December 31, 2024
LIPIX-12/24-AR

BlackRock LifePath® Index 2050 Fund
Investor A Shares | LIPAX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® Index 2050 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$39(a)	0.36%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Investor A Shares returned 15.30%.
  For the same period, the Russell 1000® Index returned 24.51%, Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Index 2050 Fund Custom Benchmark returned 15.70%.
What contributed to performance?
Large-cap U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, U.S. small-cap stocks, global developed-market investment trusts (“REITs”), and U.S. Treasury Inflation Protected Securities (“TIPS”).
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. intermediate-term corporate bonds, U.S. small-cap stocks, U.S. securitized bonds, U.S. TIPS, global developed-market REITs, and commodities.
What detracted from performance?
In the funds farthest from retirement, an allocation to U.S. long-term corporate bonds detracted slightly from absolute performance.
U.S. long-term government bonds were the largest detractor in the funds at and near retirement, followed by U.S. long-term corporate bonds and global infrastructure stocks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2015 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	15.30%	9.06%	8.79%
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Index 2050 Fund Custom Benchmark	15.70	9.35	9.06
Key Fund statistics
Net Assets	$9,395,604,779
Number of Portfolio Holdings	9
Net Investment Advisory Fees	$245,473
Portfolio Turnover Rate	16%
Average annual total returns reflect reductions for service fees.
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2050 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2050 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	94.8%
Fixed-Income Funds	5.2%
Money Market Funds	1.7%
Liabilities in Excess of Other Assets	(1.7)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	55.9%
iShares Core MSCI Total International Stock ETF	32.9%
Master Small Cap Index Series	3.8%
iShares U.S. Long Credit Bond Index Fund	3.5%
iShares FTSE NAREIT All Equity REITs Index Fund	2.3%
iShares U.S. Securitized Bond Index Fund	1.2%
iShares TIPS Bond ETF	0.2%
iShares U.S. Long Government Bond Index Fund	0.2%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2050 Fund
Investor A Shares | LIPAX
Annual Shareholder Report — December 31, 2024
LIPAX-12/24-AR

BlackRock LifePath® Index 2050 Fund
Investor P Shares | LIPPX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® Index 2050 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$39(a)	0.36%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Investor P Shares returned 15.27%.
  For the same period, the Russell 1000® Index returned 24.51%, Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Index 2050 Fund Custom Benchmark returned 15.70%.
What contributed to performance?
Large-cap U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, U.S. small-cap stocks, global developed-market investment trusts (“REITs”), and U.S. Treasury Inflation Protected Securities (“TIPS”).
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. intermediate-term corporate bonds, U.S. small-cap stocks, U.S. securitized bonds, U.S. TIPS, global developed-market REITs, and commodities.
What detracted from performance?
In the funds farthest from retirement, an allocation to U.S. long-term corporate bonds detracted slightly from absolute performance.
U.S. long-term government bonds were the largest detractor in the funds at and near retirement, followed by U.S. long-term corporate bonds and global infrastructure stocks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2015 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor P Shares	15.27%	9.05%	8.79%
Investor P Shares (with sales charge)	9.22	7.88	8.20
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Index 2050 Fund Custom Benchmark	15.70	9.35	9.06
Key Fund statistics
Net Assets	$9,395,604,779
Number of Portfolio Holdings	9
Net Investment Advisory Fees	$245,473
Portfolio Turnover Rate	16%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2050 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2050 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.
Performance shown prior to the Investor P Shares inception date of August 6, 2018 is that of Institutional Shares (which have no distribution or service fees) and was restated to reflect Investor P Shares fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	94.8%
Fixed-Income Funds	5.2%
Money Market Funds	1.7%
Liabilities in Excess of Other Assets	(1.7)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	55.9%
iShares Core MSCI Total International Stock ETF	32.9%
Master Small Cap Index Series	3.8%
iShares U.S. Long Credit Bond Index Fund	3.5%
iShares FTSE NAREIT All Equity REITs Index Fund	2.3%
iShares U.S. Securitized Bond Index Fund	1.2%
iShares TIPS Bond ETF	0.2%
iShares U.S. Long Government Bond Index Fund	0.2%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2050 Fund
Investor P Shares | LIPPX
Annual Shareholder Report — December 31, 2024
LIPPX-12/24-AR

BlackRock LifePath® Index 2050 Fund
Class K Shares | LIPKX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® Index 2050 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$6(a)	0.06%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Class K Shares returned 15.65%.
  For the same period, the Russell 1000® Index returned 24.51%, Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Index 2050 Fund Custom Benchmark returned 15.70%.
What contributed to performance?
Large-cap U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, U.S. small-cap stocks, global developed-market investment trusts (“REITs”), and U.S. Treasury Inflation Protected Securities (“TIPS”).
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. intermediate-term corporate bonds, U.S. small-cap stocks, U.S. securitized bonds, U.S. TIPS, global developed-market REITs, and commodities.
What detracted from performance?
In the funds farthest from retirement, an allocation to U.S. long-term corporate bonds detracted slightly from absolute performance.
U.S. long-term government bonds were the largest detractor in the funds at and near retirement, followed by U.S. long-term corporate bonds and global infrastructure stocks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2015 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	15.65%	9.38%	9.12%
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Index 2050 Fund Custom Benchmark	15.70	9.35	9.06
Key Fund statistics
Net Assets	$9,395,604,779
Number of Portfolio Holdings	9
Net Investment Advisory Fees	$245,473
Portfolio Turnover Rate	16%
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2050 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2050 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	94.8%
Fixed-Income Funds	5.2%
Money Market Funds	1.7%
Liabilities in Excess of Other Assets	(1.7)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	55.9%
iShares Core MSCI Total International Stock ETF	32.9%
Master Small Cap Index Series	3.8%
iShares U.S. Long Credit Bond Index Fund	3.5%
iShares FTSE NAREIT All Equity REITs Index Fund	2.3%
iShares U.S. Securitized Bond Index Fund	1.2%
iShares TIPS Bond ETF	0.2%
iShares U.S. Long Government Bond Index Fund	0.2%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2050 Fund
Class K Shares | LIPKX
Annual Shareholder Report — December 31, 2024
LIPKX-12/24-AR

BlackRock LifePath® Index 2055 Fund
Institutional Shares | LIVIX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® Index 2055 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$12(a)	0.11%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Institutional Shares returned 16.18%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Index 2055 Fund Custom Benchmark returned 16.33%.
What contributed to performance?
Large-cap U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, U.S. small-cap stocks, global developed-market investment trusts (“REITs”), and U.S. Treasury Inflation Protected Securities (“TIPS”).
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. intermediate-term corporate bonds, U.S. small-cap stocks, U.S. securitized bonds, U.S. TIPS, global developed-market REITs, and commodities.
What detracted from performance?
In the funds farthest from retirement, an allocation to U.S. long-term corporate bonds detracted slightly from absolute performance.
U.S. long-term government bonds were the largest detractor in the funds at and near retirement, followed by U.S. long-term corporate bonds and global infrastructure stocks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2015 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	16.18%	9.52%	9.17%
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Index 2055 Fund Custom Benchmark	16.33	9.57	9.17
Key Fund statistics
Net Assets	$6,241,076,672
Number of Portfolio Holdings	7
Net Investment Advisory Fees	$165,443
Portfolio Turnover Rate	13%
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2055 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2055 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.5%
Fixed-Income Funds	1.5%
Money Market Funds	0.4%
Liabilities in Excess of Other Assets	(0.4)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	58.6%
iShares Core MSCI Total International Stock ETF	34.5%
Master Small Cap Index Series	4.2%
iShares U.S. Long Credit Bond Index Fund	1.4%
iShares FTSE NAREIT All Equity REITs Index Fund	1.2%
iShares TIPS Bond ETF	0.1%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2055 Fund
Institutional Shares | LIVIX
Annual Shareholder Report — December 31, 2024
LIVIX-12/24-AR

BlackRock LifePath® Index 2055 Fund
Investor A Shares | LIVAX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® Index 2055 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$39(a)	0.36%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Investor A Shares returned 15.90%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Index 2055 Fund Custom Benchmark returned 16.33%.
What contributed to performance?
Large-cap U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, U.S. small-cap stocks, global developed-market investment trusts (“REITs”), and U.S. Treasury Inflation Protected Securities (“TIPS”).
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. intermediate-term corporate bonds, U.S. small-cap stocks, U.S. securitized bonds, U.S. TIPS, global developed-market REITs, and commodities.
What detracted from performance?
In the funds farthest from retirement, an allocation to U.S. long-term corporate bonds detracted slightly from absolute performance.
U.S. long-term government bonds were the largest detractor in the funds at and near retirement, followed by U.S. long-term corporate bonds and global infrastructure stocks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2015 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	15.90%	9.25%	8.90%
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Index 2055 Fund Custom Benchmark	16.33	9.57	9.17
Key Fund statistics
Net Assets	$6,241,076,672
Number of Portfolio Holdings	7
Net Investment Advisory Fees	$165,443
Portfolio Turnover Rate	13%
Average annual total returns reflect reductions for service fees.
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2055 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2055 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.5%
Fixed-Income Funds	1.5%
Money Market Funds	0.4%
Liabilities in Excess of Other Assets	(0.4)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	58.6%
iShares Core MSCI Total International Stock ETF	34.5%
Master Small Cap Index Series	4.2%
iShares U.S. Long Credit Bond Index Fund	1.4%
iShares FTSE NAREIT All Equity REITs Index Fund	1.2%
iShares TIPS Bond ETF	0.1%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2055 Fund
Investor A Shares | LIVAX
Annual Shareholder Report — December 31, 2024
LIVAX-12/24-AR

BlackRock LifePath® Index 2055 Fund
Investor P Shares | LIVPX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® Index 2055 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$39(a)	0.36%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Investor P Shares returned 15.93%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Index 2055 Fund Custom Benchmark returned 16.33%.
What contributed to performance?
Large-cap U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, U.S. small-cap stocks, global developed-market investment trusts (“REITs”), and U.S. Treasury Inflation Protected Securities (“TIPS”).
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. intermediate-term corporate bonds, U.S. small-cap stocks, U.S. securitized bonds, U.S. TIPS, global developed-market REITs, and commodities.
What detracted from performance?
In the funds farthest from retirement, an allocation to U.S. long-term corporate bonds detracted slightly from absolute performance.
U.S. long-term government bonds were the largest detractor in the funds at and near retirement, followed by U.S. long-term corporate bonds and global infrastructure stocks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2015 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor P Shares	15.93%	9.24%	8.90%
Investor P Shares (with sales charge)	9.84	8.07	8.31
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Index 2055 Fund Custom Benchmark	16.33	9.57	9.17
Key Fund statistics
Net Assets	$6,241,076,672
Number of Portfolio Holdings	7
Net Investment Advisory Fees	$165,443
Portfolio Turnover Rate	13%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2055 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2055 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.
Performance shown prior to the Investor P Shares inception date of August 6, 2018 is that of Institutional Shares (which have no distribution or service fees) and was restated to reflect Investor P Shares fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.5%
Fixed-Income Funds	1.5%
Money Market Funds	0.4%
Liabilities in Excess of Other Assets	(0.4)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	58.6%
iShares Core MSCI Total International Stock ETF	34.5%
Master Small Cap Index Series	4.2%
iShares U.S. Long Credit Bond Index Fund	1.4%
iShares FTSE NAREIT All Equity REITs Index Fund	1.2%
iShares TIPS Bond ETF	0.1%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2055 Fund
Investor P Shares | LIVPX
Annual Shareholder Report — December 31, 2024
LIVPX-12/24-AR

BlackRock LifePath® Index 2055 Fund
Class K Shares | LIVKX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® Index 2055 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$6(a)	0.06%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Class K Shares returned 16.29%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Index 2055 Fund Custom Benchmark returned 16.33%.
What contributed to performance?
Large-cap U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, U.S. small-cap stocks, global developed-market investment trusts (“REITs”), and U.S. Treasury Inflation Protected Securities (“TIPS”).
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. intermediate-term corporate bonds, U.S. small-cap stocks, U.S. securitized bonds, U.S. TIPS, global developed-market REITs, and commodities.
What detracted from performance?
In the funds farthest from retirement, an allocation to U.S. long-term corporate bonds detracted slightly from absolute performance.
U.S. long-term government bonds were the largest detractor in the funds at and near retirement, followed by U.S. long-term corporate bonds and global infrastructure stocks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2015 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	16.29%	9.57%	9.23%
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Index 2055 Fund Custom Benchmark	16.33	9.57	9.17
Key Fund statistics
Net Assets	$6,241,076,672
Number of Portfolio Holdings	7
Net Investment Advisory Fees	$165,443
Portfolio Turnover Rate	13%
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2055 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2055 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.5%
Fixed-Income Funds	1.5%
Money Market Funds	0.4%
Liabilities in Excess of Other Assets	(0.4)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	58.6%
iShares Core MSCI Total International Stock ETF	34.5%
Master Small Cap Index Series	4.2%
iShares U.S. Long Credit Bond Index Fund	1.4%
iShares FTSE NAREIT All Equity REITs Index Fund	1.2%
iShares TIPS Bond ETF	0.1%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2055 Fund
Class K Shares | LIVKX
Annual Shareholder Report — December 31, 2024
LIVKX-12/24-AR

BlackRock LifePath® Index 2060 Fund
Institutional Shares | LIZIX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® Index 2060 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$12(a)	0.11%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Institutional Shares returned 16.24%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Index 2060 Fund Custom Benchmark returned 16.37%.
What contributed to performance?
Large-cap U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, U.S. small-cap stocks, global developed-market investment trusts (“REITs”), and U.S. Treasury Inflation Protected Securities (“TIPS”).
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. intermediate-term corporate bonds, U.S. small-cap stocks, U.S. securitized bonds, U.S. TIPS, global developed-market REITs, and commodities.
What detracted from performance?
In the funds farthest from retirement, an allocation to U.S. long-term corporate bonds detracted slightly from absolute performance.
U.S. long-term government bonds were the largest detractor in the funds at and near retirement, followed by U.S. long-term corporate bonds and global infrastructure stocks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: February 29, 2016 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Institutional Shares	16.24%	9.53%	11.33%
Russell 1000® Index	24.51	14.28	15.30
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.23
LifePath Index 2060 Fund Custom Benchmark	16.37	9.58	11.34
Key Fund statistics
Net Assets	$3,642,794,606
Number of Portfolio Holdings	7
Net Investment Advisory Fees	$98,459
Portfolio Turnover Rate	12%
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund commenced operations on February 29, 2016.
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2060 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2060 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.9%
Fixed-Income Funds	1.1%
Money Market Funds	—	%(a)
Liabilities in Excess of Other Assets	(—	)(b)
Ten largest holdings
Security(c)	Percent of Net Assets
Large Cap Index Master Portfolio	58.9%
iShares Core MSCI Total International Stock ETF	34.7%
Master Small Cap Index Series	4.3%
iShares FTSE NAREIT All Equity REITs Index Fund	1.0%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares TIPS Bond ETF	0.1%
(a)	Rounds to less than 0.1%.
(b)	Rounds to greater than (0.1)%.
(c)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2060 Fund
Institutional Shares | LIZIX
Annual Shareholder Report — December 31, 2024
LIZIX-12/24-AR

BlackRock LifePath® Index 2060 Fund
Investor A Shares | LIZAX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® Index 2060 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$39(a)	0.36%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Investor A Shares returned 15.94%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Index 2060 Fund Custom Benchmark returned 16.37%.
What contributed to performance?
Large-cap U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, U.S. small-cap stocks, global developed-market investment trusts (“REITs”), and U.S. Treasury Inflation Protected Securities (“TIPS”).
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. intermediate-term corporate bonds, U.S. small-cap stocks, U.S. securitized bonds, U.S. TIPS, global developed-market REITs, and commodities.
What detracted from performance?
In the funds farthest from retirement, an allocation to U.S. long-term corporate bonds detracted slightly from absolute performance.
U.S. long-term government bonds were the largest detractor in the funds at and near retirement, followed by U.S. long-term corporate bonds and global infrastructure stocks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: February 29, 2016 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Investor A Shares	15.94%	9.25%	11.05%
Russell 1000® Index	24.51	14.28	15.30
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.23
LifePath Index 2060 Fund Custom Benchmark	16.37	9.58	11.34
Key Fund statistics
Net Assets	$3,642,794,606
Number of Portfolio Holdings	7
Net Investment Advisory Fees	$98,459
Portfolio Turnover Rate	12%
Average annual total returns reflect reductions for service fees.
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund commenced operations on February 29, 2016.
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2060 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2060 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.9%
Fixed-Income Funds	1.1%
Money Market Funds	—	%(a)
Liabilities in Excess of Other Assets	(—	)(b)
Ten largest holdings
Security(c)	Percent of Net Assets
Large Cap Index Master Portfolio	58.9%
iShares Core MSCI Total International Stock ETF	34.7%
Master Small Cap Index Series	4.3%
iShares FTSE NAREIT All Equity REITs Index Fund	1.0%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares TIPS Bond ETF	0.1%
(a)	Rounds to less than 0.1%.
(b)	Rounds to greater than (0.1)%.
(c)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2060 Fund
Investor A Shares | LIZAX
Annual Shareholder Report — December 31, 2024
LIZAX-12/24-AR

BlackRock LifePath® Index 2060 Fund
Investor P Shares | LIZPX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® Index 2060 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$39(a)	0.36%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Investor P Shares returned 15.94%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Index 2060 Fund Custom Benchmark returned 16.37%.
What contributed to performance?
Large-cap U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, U.S. small-cap stocks, global developed-market investment trusts (“REITs”), and U.S. Treasury Inflation Protected Securities (“TIPS”).
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. intermediate-term corporate bonds, U.S. small-cap stocks, U.S. securitized bonds, U.S. TIPS, global developed-market REITs, and commodities.
What detracted from performance?
In the funds farthest from retirement, an allocation to U.S. long-term corporate bonds detracted slightly from absolute performance.
U.S. long-term government bonds were the largest detractor in the funds at and near retirement, followed by U.S. long-term corporate bonds and global infrastructure stocks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: February 29, 2016 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Investor P Shares	15.94%	9.24%	11.06%
Investor P Shares (with sales charge)	9.86	8.07	10.39
Russell 1000® Index	24.51	14.28	15.30
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.23
LifePath Index 2060 Fund Custom Benchmark	16.37	9.58	11.34
Key Fund statistics
Net Assets	$3,642,794,606
Number of Portfolio Holdings	7
Net Investment Advisory Fees	$98,459
Portfolio Turnover Rate	12%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund commenced operations on February 29, 2016.
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2060 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2060 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.
Performance shown prior to the Investor P Shares inception date of August 6, 2018 is that of Institutional Shares (which have no distribution or service fees) and was restated to reflect Investor P Shares fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.9%
Fixed-Income Funds	1.1%
Money Market Funds	—	%(a)
Liabilities in Excess of Other Assets	(—	)(b)
Ten largest holdings
Security(c)	Percent of Net Assets
Large Cap Index Master Portfolio	58.9%
iShares Core MSCI Total International Stock ETF	34.7%
Master Small Cap Index Series	4.3%
iShares FTSE NAREIT All Equity REITs Index Fund	1.0%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares TIPS Bond ETF	0.1%
(a)	Rounds to less than 0.1%.
(b)	Rounds to greater than (0.1)%.
(c)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2060 Fund
Investor P Shares | LIZPX
Annual Shareholder Report — December 31, 2024
LIZPX-12/24-AR

BlackRock LifePath® Index 2060 Fund
Class K Shares | LIZKX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® Index 2060 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$6(a)	0.06%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Class K Shares returned 16.29%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Index 2060 Fund Custom Benchmark returned 16.37%.
What contributed to performance?
Large-cap U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, U.S. small-cap stocks, global developed-market investment trusts (“REITs”), and U.S. Treasury Inflation Protected Securities (“TIPS”).
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. intermediate-term corporate bonds, U.S. small-cap stocks, U.S. securitized bonds, U.S. TIPS, global developed-market REITs, and commodities.
What detracted from performance?
In the funds farthest from retirement, an allocation to U.S. long-term corporate bonds detracted slightly from absolute performance.
U.S. long-term government bonds were the largest detractor in the funds at and near retirement, followed by U.S. long-term corporate bonds and global infrastructure stocks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: February 29, 2016 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Class K Shares	16.29%	9.57%	11.38%
Russell 1000® Index	24.51	14.28	15.30
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.23
LifePath Index 2060 Fund Custom Benchmark	16.37	9.58	11.34
Key Fund statistics
Net Assets	$3,642,794,606
Number of Portfolio Holdings	7
Net Investment Advisory Fees	$98,459
Portfolio Turnover Rate	12%
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund commenced operations on February 29, 2016.
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2060 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2060 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.9%
Fixed-Income Funds	1.1%
Money Market Funds	—	%(a)
Liabilities in Excess of Other Assets	(—	)(b)
Ten largest holdings
Security(c)	Percent of Net Assets
Large Cap Index Master Portfolio	58.9%
iShares Core MSCI Total International Stock ETF	34.7%
Master Small Cap Index Series	4.3%
iShares FTSE NAREIT All Equity REITs Index Fund	1.0%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares TIPS Bond ETF	0.1%
(a)	Rounds to less than 0.1%.
(b)	Rounds to greater than (0.1)%.
(c)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2060 Fund
Class K Shares | LIZKX
Annual Shareholder Report — December 31, 2024
LIZKX-12/24-AR

BlackRock LifePath® Index 2065 Fund
Institutional Shares | LIWIX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® Index 2065 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$12(a)	0.11%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Institutional Shares returned 16.22%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Index 2065 Fund Custom Benchmark returned 16.37%.
What contributed to performance?
Large-cap U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, U.S. small-cap stocks, global developed-market investment trusts (“REITs”), and U.S. Treasury Inflation Protected Securities (“TIPS”).
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. intermediate-term corporate bonds, U.S. small-cap stocks, U.S. securitized bonds, U.S. TIPS, global developed-market REITs, and commodities.
What detracted from performance?
In the funds farthest from retirement, an allocation to U.S. long-term corporate bonds detracted slightly from absolute performance.
U.S. long-term government bonds were the largest detractor in the funds at and near retirement, followed by U.S. long-term corporate bonds and global infrastructure stocks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 30, 2019 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Institutional Shares	16.22%	9.61%	10.45%
Russell 1000® Index	24.51	14.28	15.17
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	(0.24)
LifePath Index 2065 Fund Custom Benchmark	16.37	9.57	10.42
Key Fund statistics
Net Assets	$952,167,333
Number of Portfolio Holdings	6
Net Investment Advisory Fees	$24,039
Portfolio Turnover Rate	10%
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund commenced operations on October 30, 2019.
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2065 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2065 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	99.0%
Fixed-Income Funds	1.0%
Other Assets Less Liabilities	— (a)
Ten largest holdings
Security(b)	Percent of Net Assets
Large Cap Index Master Portfolio	59.0%
iShares Core MSCI Total International Stock ETF	34.8%
Master Small Cap Index Series	4.2%
iShares FTSE NAREIT All Equity REITs Index Fund	1.0%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares TIPS Bond ETF	—	%(a)
(a)	Rounds to less than 0.1%.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2065 Fund
Institutional Shares | LIWIX
Annual Shareholder Report — December 31, 2024
LIWIX-12/24-AR

BlackRock LifePath® Index 2065 Fund
Investor A Shares | LIWAX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® Index 2065 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$39(a)	0.36%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Investor A Shares returned 15.97%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Index 2065 Fund Custom Benchmark returned 16.37%.
What contributed to performance?
Large-cap U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, U.S. small-cap stocks, global developed-market investment trusts (“REITs”), and U.S. Treasury Inflation Protected Securities (“TIPS”).
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. intermediate-term corporate bonds, U.S. small-cap stocks, U.S. securitized bonds, U.S. TIPS, global developed-market REITs, and commodities.
What detracted from performance?
In the funds farthest from retirement, an allocation to U.S. long-term corporate bonds detracted slightly from absolute performance.
U.S. long-term government bonds were the largest detractor in the funds at and near retirement, followed by U.S. long-term corporate bonds and global infrastructure stocks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 30, 2019 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Investor A Shares	15.97%	9.35%	10.19%
Russell 1000® Index	24.51	14.28	15.17
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	(0.24)
LifePath Index 2065 Fund Custom Benchmark	16.37	9.57	10.42
Key Fund statistics
Net Assets	$952,167,333
Number of Portfolio Holdings	6
Net Investment Advisory Fees	$24,039
Portfolio Turnover Rate	10%
Average annual total returns reflect reductions for service fees.
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund commenced operations on October 30, 2019.
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2065 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2065 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	99.0%
Fixed-Income Funds	1.0%
Other Assets Less Liabilities	— (a)
Ten largest holdings
Security(b)	Percent of Net Assets
Large Cap Index Master Portfolio	59.0%
iShares Core MSCI Total International Stock ETF	34.8%
Master Small Cap Index Series	4.2%
iShares FTSE NAREIT All Equity REITs Index Fund	1.0%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares TIPS Bond ETF	—	%(a)
(a)	Rounds to less than 0.1%.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2065 Fund
Investor A Shares | LIWAX
Annual Shareholder Report — December 31, 2024
LIWAX-12/24-AR

BlackRock LifePath® Index 2065 Fund
Investor P Shares | LIWPX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® Index 2065 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$39(a)	0.36%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Investor P Shares returned 16.01%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Index 2065 Fund Custom Benchmark returned 16.37%.
What contributed to performance?
Large-cap U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, U.S. small-cap stocks, global developed-market investment trusts (“REITs”), and U.S. Treasury Inflation Protected Securities (“TIPS”).
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. intermediate-term corporate bonds, U.S. small-cap stocks, U.S. securitized bonds, U.S. TIPS, global developed-market REITs, and commodities.
What detracted from performance?
In the funds farthest from retirement, an allocation to U.S. long-term corporate bonds detracted slightly from absolute performance.
U.S. long-term government bonds were the largest detractor in the funds at and near retirement, followed by U.S. long-term corporate bonds and global infrastructure stocks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 30, 2019 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Investor P Shares	16.01%	9.35%	10.19%
Investor P Shares (with sales charge)	9.88	8.18	9.06
Russell 1000® Index	24.51	14.28	15.17
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	(0.24)
LifePath Index 2065 Fund Custom Benchmark	16.37	9.57	10.42
Key Fund statistics
Net Assets	$952,167,333
Number of Portfolio Holdings	6
Net Investment Advisory Fees	$24,039
Portfolio Turnover Rate	10%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund commenced operations on October 30, 2019.
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2065 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2065 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	99.0%
Fixed-Income Funds	1.0%
Other Assets Less Liabilities	— (a)
Ten largest holdings
Security(b)	Percent of Net Assets
Large Cap Index Master Portfolio	59.0%
iShares Core MSCI Total International Stock ETF	34.8%
Master Small Cap Index Series	4.2%
iShares FTSE NAREIT All Equity REITs Index Fund	1.0%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares TIPS Bond ETF	—	%(a)
(a)	Rounds to less than 0.1%.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2065 Fund
Investor P Shares | LIWPX
Annual Shareholder Report — December 31, 2024
LIWPX-12/24-AR

BlackRock LifePath® Index 2065 Fund
Class K Shares | LIWKX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® Index 2065 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$6(a)	0.06%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Class K Shares returned 16.34%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Index 2065 Fund Custom Benchmark returned 16.37%.
What contributed to performance?
Large-cap U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, U.S. small-cap stocks, global developed-market investment trusts (“REITs”), and U.S. Treasury Inflation Protected Securities (“TIPS”).
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. intermediate-term corporate bonds, U.S. small-cap stocks, U.S. securitized bonds, U.S. TIPS, global developed-market REITs, and commodities.
What detracted from performance?
In the funds farthest from retirement, an allocation to U.S. long-term corporate bonds detracted slightly from absolute performance.
U.S. long-term government bonds were the largest detractor in the funds at and near retirement, followed by U.S. long-term corporate bonds and global infrastructure stocks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 30, 2019 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Class K Shares	16.34%	9.67%	10.51%
Russell 1000® Index	24.51	14.28	15.17
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	(0.24)
LifePath Index 2065 Fund Custom Benchmark	16.37	9.57	10.42
Key Fund statistics
Net Assets	$952,167,333
Number of Portfolio Holdings	6
Net Investment Advisory Fees	$24,039
Portfolio Turnover Rate	10%
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund commenced operations on October 30, 2019.
The Fund compares its performance to that of a customized weighted index (the “LifePath Index 2065 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index 2065 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	99.0%
Fixed-Income Funds	1.0%
Other Assets Less Liabilities	— (a)
Ten largest holdings
Security(b)	Percent of Net Assets
Large Cap Index Master Portfolio	59.0%
iShares Core MSCI Total International Stock ETF	34.8%
Master Small Cap Index Series	4.2%
iShares FTSE NAREIT All Equity REITs Index Fund	1.0%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares TIPS Bond ETF	—	%(a)
(a)	Rounds to less than 0.1%.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2065 Fund
Class K Shares | LIWKX
Annual Shareholder Report — December 31, 2024
LIWKX-12/24-AR

BlackRock LifePath® Index 2070 Fund
Institutional Shares | LIYIX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® Index 2070 Fund (the “Fund”) for the period of September 24, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the period ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3(a)(b)	0.12%(b)(c)
(a)	Institutional Shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(c)	Annualized.
Key Fund statistics
Net Assets	$1,142,864
Number of Portfolio Holdings	6
Net Investment Advisory Fees	$13
Portfolio Turnover Rate	8%
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	95.4%
Fixed-Income Funds	1.0%
Money Market Funds	0.4%
Other Assets Less Liabilities	3.2
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	59.8%
iShares Core MSCI Total International Stock ETF	30.3%
Master Small Cap Index Series	4.4%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares FTSE NAREIT All Equity REITs Index Fund	0.9%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2070 Fund
Institutional Shares | LIYIX
Annual Shareholder Report — December 31, 2024
LIYIX-12/24-AR

BlackRock LifePath® Index 2070 Fund
Investor A Shares | LIYAX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® Index 2070 Fund (the “Fund”) for the period of September 24, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the period ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$10(a)(b)	0.38%(b)(c)
(a)	Investor A Shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(c)	Annualized.
Key Fund statistics
Net Assets	$1,142,864
Number of Portfolio Holdings	6
Net Investment Advisory Fees	$13
Portfolio Turnover Rate	8%
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	95.4%
Fixed-Income Funds	1.0%
Money Market Funds	0.4%
Other Assets Less Liabilities	3.2
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	59.8%
iShares Core MSCI Total International Stock ETF	30.3%
Master Small Cap Index Series	4.4%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares FTSE NAREIT All Equity REITs Index Fund	0.9%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2070 Fund
Investor A Shares | LIYAX
Annual Shareholder Report — December 31, 2024
LIYAX-12/24-AR

BlackRock LifePath® Index 2070 Fund
Investor P Shares | LIYPX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® Index 2070 Fund (the “Fund”) for the period of September 24, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the period ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$10(a)(b)	0.38%(b)(c)
(a)	Investor P Shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(c)	Annualized.
Key Fund statistics
Net Assets	$1,142,864
Number of Portfolio Holdings	6
Net Investment Advisory Fees	$13
Portfolio Turnover Rate	8%
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	95.4%
Fixed-Income Funds	1.0%
Money Market Funds	0.4%
Other Assets Less Liabilities	3.2
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	59.8%
iShares Core MSCI Total International Stock ETF	30.3%
Master Small Cap Index Series	4.4%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares FTSE NAREIT All Equity REITs Index Fund	0.9%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2070 Fund
Investor P Shares | LIYPX
Annual Shareholder Report — December 31, 2024
LIYPX-12/24-AR

BlackRock LifePath® Index 2070 Fund
Class K Shares | LIYKX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® Index 2070 Fund (the “Fund”) for the period of September 24, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the period ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$2(a)(b)	0.08%(b)(c)
(a)	Class K Shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(c)	Annualized.
Key Fund statistics
Net Assets	$1,142,864
Number of Portfolio Holdings	6
Net Investment Advisory Fees	$13
Portfolio Turnover Rate	8%
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	95.4%
Fixed-Income Funds	1.0%
Money Market Funds	0.4%
Other Assets Less Liabilities	3.2
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	59.8%
iShares Core MSCI Total International Stock ETF	30.3%
Master Small Cap Index Series	4.4%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares FTSE NAREIT All Equity REITs Index Fund	0.9%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2070 Fund
Class K Shares | LIYKX
Annual Shareholder Report — December 31, 2024
LIYKX-12/24-AR

BlackRock LifePath® Index Retirement Fund
Institutional Shares | LIRIX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® Index Retirement Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$12(a)	0.12%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Institutional Shares returned 7.09%.
  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 1.25%, the Russell 1000® Index returned 24.51% and the LifePath Index Retirement Fund Custom Benchmark returned 7.22%.
What contributed to performance?
Large-cap U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, U.S. small-cap stocks, global developed-market investment trusts (“REITs”), and U.S. Treasury Inflation Protected Securities (“TIPS”).
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. intermediate-term corporate bonds, U.S. small-cap stocks, U.S. securitized bonds, U.S. TIPS, global developed-market REITs, and commodities.
What detracted from performance?
In the funds farthest from retirement, an allocation to U.S. long-term corporate bonds detracted slightly from absolute performance.
U.S. long-term government bonds were the largest detractor in the funds at and near retirement, followed by U.S. long-term corporate bonds and global infrastructure stocks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2015 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	7.09%	3.92%	4.69%
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
Russell 1000® Index	24.51	14.28	12.87
LifePath Index Retirement Fund Custom Benchmark	7.22	4.01	4.81
Key Fund statistics
Net Assets	$13,459,573,215
Number of Portfolio Holdings	14
Net Investment Advisory Fees	$1,240,239
Portfolio Turnover Rate	39%
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “LifePath Index Retirement Fund Custom Benchmark”) comprised of the Bloomberg Enhanced Roll Yield Total Return Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index Retirement Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Fixed-Income Funds	60.4%
Equity Funds	39.6%
Money Market Funds	1.5%
Liabilities in Excess of Other Assets	(1.5)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	23.6%
iShares U.S. Intermediate Government Bond Index Fund	16.5%
iShares U.S. Securitized Bond Index Fund	13.5%
iShares Core MSCI Total International Stock ETF	11.4%
iShares 0-5 Year TIPS Bond ETF	9.0%
iShares U.S. Long Government Bond Index Fund	8.7%
iShares U.S. Intermediate Credit Bond Index Fund	8.3%
iShares U.S. Long Credit Bond Index Fund	3.0%
iShares Enhanced Roll Yield Index Fund	2.1%
iShares TIPS Bond ETF	1.3%
(a)	Excludes short-term securities.
Material Fund changes
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after December 31, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
On May 16, 2024, the Fund’s Board approved the reorganization of BlackRock LifePath® Index 2025 Fund, with and into the Fund. The reorganization closed on October 7, 2024.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, ICE Data Indices, LLC, MSCI, Inc., S&P Dow Jones Indices and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index Retirement Fund
Institutional Shares | LIRIX
Annual Shareholder Report — December 31, 2024
LIRIX-12/24-AR

BlackRock LifePath® Index Retirement Fund
Investor A Shares | LIRAX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® Index Retirement Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$38(a)	0.37%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Investor A Shares returned 6.82%.
  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 1.25%, the Russell 1000® Index returned 24.51% and the LifePath Index Retirement Fund Custom Benchmark returned 7.22%.
What contributed to performance?
Large-cap U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, U.S. small-cap stocks, global developed-market investment trusts (“REITs”), and U.S. Treasury Inflation Protected Securities (“TIPS”).
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. intermediate-term corporate bonds, U.S. small-cap stocks, U.S. securitized bonds, U.S. TIPS, global developed-market REITs, and commodities.
What detracted from performance?
In the funds farthest from retirement, an allocation to U.S. long-term corporate bonds detracted slightly from absolute performance.
U.S. long-term government bonds were the largest detractor in the funds at and near retirement, followed by U.S. long-term corporate bonds and global infrastructure stocks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2015 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	6.82%	3.66%	4.42%
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
Russell 1000® Index	24.51	14.28	12.87
LifePath Index Retirement Fund Custom Benchmark	7.22	4.01	4.81
Key Fund statistics
Net Assets	$13,459,573,215
Number of Portfolio Holdings	14
Net Investment Advisory Fees	$1,240,239
Portfolio Turnover Rate	39%
Average annual total returns reflect reductions for service fees.
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “LifePath Index Retirement Fund Custom Benchmark”) comprised of the Bloomberg Enhanced Roll Yield Total Return Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index Retirement Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Fixed-Income Funds	60.4%
Equity Funds	39.6%
Money Market Funds	1.5%
Liabilities in Excess of Other Assets	(1.5)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	23.6%
iShares U.S. Intermediate Government Bond Index Fund	16.5%
iShares U.S. Securitized Bond Index Fund	13.5%
iShares Core MSCI Total International Stock ETF	11.4%
iShares 0-5 Year TIPS Bond ETF	9.0%
iShares U.S. Long Government Bond Index Fund	8.7%
iShares U.S. Intermediate Credit Bond Index Fund	8.3%
iShares U.S. Long Credit Bond Index Fund	3.0%
iShares Enhanced Roll Yield Index Fund	2.1%
iShares TIPS Bond ETF	1.3%
(a)	Excludes short-term securities.
Material Fund changes
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after December 31, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
On May 16, 2024, the Fund’s Board approved the reorganization of BlackRock LifePath® Index 2025 Fund, with and into the Fund. The reorganization closed on October 7, 2024.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, ICE Data Indices, LLC, MSCI, Inc., S&P Dow Jones Indices and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index Retirement Fund
Investor A Shares | LIRAX
Annual Shareholder Report — December 31, 2024
LIRAX-12/24-AR

BlackRock LifePath® Index Retirement Fund
Investor P Shares | LIRPX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® Index Retirement Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$38(a)	0.37%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Investor P Shares returned 6.84%.
  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 1.25%, the Russell 1000® Index returned 24.51% and the LifePath Index Retirement Fund Custom Benchmark returned 7.22%.
What contributed to performance?
Large-cap U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, U.S. small-cap stocks, global developed-market investment trusts (“REITs”), and U.S. Treasury Inflation Protected Securities (“TIPS”).
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. intermediate-term corporate bonds, U.S. small-cap stocks, U.S. securitized bonds, U.S. TIPS, global developed-market REITs, and commodities.
What detracted from performance?
In the funds farthest from retirement, an allocation to U.S. long-term corporate bonds detracted slightly from absolute performance.
U.S. long-term government bonds were the largest detractor in the funds at and near retirement, followed by U.S. long-term corporate bonds and global infrastructure stocks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2015 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor P Shares	6.84%	3.67%	4.43%
Investor P Shares (with sales charge)	1.23	2.56	3.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
Russell 1000® Index	24.51	14.28	12.87
LifePath Index Retirement Fund Custom Benchmark	7.22	4.01	4.81
Key Fund statistics
Net Assets	$13,459,573,215
Number of Portfolio Holdings	14
Net Investment Advisory Fees	$1,240,239
Portfolio Turnover Rate	39%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “LifePath Index Retirement Fund Custom Benchmark”) comprised of the Bloomberg Enhanced Roll Yield Total Return Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index Retirement Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.
Performance shown prior to the Investor P Shares inception date of August 6, 2018 is that of Institutional Shares (which have no distribution or service fees) and was restated to reflect Investor P Shares fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Fixed-Income Funds	60.4%
Equity Funds	39.6%
Money Market Funds	1.5%
Liabilities in Excess of Other Assets	(1.5)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	23.6%
iShares U.S. Intermediate Government Bond Index Fund	16.5%
iShares U.S. Securitized Bond Index Fund	13.5%
iShares Core MSCI Total International Stock ETF	11.4%
iShares 0-5 Year TIPS Bond ETF	9.0%
iShares U.S. Long Government Bond Index Fund	8.7%
iShares U.S. Intermediate Credit Bond Index Fund	8.3%
iShares U.S. Long Credit Bond Index Fund	3.0%
iShares Enhanced Roll Yield Index Fund	2.1%
iShares TIPS Bond ETF	1.3%
(a)	Excludes short-term securities.
Material Fund changes
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after December 31, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
On May 16, 2024, the Fund’s Board approved the reorganization of BlackRock LifePath® Index 2025 Fund, with and into the Fund. The reorganization closed on October 7, 2024.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, ICE Data Indices, LLC, MSCI, Inc., S&P Dow Jones Indices and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index Retirement Fund
Investor P Shares | LIRPX
Annual Shareholder Report — December 31, 2024
LIRPX-12/24-AR

BlackRock LifePath® Index Retirement Fund
Class K Shares | LIRKX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® Index Retirement Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$7(a)	0.07%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Class K Shares returned 7.15%.
  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 1.25%, the Russell 1000® Index returned 24.51% and the LifePath Index Retirement Fund Custom Benchmark returned 7.22%.
What contributed to performance?
Large-cap U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, U.S. small-cap stocks, global developed-market investment trusts (“REITs”), and U.S. Treasury Inflation Protected Securities (“TIPS”).
Large-cap U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, U.S. intermediate-term government bonds, U.S. intermediate-term corporate bonds, U.S. small-cap stocks, U.S. securitized bonds, U.S. TIPS, global developed-market REITs, and commodities.
What detracted from performance?
In the funds farthest from retirement, an allocation to U.S. long-term corporate bonds detracted slightly from absolute performance.
U.S. long-term government bonds were the largest detractor in the funds at and near retirement, followed by U.S. long-term corporate bonds and global infrastructure stocks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2015 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	7.15%	3.98%	4.73%
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
Russell 1000® Index	24.51	14.28	12.87
LifePath Index Retirement Fund Custom Benchmark	7.22	4.01	4.81
Key Fund statistics
Net Assets	$13,459,573,215
Number of Portfolio Holdings	14
Net Investment Advisory Fees	$1,240,239
Portfolio Turnover Rate	39%
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
The Fund compares its performance to that of a customized weighted index (the “LifePath Index Retirement Fund Custom Benchmark”) comprised of the Bloomberg Enhanced Roll Yield Total Return Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Index Retirement Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Fixed-Income Funds	60.4%
Equity Funds	39.6%
Money Market Funds	1.5%
Liabilities in Excess of Other Assets	(1.5)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	23.6%
iShares U.S. Intermediate Government Bond Index Fund	16.5%
iShares U.S. Securitized Bond Index Fund	13.5%
iShares Core MSCI Total International Stock ETF	11.4%
iShares 0-5 Year TIPS Bond ETF	9.0%
iShares U.S. Long Government Bond Index Fund	8.7%
iShares U.S. Intermediate Credit Bond Index Fund	8.3%
iShares U.S. Long Credit Bond Index Fund	3.0%
iShares Enhanced Roll Yield Index Fund	2.1%
iShares TIPS Bond ETF	1.3%
(a)	Excludes short-term securities.
Material Fund changes
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after December 31, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
On May 16, 2024, the Fund’s Board approved the reorganization of BlackRock LifePath® Index 2025 Fund, with and into the Fund. The reorganization closed on October 7, 2024.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, ICE Data Indices, LLC, MSCI, Inc., S&P Dow Jones Indices and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index Retirement Fund
Class K Shares | LIRKX
Annual Shareholder Report — December 31, 2024
LIRKX-12/24-AR

(b) Not Applicable

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty

Henry R. Keizer

Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock LifePath Index 2030 Fund	$23,129	$23,100	$0	$0	$10,750	$10,750	$0	$0
BlackRock LifePath Index 2035 Fund	$23,129	$23,100	$0	$0	$10,750	$10,750	$0	$0
BlackRock LifePath Index 2040 Fund	$23,129	$23,100	$0	$0	$10,750	$10,750	$0	$0
BlackRock LifePath Index 2045 Fund	$23,129	$23,100	$0	$0	$10,750	$10,750	$0	$0
BlackRock LifePath Index 2050 Fund	$23,129	$23,100	$0	$0	$10,750	$10,750	$0	$0
BlackRock LifePath Index 2055 Fund	$23,129	$23,100	$0	$0	$10,750	$10,750	$0	$0
BlackRock LifePath Index 2060 Fund	$23,129	$23,100	$0	$0	$10,750	$10,750	$0	$0
BlackRock LifePath Index 2065 Fund	$23,129	$23,100	$0	$0	$10,750	$10,750	$0	$0
BlackRock LifePath Index 2070 Fund	$0	$0	$0	$0	$0	$0	$0	$0
BlackRock LifePath Index Retirement Fund	$23,129	$23,100	$0	$0	$10,750	$10,750	$0	$0

The following table presents fees billed by PwC that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC ( the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$0	$0

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by PwC with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock LifePath® Index 2030 Fund	$10,750	$10,750
BlackRock LifePath® Index 2035 Fund	$10,750	$10,750
BlackRock LifePath® Index 2040 Fund	$10,750	$10,750
BlackRock LifePath® Index 2045 Fund	$10,750	$10,750
BlackRock LifePath® Index 2050 Fund	$10,750	$10,750
BlackRock LifePath® Index 2055 Fund	$10,750	$10,750
BlackRock LifePath® Index 2060 Fund	$10,750	$10,750
BlackRock LifePath® Index 2065 Fund	$10,750	$10,750
BlackRock LifePath® Index 2070 Fund	$0	$0
BlackRock LifePath® Index Retirement Fund	$10,750	$10,750

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable

(j) Not Applicable

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statement and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

December 31, 2024
2024 Annual Financial Statements and Additional Information

BlackRock Funds III
• BlackRock LifePath® Index Retirement Fund
• BlackRock LifePath® Index 2030 Fund
• BlackRock LifePath® Index 2035 Fund
• BlackRock LifePath® Index 2040 Fund
• BlackRock LifePath® Index 2045 Fund
• BlackRock LifePath® Index 2050 Fund
• BlackRock LifePath® Index 2055 Fund
• BlackRock LifePath® Index 2060 Fund
• BlackRock LifePath® Index 2065 Fund
• BlackRock LifePath® Index 2070 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents

Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Derivative Financial Instruments

Schedule of Investments
December 31, 2024
BlackRock LifePath® Index Retirement Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 39.6%
iShares Core MSCI Total International Stock ETF(b)	23,201,409	$ 1,534,541,191
iShares Enhanced Roll Yield Index Fund	27,935,225	277,676,133
iShares FTSE NAREIT All Equity REITs Index Fund	11,610,017	109,134,156
iShares Global Infrastructure ETF(b)	3,241,103	169,412,454
Large Cap Index Master Portfolio	$3,170,719,532	3,170,719,532
Master Small Cap Index Series	$71,318,515	71,318,515
		5,332,801,981
Fixed-Income Funds — 60.4%
iShares 0-5 Year TIPS Bond ETF(b)	12,021,872	1,209,400,323
iShares TIPS Bond ETF	1,687,062	179,756,456
iShares U.S. Intermediate Credit Bond Index Fund	112,272,519	1,113,743,389
iShares U.S. Intermediate Government Bond Index Fund	227,670,661	2,219,788,941
iShares U.S. Long Credit Bond Index Fund	45,955,732	410,844,243
iShares U.S. Long Government Bond Index Fund	151,693,336	1,165,004,819
iShares U.S. Securitized Bond Index Fund	196,083,548	1,821,616,164
		8,120,154,335

Security	Shares	Value
Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.63%(c)(d)	205,019,484	$ 205,121,994
Total Investments — 101.5% (Cost: $11,194,293,987)		13,658,078,310
Liabilities in Excess of Other Assets — (1.5)%		(198,505,095)
Net Assets — 100.0%		$ 13,459,573,215

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares/ Investment Value Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 17,242,242	$ 187,885,770 (a)	$ —	$ (1,747)	$ (4,271)	$ 205,121,994	205,019,484	$ 33,885 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	14,730,357	—	(14,730,357)(a)	—	—	—	—	612,483	—
iShares 0-5 Year TIPS Bond ETF	—	1,210,303,978	—	—	(903,655)	1,209,400,323	12,021,872	3,791,281	—
iShares Core MSCI Total International Stock ETF	943,711,774	890,426,072	(248,621,350)	27,315,221	(78,290,526)	1,534,541,191	23,201,409	40,910,323	—
iShares Developed Real Estate Index Fund, Class K(c)	170,020,579	214,663,289	(335,797,739)	(26,144,193)	(22,741,936)	—	—	12,559,266	41,541,516
iShares Enhanced Roll Yield Index Fund	—	277,906,448	—	—	(230,315)	277,676,133	27,935,225	1,230,168	—
iShares FTSE NAREIT All Equity REITs Index Fund	—	115,322,420	—	—	(6,188,264)	109,134,156	11,610,017	710,420	—
iShares Global Infrastructure ETF	—	173,758,178	—	—	(4,345,724)	169,412,454	3,241,103	1,745,031	—
iShares TIPS Bond ETF	577,576,769	577,142,064	(967,141,317)	(42,977,923)	35,156,863	179,756,456	1,687,062	14,050,968	—
iShares U.S. Intermediate Credit Bond Index Fund	725,951,944	598,277,954	(197,958,440)	(2,174,856)	(10,353,213)	1,113,743,389	112,272,519	33,800,528	—
iShares U.S. Intermediate Government Bond Index Fund	1,427,131,462	1,669,964,780	(848,104,840)	(20,160,078)	(9,042,383)	2,219,788,941	227,670,661	53,260,347	—

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
BlackRock LifePath® Index Retirement Fund

Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares/ Investment Value Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
iShares U.S. Long Credit Bond Index Fund	$ 159,548,136	$ 297,031,947	$ (22,430,420)	$ (1,853,515)	$ (21,451,905)	$ 410,844,243	45,955,732	$ 10,750,253	$ —
iShares U.S. Long Government Bond Index Fund	466,063,329	855,934,524	(69,335,766)	(16,470,523)	(71,186,745)	1,165,004,819	151,693,336	22,889,330	—
iShares U.S. Securitized Bond Index Fund	1,123,185,653	1,042,489,593	(290,211,356)	(19,674,626)	(34,173,100)	1,821,616,164	196,083,548	49,081,085	—
Large Cap Index Master Portfolio	1,709,963,882	1,066,324,083 (a)(d)	—	75,643,438	318,788,129	3,170,719,532	$3,170,719,532	28,122,610	—
Master Small Cap Index Series	169,246,417	—	(119,296,826)(a)(d)	6,060,770	15,308,154	71,318,515	$71,318,515	2,326,192	—
				$ (20,438,032)	$ 110,341,109	$ 13,658,078,310		$ 275,874,170	$ 41,541,516

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
(d)	Inclusive of income and expense allocated from the Master Portfolio.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 2,090,763,934	$ —	$ —	$ 2,090,763,934
Fixed-Income Funds	8,120,154,335	—	—	8,120,154,335
Money Market Funds	205,121,994	—	—	205,121,994
	$10,416,040,263	$—	$—	10,416,040,263
Investments Valued at NAV(a)				3,242,038,047
				$ 13,658,078,310

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.
Schedule of Investments

Schedule of Investments
December 31, 2024
BlackRock LifePath® Index 2030 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 53.0%
iShares Core MSCI Total International Stock ETF(b)	31,672,846	$ 2,094,842,034
iShares Enhanced Roll Yield Index Fund	8,554,240	85,029,147
iShares FTSE NAREIT All Equity REITs Index Fund	28,071,994	263,876,740
iShares Global Infrastructure ETF	3,339,010	174,530,053
Large Cap Index Master Portfolio	$3,970,207,232	3,970,207,232
Master Small Cap Index Series	$97,848,197	97,848,197
		6,686,333,403
Fixed-Income Funds — 46.9%
iShares 0-5 Year TIPS Bond ETF(b)	8,673,684	872,572,610
iShares TIPS Bond ETF	1,367,127	145,667,382
iShares U.S. Intermediate Credit Bond Index Fund	117,065,242	1,161,287,200
iShares U.S. Intermediate Government Bond Index Fund	87,708,701	855,159,834
iShares U.S. Long Credit Bond Index Fund	53,590,271	479,097,021
iShares U.S. Long Government Bond Index Fund	139,456,525	1,071,026,112
iShares U.S. Securitized Bond Index Fund	142,441,290	1,323,279,581
		5,908,089,740

Security	Shares	Value
Money Market Funds — 1.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.63%(c)(d)	187,588,757	$ 187,682,552
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.44%(c)	18,349,533	18,349,533
		206,032,085
Total Investments — 101.5% (Cost: $10,126,033,842)		12,800,455,228
Liabilities in Excess of Other Assets — (1.5)%		(188,029,239)
Net Assets — 100.0%		$ 12,612,425,989

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares/ Investment Value Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 4,216,678	$ 183,460,843 (a)	$ —	$ 6,600	$ (1,569)	$ 187,682,552	187,588,757	$ 80,531 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	26,965,384	—	(8,615,851)(a)	—	—	18,349,533	18,349,533	884,279	—
iShares 0-5 Year TIPS Bond ETF	—	873,234,800	—	—	(662,190)	872,572,610	8,673,684	2,747,041	—
iShares Core MSCI Total International Stock ETF	2,198,895,551	162,208,645	(310,414,290)	24,531,707	19,620,421	2,094,842,034	31,672,846	69,363,224	—
iShares Developed Real Estate Index Fund, Class K(c)	322,067,992	64,162,656	(350,056,462)	(30,960,791)	(5,213,395)	—	—	15,658,669	42,433,830
iShares Enhanced Roll Yield Index Fund	—	85,061,590	—	—	(32,443)	85,029,147	8,554,240	333,896	—
iShares FTSE NAREIT All Equity REITs Index Fund	—	278,774,430	—	—	(14,897,690)	263,876,740	28,071,994	1,730,499	—
iShares Global Infrastructure ETF	—	179,194,605	—	—	(4,664,552)	174,530,053	3,339,010	1,830,156	—
iShares TIPS Bond ETF	794,589,298	103,667,291	(754,042,545)	(54,510,908)	55,964,246	145,667,382	1,367,127	19,579,700	—
iShares U.S. Intermediate Credit Bond Index Fund	815,270,319	404,391,248	(58,141,956)	(441,140)	208,729	1,161,287,200	117,065,242	44,457,038	—
iShares U.S. Intermediate Government Bond Index Fund	1,152,014,796	141,563,352	(431,891,401)	(10,670,497)	4,143,584	855,159,834	87,708,701	33,872,289	—
iShares U.S. Long Credit Bond Index Fund	487,929,647	128,543,400	(103,283,258)	(11,899,044)	(22,193,724)	479,097,021	53,590,271	23,124,079	—

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
BlackRock LifePath® Index 2030 Fund

Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares/ Investment Value Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
iShares U.S. Long Government Bond Index Fund	$ 692,978,811	$ 491,260,115	$ (29,997,229)	$ (7,097,024)	$ (76,118,561)	$ 1,071,026,112	139,456,525	$ 31,063,232	$ —
iShares U.S. Securitized Bond Index Fund	1,249,593,226	176,836,069	(74,106,753)	(5,068,422)	(23,974,539)	1,323,279,581	142,441,290	50,374,569	—
Large Cap Index Master Portfolio	3,830,413,454	—	(686,310,100)(a)(d)	81,749,678	744,354,200	3,970,207,232	$3,970,207,232	54,657,726	—
Master Small Cap Index Series	294,405,688	—	(232,381,525)(a)(d)	9,336,898	26,487,136	97,848,197	$97,848,197	4,113,247	—
				$ (5,022,943)	$ 703,019,653	$ 12,800,455,228		$ 353,870,175	$ 42,433,830

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
(d)	Inclusive of income and expense allocated from the Master Portfolio.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 2,618,277,974	$ —	$ —	$ 2,618,277,974
Fixed-Income Funds	5,908,089,740	—	—	5,908,089,740
Money Market Funds	206,032,085	—	—	206,032,085
	$8,732,399,799	$—	$—	8,732,399,799
Investments Valued at NAV(a)				4,068,055,429
				$ 12,800,455,228

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.
Schedule of Investments

Schedule of Investments
December 31, 2024
BlackRock LifePath® Index 2035 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 65.0%
iShares Core MSCI Total International Stock ETF	31,759,583	$ 2,100,578,820
iShares Enhanced Roll Yield Index Fund	102,026	1,014,142
iShares FTSE NAREIT All Equity REITs Index Fund	30,646,453	288,076,659
iShares Global Infrastructure ETF(b)	3,415,769	178,542,245
Large Cap Index Master Portfolio	$3,835,705,617	3,835,705,617
Master Small Cap Index Series	$153,084,904	153,084,904
		6,557,002,387
Fixed-Income Funds — 34.9%
iShares 0-5 Year TIPS Bond ETF(b)	628,136	63,190,482
iShares TIPS Bond ETF	934,301	99,549,772
iShares U.S. Intermediate Credit Bond Index Fund	63,623,404	631,144,171
iShares U.S. Intermediate Government Bond Index Fund	83,160,029	810,810,283
iShares U.S. Long Credit Bond Index Fund	48,849,451	436,714,094
iShares U.S. Long Government Bond Index Fund	70,996,478	545,252,955
iShares U.S. Securitized Bond Index Fund	100,493,784	933,587,257
		3,520,249,014

Security	Shares	Value
Money Market Funds — 0.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.63%(c)(d)	3,275,400	$ 3,277,038
Total Investments — 99.9% (Cost: $7,866,266,216)		10,080,528,439
Other Assets Less Liabilities — 0.1%		7,515,637
Net Assets — 100.0%		$ 10,088,044,076

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares/ Investment Value Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 1,010,537	$ 2,250,164 (a)	$ —	$ 16,738	$ (401)	$ 3,277,038	3,275,400	$ 45,718 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	30,762,070	—	(30,762,070)(a)	—	—	—	—	990,122	—
iShares 0-5 Year TIPS Bond ETF	—	63,236,066	—	—	(45,584)	63,190,482	628,136	192,880	—
iShares Core MSCI Total International Stock ETF	1,986,745,346	275,146,090	(197,036,527)	6,873,630	28,850,281	2,100,578,820	31,759,583	67,590,164	—
iShares Developed Real Estate Index Fund, Class K(c)	295,713,851	82,092,123	(343,883,809)	(27,915,109)	(6,007,056)	—	—	15,259,703	41,605,870
iShares Enhanced Roll Yield Index Fund	—	1,014,142	—	—	—	1,014,142	102,026	—	—
iShares FTSE NAREIT All Equity REITs Index Fund	—	305,020,056	—	—	(16,943,397)	288,076,659	30,646,453	1,933,707	—
iShares Global Infrastructure ETF	—	183,189,575	—	—	(4,647,330)	178,542,245	3,415,769	1,866,900	—
iShares TIPS Bond ETF	503,360,944	95,826,408	(500,582,773)	(37,936,422)	38,881,615	99,549,772	934,301	12,942,182	—
iShares U.S. Intermediate Credit Bond Index Fund	389,346,265	255,089,595	(11,577,090)	(244,723)	(1,469,876)	631,144,171	63,623,404	20,855,998	—
iShares U.S. Intermediate Government Bond Index Fund	528,775,210	301,757,843	(16,155,585)	(508,380)	(3,058,805)	810,810,283	83,160,029	18,636,361	—
iShares U.S. Long Credit Bond Index Fund	370,780,858	104,419,035	(11,123,278)	(1,252,948)	(26,109,573)	436,714,094	48,849,451	20,243,971	—
iShares U.S. Long Government Bond Index Fund	380,252,240	223,131,352	(13,334,420)	(3,141,333)	(41,654,884)	545,252,955	70,996,478	16,923,411	—

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
BlackRock LifePath® Index 2035 Fund

Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares/ Investment Value Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
iShares U.S. Securitized Bond Index Fund	$ 658,005,770	$ 316,339,499	$ (23,110,034)	$ (1,680,160)	$ (15,967,818)	$ 933,587,257	100,493,784	$ 28,795,118	$ —
Large Cap Index Master Portfolio	3,440,282,293	—	(375,190,419)(a)(d)	62,288,404	708,325,339	3,835,705,617	$3,835,705,617	51,347,520	—
Master Small Cap Index Series	224,095,551	—	(100,662,519)(a)(d)	4,933,053	24,718,819	153,084,904	$153,084,904	3,622,020	—
				$ 1,432,750	$ 684,871,330	$ 10,080,528,439		$ 261,245,775	$ 41,605,870

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
(d)	Inclusive of income and expense allocated from the Master Portfolio.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 2,568,211,866	$ —	$ —	$ 2,568,211,866
Fixed-Income Funds	3,520,249,014	—	—	3,520,249,014
Money Market Funds	3,277,038	—	—	3,277,038
	$6,091,737,918	$—	$—	6,091,737,918
Investments Valued at NAV(a)				3,988,790,521
				$ 10,080,528,439

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.
Schedule of Investments

Schedule of Investments
December 31, 2024
BlackRock LifePath® Index 2040 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 76.6%
iShares Core MSCI Total International Stock ETF(b)	47,736,091	$ 3,157,265,059
iShares FTSE NAREIT All Equity REITs Index Fund	47,768,787	449,026,602
iShares Global Infrastructure ETF(b)	4,790,073	250,377,116
Large Cap Index Master Portfolio	$5,614,914,003	5,614,914,003
Master Small Cap Index Series	$272,694,634	272,694,634
		9,744,277,414
Fixed-Income Funds — 23.4%
iShares 0-5 Year TIPS Bond ETF(b)	615,628	61,932,177
iShares TIPS Bond ETF	928,563	98,938,387
iShares U.S. Intermediate Credit Bond Index Fund	47,272,945	468,947,615
iShares U.S. Intermediate Government Bond Index Fund	56,680,873	552,638,511
iShares U.S. Long Credit Bond Index Fund	59,566,025	532,520,267
iShares U.S. Long Government Bond Index Fund	60,816,288	467,069,089
iShares U.S. Securitized Bond Index Fund	84,958,255	789,262,190
		2,971,308,236

Security	Shares	Value
Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.63%(c)(d)	55,830,558	$ 55,858,474
Total Investments — 100.4% (Cost: $9,198,693,268)		12,771,444,124
Liabilities in Excess of Other Assets — (0.4)%		(54,595,482)
Net Assets — 100.0%		$ 12,716,848,642

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares/ Investment Value Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 17,533,403	$ 38,359,531 (a)	$ —	$ (24,851)	$ (9,609)	$ 55,858,474	55,830,558	$ 69,385 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	29,141,565	—	(29,141,565)(a)	—	—	—	—	1,120,781	—
iShares 0-5 Year TIPS Bond ETF	—	61,973,418	—	—	(41,241)	61,932,177	615,628	189,200	—
iShares Core MSCI Total International Stock ETF	2,989,440,377	370,769,913	(257,880,147)	12,596,900	42,338,016	3,157,265,059	47,736,091	100,951,244	—
iShares Developed Real Estate Index Fund, Class K(c)	447,459,821	121,511,225	(520,054,782)	(42,296,643)	(6,619,621)	—	—	22,897,977	62,096,514
iShares FTSE NAREIT All Equity REITs Index Fund	—	475,302,909	—	—	(26,276,307)	449,026,602	47,768,787	2,986,949	—
iShares Global Infrastructure ETF	—	257,021,245	—	—	(6,644,129)	250,377,116	4,790,073	2,616,215	—
iShares TIPS Bond ETF	477,594,408	107,062,008	(486,543,137)	(36,501,668)	37,326,776	98,938,387	928,563	12,569,383	—
iShares U.S. Intermediate Credit Bond Index Fund	267,289,582	213,005,804	(10,114,844)	(196,434)	(1,036,493)	468,947,615	47,272,945	14,882,572	—
iShares U.S. Intermediate Government Bond Index Fund	293,893,372	273,184,879	(12,231,995)	(364,176)	(1,843,569)	552,638,511	56,680,873	11,392,498	—
iShares U.S. Long Credit Bond Index Fund	465,178,520	128,363,189	(27,698,589)	(2,671,871)	(30,650,982)	532,520,267	59,566,025	25,031,330	—
iShares U.S. Long Government Bond Index Fund	314,485,905	203,689,073	(13,317,868)	(3,284,618)	(34,503,403)	467,069,089	60,816,288	14,155,839	—

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
BlackRock LifePath® Index 2040 Fund

Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares/ Investment Value Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
iShares U.S. Securitized Bond Index Fund	$ 535,612,041	$ 291,960,356	$ (23,923,599)	$ (1,723,741)	$ (12,662,867)	$ 789,262,190	84,958,255	$ 23,581,453	$ —
Large Cap Index Master Portfolio	5,153,013,693	—	(683,839,703)(a)(d)	95,158,742	1,050,581,271	5,614,914,003	$5,614,914,003	76,231,516	—
Master Small Cap Index Series	297,642,374	—	(65,384,893)(a)(d)	5,428,746	35,008,407	272,694,634	$272,694,634	5,123,697	—
				$ 26,120,386	$ 1,044,966,249	$ 12,771,444,124		$ 313,800,039	$ 62,096,514

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
(d)	Inclusive of income and expense allocated from the Master Portfolio.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 3,856,668,777	$ —	$ —	$ 3,856,668,777
Fixed-Income Funds	2,971,308,236	—	—	2,971,308,236
Money Market Funds	55,858,474	—	—	55,858,474
	$6,883,835,487	$—	$—	6,883,835,487
Investments Valued at NAV(a)				5,887,608,637
				$ 12,771,444,124

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.
Schedule of Investments

Schedule of Investments
December 31, 2024
BlackRock LifePath® Index 2045 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 87.1%
iShares Core MSCI Total International Stock ETF(b)	39,724,855	$ 2,627,401,910
iShares FTSE NAREIT All Equity REITs Index Fund	40,924,018	384,685,767
iShares Global Infrastructure ETF(b)	491,189	25,674,449
Large Cap Index Master Portfolio	$4,507,773,962	4,507,773,962
Master Small Cap Index Series	$277,002,674	277,002,674
		7,822,538,762
Fixed-Income Funds — 12.9%
iShares 0-5 Year TIPS Bond ETF(b)	12,276	1,234,966
iShares TIPS Bond ETF	419,424	44,689,627
iShares U.S. Intermediate Credit Bond Index Fund	14,791,817	146,734,828
iShares U.S. Intermediate Government Bond Index Fund	13,001,515	126,764,768
iShares U.S. Long Credit Bond Index Fund	43,034,358	384,727,163
iShares U.S. Long Government Bond Index Fund	21,349,760	163,966,155
iShares U.S. Securitized Bond Index Fund	31,257,509	290,382,257
		1,158,499,764

Security	Shares	Value
Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.63%(c)(d)	132,537,049	$ 132,603,317
Total Investments — 101.5% (Cost: $6,651,676,753)		9,113,641,843
Liabilities in Excess of Other Assets — (1.5)%		(131,964,374)
Net Assets — 100.0%		$ 8,981,677,469

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares/ Investment Value Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 6,868,742	$ 125,759,593 (a)	$ —	$ (24,632)	$ (386)	$ 132,603,317	132,537,049	$ 57,160 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	18,889,377	—	(18,889,377)(a)	—	—	—	—	860,702	—
iShares 0-5 Year TIPS Bond ETF	—	1,236,742	—	—	(1,776)	1,234,966	12,276	5,253	—
iShares Core MSCI Total International Stock ETF	2,250,547,431	496,660,305	(154,397,375)	2,389,085	32,202,464	2,627,401,910	39,724,855	81,349,007	—
iShares Developed Real Estate Index Fund, Class K(c)	333,488,900	113,501,656	(409,055,658)	(33,232,461)	(4,702,437)	—	—	18,073,106	49,294,276
iShares FTSE NAREIT All Equity REITs Index Fund	—	406,650,170	—	—	(21,964,403)	384,685,767	40,924,018	2,482,996	—
iShares Global Infrastructure ETF	—	26,017,457	—	—	(343,008)	25,674,449	491,189	183,845	—
iShares TIPS Bond ETF	197,081,625	63,323,900	(216,048,491)	(13,894,885)	14,227,478	44,689,627	419,424	5,433,232	—
iShares U.S. Intermediate Credit Bond Index Fund	28,720,000	119,075,942	(625,712)	(14,226)	(421,176)	146,734,828	14,791,817	2,399,130	—
iShares U.S. Intermediate Government Bond Index Fund	14,112,667	113,573,584	(511,419)	(10,489)	(399,575)	126,764,768	13,001,515	1,361,131	—
iShares U.S. Long Credit Bond Index Fund	329,927,491	86,024,013	(7,116,198)	(922,801)	(23,185,342)	384,727,163	43,034,358	18,030,131	—
iShares U.S. Long Government Bond Index Fund	64,671,133	110,820,845	(1,054,300)	(257,246)	(10,214,277)	163,966,155	21,349,760	3,806,522	—

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
BlackRock LifePath® Index 2045 Fund

Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares/ Investment Value Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
iShares U.S. Securitized Bond Index Fund	$ 169,443,881	$ 131,347,372	$ (5,326,772)	$ (414,675)	$ (4,667,549)	$ 290,382,257	31,257,509	$ 8,173,694	$ —
Large Cap Index Master Portfolio	3,866,914,226	—	(246,204,721)(a)(d)	62,568,839	824,495,618	4,507,773,962	$4,507,773,962	59,445,318	—
Master Small Cap Index Series	202,484,078	44,888,380 (a)(d)	—	2,175,629	27,454,587	277,002,674	$277,002,674	3,930,359	—
				$ 18,362,138	$ 832,480,218	$ 9,113,641,843		$ 205,591,586	$ 49,294,276

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
(d)	Inclusive of income and expense allocated from the Master Portfolio.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 3,037,762,126	$ —	$ —	$ 3,037,762,126
Fixed-Income Funds	1,158,499,764	—	—	1,158,499,764
Money Market Funds	132,603,317	—	—	132,603,317
	$4,328,865,207	$—	$—	4,328,865,207
Investments Valued at NAV(a)				4,784,776,636
				$ 9,113,641,843

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.
Schedule of Investments

Schedule of Investments
December 31, 2024
BlackRock LifePath® Index 2050 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 94.8%
iShares Core MSCI Total International Stock ETF(b)	46,754,728	$ 3,092,357,710
iShares FTSE NAREIT All Equity REITs Index Fund	22,544,222	211,915,689
Large Cap Index Master Portfolio	$5,249,414,361	5,249,414,361
Master Small Cap Index Series	$356,200,664	356,200,664
		8,909,888,424
Fixed-Income Funds — 5.2%
iShares TIPS Bond ETF	199,287	21,234,030
iShares U.S. Long Credit Bond Index Fund	36,739,259	328,448,973
iShares U.S. Long Government Bond Index Fund	2,449,590	18,812,847
iShares U.S. Securitized Bond Index Fund	12,646,496	117,485,946
		485,981,796

Security	Shares	Value
Money Market Funds — 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.63%(c)(d)	156,686,222	$ 156,764,565
Total Investments — 101.7% (Cost: $6,772,813,388)		9,552,634,785
Liabilities in Excess of Other Assets — (1.7)%		(157,030,006)
Net Assets — 100.0%		$ 9,395,604,779

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares/ Investment Value Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 1,769,472	$ 155,015,630 (a)	$ —	$ (17,868)	$ (2,669)	$ 156,764,565	156,686,222	$ 55,082 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	19,180,803	—	(19,180,803)(a)	—	—	—	—	875,730	—
iShares Core MSCI Total International Stock ETF	2,548,319,527	688,587,804	(180,972,160)	3,186,350	33,236,189	3,092,357,710	46,754,728	93,393,587	—
iShares Developed Real Estate Index Fund, Class K(c)	347,817,462	128,783,981	(430,700,545)	(39,487,640)	(6,413,258)	—	—	19,784,077	55,253,952
iShares FTSE NAREIT All Equity REITs Index Fund	—	226,513,423	(2,500,000)	(7,282)	(12,090,452)	211,915,689	22,544,222	1,346,266	—
iShares TIPS Bond ETF	83,610,452	40,140,337	(102,647,621)	(4,719,549)	4,850,411	21,234,030	199,287	2,434,503	—
iShares U.S. Long Credit Bond Index Fund	214,684,913	149,614,920	(17,674,037)	(2,031,753)	(16,145,070)	328,448,973	36,739,259	13,709,657	—
iShares U.S. Long Government Bond Index Fund	7,353,312	15,439,176	(2,548,526)	(311,264)	(1,119,851)	18,812,847	2,449,590	483,281	—
iShares U.S. Securitized Bond Index Fund	—	121,764,753	(3,157,677)	(52,357)	(1,068,773)	117,485,946	12,646,496	545,905	—
Large Cap Index Master Portfolio	4,365,601,299	—	(120,146,359)(a)(d)	68,753,722	935,205,699	5,249,414,361	$5,249,414,361	67,448,842	—
Master Small Cap Index Series	220,419,348	104,529,542 (a)(d)	—	1,637,335	29,614,439	356,200,664	$356,200,664	4,479,601	—
				$ 26,949,694	$ 966,066,665	$ 9,552,634,785		$ 204,556,531	$ 55,253,952

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
(d)	Inclusive of income and expense allocated from the Master Portfolio.

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
BlackRock LifePath® Index 2050 Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 3,304,273,399	$ —	$ —	$ 3,304,273,399
Fixed-Income Funds	485,981,796	—	—	485,981,796
Money Market Funds	156,764,565	—	—	156,764,565
	$3,947,019,760	$—	$—	3,947,019,760
Investments Valued at NAV(a)				5,605,615,025
				$ 9,552,634,785

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.
Schedule of Investments

Schedule of Investments
December 31, 2024
BlackRock LifePath® Index 2055 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 98.5%
iShares Core MSCI Total International Stock ETF(b)	32,534,995	$ 2,151,864,569
iShares FTSE NAREIT All Equity REITs Index Fund	8,074,262	75,898,060
Large Cap Index Master Portfolio	$3,654,635,475	3,654,635,475
Master Small Cap Index Series	$264,412,465	264,412,465
		6,146,810,569
Fixed-Income Funds — 1.5%
iShares TIPS Bond ETF	70,462	7,507,726
iShares U.S. Long Credit Bond Index Fund	9,693,398	86,658,978
		94,166,704

Security	Shares	Value
Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.63%(c)(d)	28,090,206	$ 28,104,251
Total Investments — 100.4% (Cost: $4,572,930,660)		6,269,081,524
Liabilities in Excess of Other Assets — (0.4)%		(28,004,852)
Net Assets — 100.0%		$ 6,241,076,672

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares/ Investment Value Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ —	$ 28,106,984 (a)	$ —	$ 45	$ (2,778)	$ 28,104,251	28,090,206	$ 5,058 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	9,994,833	—	(9,994,833)(a)	—	—	—	—	588,164	—
iShares Core MSCI Total International Stock ETF	1,678,566,464	575,021,497	(123,577,774)	(2,628,227)	24,482,609	2,151,864,569	32,534,995	63,911,363	—
iShares Developed Real Estate Index Fund, Class K(c)	220,563,126	91,261,613	(282,273,784)	(25,654,353)	(3,896,602)	—	—	12,881,296	35,962,732
iShares FTSE NAREIT All Equity REITs Index Fund	—	80,367,661	—	—	(4,469,601)	75,898,060	8,074,262	492,153	—
iShares TIPS Bond ETF	14,929,071	5,605,702	(13,069,434)	(824,668)	867,055	7,507,726	70,462	425,192	—
iShares U.S. Long Credit Bond Index Fund	38,389,336	60,421,209	(8,005,797)	(977,919)	(3,167,851)	86,658,978	9,693,398	2,938,212	—
Large Cap Index Master Portfolio	2,878,081,887	101,318,296 (a)(d)	—	41,126,957	634,108,335	3,654,635,475	$3,654,635,475	45,626,213	—
Master Small Cap Index Series	143,368,915	99,946,952 (a)(d)	—	677,328	20,419,270	264,412,465	$264,412,465	3,063,763	—
				$ 11,719,163	$ 668,340,437	$ 6,269,081,524		$ 129,931,414	$ 35,962,732

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
(d)	Inclusive of income and expense allocated from the Master Portfolio.

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
BlackRock LifePath® Index 2055 Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 2,227,762,629	$ —	$ —	$ 2,227,762,629
Fixed-Income Funds	94,166,704	—	—	94,166,704
Money Market Funds	28,104,251	—	—	28,104,251
	$2,350,033,584	$—	$—	2,350,033,584
Investments Valued at NAV(a)				3,919,047,940
				$ 6,269,081,524

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.
Schedule of Investments

Schedule of Investments
December 31, 2024
BlackRock LifePath® Index 2060 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 98.9%
iShares Core MSCI Total International Stock ETF(b)	19,121,380	$ 1,264,688,073
iShares FTSE NAREIT All Equity REITs Index Fund	3,977,076	37,384,514
Large Cap Index Master Portfolio	$2,146,044,022	2,146,044,022
Master Small Cap Index Series	$155,986,278	155,986,278
		3,604,102,887
Fixed-Income Funds — 1.1%
iShares TIPS Bond ETF	17,165	1,828,931
iShares U.S. Long Credit Bond Index Fund	4,038,803	36,106,895
		37,935,826

Security	Shares	Value
Money Market Funds — 0.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.63%(a)(c)(d)	977,947	$ 978,436
Total Investments — 100.0% (Cost: $2,836,287,634)		3,643,017,149
Liabilities in Excess of Other Assets — 0.0%		(222,543)
Net Assets — 100.0%		$ 3,642,794,606

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares/ Investment Value Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 9,219,336	$ —	$ (8,233,761)(a)	$ (7,192)	$ 53	$ 978,436	977,947	$ 17,829 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	5,240,870	—	(5,240,870)(a)	—	—	—	—	374,827	—
iShares Core MSCI Total International Stock ETF	895,236,530	409,836,116	(49,971,764)	(1,642,678)	11,229,869	1,264,688,073	19,121,380	36,736,248	—
iShares Developed Real Estate Index Fund, Class K(c)	119,026,419	58,622,657	(160,704,505)	(15,075,975)	(1,868,596)	—	—	7,327,370	20,690,017
iShares FTSE NAREIT All Equity REITs Index Fund	—	39,683,654	—	—	(2,299,140)	37,384,514	3,977,076	251,787	—
iShares TIPS Bond ETF	3,803,856	1,893,055	(3,889,818)	(244,208)	266,046	1,828,931	17,165	114,555	—
iShares U.S. Long Credit Bond Index Fund	24,010,756	15,205,689	(1,122,813)	(107,310)	(1,879,427)	36,106,895	4,038,803	1,473,341	—
Large Cap Index Master Portfolio	1,540,066,537	227,370,693 (a)(d)	—	19,284,446	359,322,346	2,146,044,022	$2,146,044,022	25,803,190	—
Master Small Cap Index Series	76,711,374	67,448,278 (a)(d)	—	139,689	11,686,937	155,986,278	$155,986,278	1,740,952	—
				$ 2,346,772	$ 376,458,088	$ 3,643,017,149		$ 73,840,099	$ 20,690,017

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
(d)	Inclusive of income and expense allocated from the Master Portfolio.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 1,302,072,587	$ —	$ —	$ 1,302,072,587

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
BlackRock LifePath® Index 2060 Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Fixed-Income Funds	$ 37,935,826	$ —	$ —	$ 37,935,826
Money Market Funds	978,436	—	—	978,436
	$1,340,986,849	$—	$—	1,340,986,849
Investments Valued at NAV(a)				2,302,030,300
				$ 3,643,017,149

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.
Schedule of Investments

Schedule of Investments
December 31, 2024
BlackRock LifePath® Index 2065 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 99.0%
iShares Core MSCI Total International Stock ETF	5,003,862	$ 330,955,433
iShares FTSE NAREIT All Equity REITs Index Fund	1,025,324	9,638,042
Large Cap Index Master Portfolio	$561,334,765	561,334,765
Master Small Cap Index Series	$40,328,369	40,328,369
		942,256,609
Fixed-Income Funds — 1.0%
iShares TIPS Bond ETF	2,717	289,496
iShares U.S. Long Credit Bond Index Fund	1,076,112	9,620,444
		9,909,940
Total Investments — 100.0% (Cost: $799,666,287)		952,166,549
Other Assets Less Liabilities — 0.0%		784
Net Assets — 100.0%		$ 952,167,333

(a)	Affiliate of the Fund.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares/ Investment Value Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ 4,465,231	$ —	$ (4,465,235)(b)	$ (15)	$ 19	$ —	—	$ 785 (c)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	1,099,192	—	(1,099,192)(b)	—	—	—	—	106,335	—
iShares Core MSCI Total International Stock ETF	184,503,335	154,710,785	(8,086,886)	(469,031)	297,230	330,955,433	5,003,862	9,098,924	—
iShares Developed Real Estate Index Fund, Class K(a)	24,472,199	18,782,402	(39,108,668)	(3,616,530)	(529,403)	—	—	1,759,217	5,092,493
iShares FTSE NAREIT All Equity REITs Index Fund	—	10,229,918	—	—	(591,876)	9,638,042	1,025,324	65,276	—
iShares TIPS Bond ETF	651,604	295,141	(659,922)	4,450	(1,777)	289,496	2,717	18,937	—
iShares U.S. Long Credit Bond Index Fund	5,006,516	5,101,680	—	—	(487,752)	9,620,444	1,076,112	358,884	—
Large Cap Index Master Portfolio	317,978,282	156,434,171 (b)(d)	—	3,726,069	83,196,243	561,334,765	$561,334,765	6,051,991	—
Master Small Cap Index Series	15,784,288	21,767,129 (b)(d)	—	(82,146)	2,859,098	40,328,369	$40,328,369	418,016	—
				$ (437,203)	$ 84,741,782	$ 952,166,549		$ 17,878,365	$ 5,092,493

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(d)	Inclusive of income and expense allocated from the Master Portfolio.

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
BlackRock LifePath® Index 2065 Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 340,593,475	$ —	$ —	$ 340,593,475
Fixed-Income Funds	9,909,940	—	—	9,909,940
	$350,503,415	$—	$—	350,503,415
Investments Valued at NAV(a)				601,663,134
				$ 952,166,549

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.
Schedule of Investments

Schedule of Investments
December 31, 2024
BlackRock LifePath® Index 2070 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 95.4%
iShares Core MSCI Total International Stock ETF	5,235	$ 346,243
iShares FTSE NAREIT All Equity REITs Index Fund	1,071	10,065
Large Cap Index Master Portfolio	$683,635	683,635
Master Small Cap Index Series	$50,712	50,712
		1,090,655
Fixed-Income Funds — 1.0%
iShares U.S. Long Credit Bond Index Fund	1,282	11,460

Security	Shares	Value
Money Market Funds — 0.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.44%(b)	4,146	$ 4,146
Total Investments — 96.8% (Cost: $1,118,443)		1,106,261
Other Assets Less Liabilities — 3.2%		36,603
Net Assets — 100.0%		$ 1,142,864

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/24/24(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares/ Investment Value Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$ —	$ 4,146 (b)	$ —	$ —	$ —	$ 4,146	4,146	$ 22	$ —
iShares Core MSCI Total International Stock ETF	—	381,143	(6,169)	(182)	(28,549)	346,243	5,235	5,934	—
iShares Developed Real Estate Index Fund, Class K(c)	—	49,744	(40,116)	(9,628)	—	—	—	1,305	5,638
iShares FTSE NAREIT All Equity REITs Index Fund	—	10,521	—	—	(456)	10,065	1,071	47	—
iShares U.S. Long Credit Bond Index Fund	—	12,455	(157)	(7)	(831)	11,460	1,282	127	—
Large Cap Index Master Portfolio	—	666,826 (b)(d)	—	465	16,344	683,635	$683,635	2,124	—
Master Small Cap Index Series	—	50,586 (b)(d)	—	(1,184)	1,310	50,712	$50,712	197	—
				$ (10,536)	$ (12,182)	$ 1,106,261		$ 9,756	$ 5,638

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).
(c)	As of period end, the entity is no longer held.
(d)	Inclusive of income and expense allocated from the Master Portfolio.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 356,308	$ —	$ —	$ 356,308
Fixed-Income Funds	11,460	—	—	11,460
Money Market Funds	4,146	—	—	4,146
	$371,914	$—	$—	371,914
Investments Valued at NAV(a)				734,347
				$ 1,106,261

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

2024 BlackRock Annual Financial Statements and Additional Information

Statements of Assets and Liabilities
December 31, 2024

	BlackRock LifePath® Index Retirement Fund	BlackRock LifePath® Index 2030 Fund	BlackRock LifePath® Index 2035 Fund	BlackRock LifePath® Index 2040 Fund
ASSETS
Investments, at value — affiliated(a)(b)	$ 13,658,078,310	$ 12,800,455,228	$ 10,080,528,439	$ 12,771,444,124
Cash	699,500	5,280	17,502,155	16,476,168
Receivables:
Investments sold	45,155,136	29,895,476	18,403,438	29,727,358
Securities lending income — affiliated	13,021	43,263	3,825	7,700
Capital shares sold	4,639,386	6,465,801	4,849,739	6,665,894
Dividends — affiliated	23,368,392	17,450,970	11,661,732	9,921,963
Total assets	13,731,953,745	12,854,316,018	10,132,949,328	12,834,243,207
LIABILITIES
Collateral on securities loaned	205,123,325	187,662,075	3,277,415	55,863,570
Payables:
Investments purchased	22,544,070	16,930,999	12,265,655	28,776,448
Administration fees	578,584	522,569	347,343	527,572
Capital shares redeemed	43,284,783	36,080,830	28,788,017	31,655,719
Income dividend distributions	—	224	—	—
Investment advisory fees	272,972	197,454	121,752	105,781
Trustees’ and Officer’s fees	17,087	27,911	22,286	27,890
Professional fees	108,626	51,939	48,851	52,782
Service fees	451,083	416,028	33,933	384,803
Total liabilities	272,380,530	241,890,029	44,905,252	117,394,565
Commitments and contingent liabilities
NET ASSETS	$ 13,459,573,215	$ 12,612,425,989	$ 10,088,044,076	$ 12,716,848,642
NET ASSETS CONSIST OF
Paid-in capital	$ 10,690,308,621	$ 9,800,612,836	$ 7,862,852,119	$ 9,197,631,995
Accumulated earnings	2,769,264,594	2,811,813,153	2,225,191,957	3,519,216,647
NET ASSETS	$ 13,459,573,215	$ 12,612,425,989	$ 10,088,044,076	$ 12,716,848,642
(a) Investments, at cost—affiliated	$11,194,293,987	$10,126,033,842	$7,866,266,216	$9,198,693,268
(b) Securities loaned, at value	$200,839,653	$183,880,928	$3,202,181	$54,705,371
Statements of Assets and Liabilities

Statements of Assets and Liabilities  (continued)
December 31, 2024

	BlackRock LifePath® Index Retirement Fund	BlackRock LifePath® Index 2030 Fund	BlackRock LifePath® Index 2035 Fund	BlackRock LifePath® Index 2040 Fund
NET ASSET VALUE
Institutional
Net assets	$ 510,261,132	$ 568,682,163	$ 226,249,740	$ 742,894,924
Shares outstanding	37,046,560	33,280,971	11,975,142	36,337,295
Net asset value	$ 13.77	$ 17.09	$ 18.89	$ 20.44
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
Investor A
Net assets	$ 177,458,344	$ 143,637,794	$ 85,773,937	$ 122,200,962
Shares outstanding	12,897,546	8,404,281	4,548,767	5,987,632
Net asset value	$ 13.76	$ 17.09	$ 18.86	$ 20.41
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
Investor P
Net assets	$ 1,901,534,071	$ 1,784,202,452	$ 69,601,766	$ 1,671,958,625
Shares outstanding	138,366,404	104,524,692	3,703,863	82,030,169
Net asset value	$ 13.74	$ 17.07	$ 18.79	$ 20.38
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
Class K
Net assets	$ 10,870,319,668	$ 10,115,903,580	$ 9,706,418,633	$ 10,179,794,131
Shares outstanding	789,728,354	592,616,434	514,273,043	498,029,886
Net asset value	$ 13.76	$ 17.07	$ 18.87	$ 20.44
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value

2024 BlackRock Annual Financial Statements and Additional Information

Statements of Assets and Liabilities  (continued)
December 31, 2024

	BlackRock LifePath® Index 2045 Fund	BlackRock LifePath® Index 2050 Fund	BlackRock LifePath® Index 2055 Fund	BlackRock LifePath® Index 2060 Fund
ASSETS
Investments, at value — affiliated(a)(b)	$ 9,113,641,843	$ 9,552,634,785	$ 6,269,081,524	$ 3,643,017,149
Cash	16,900,349	6,789,477	8,463,367	6,410,489
Receivables:
Investments sold	6,521,893	18,728,097	5,000,000	—
Securities lending income — affiliated	23,051	21,359	3,390	4,061
Capital shares sold	5,069,499	5,990,842	3,986,126	4,401,985
Dividends — affiliated	4,042,543	1,848,008	397,510	174,120
Total assets	9,146,199,178	9,586,012,568	6,286,931,917	3,654,007,804
LIABILITIES
Collateral on securities loaned	132,607,400	156,768,750	28,107,060	978,750
Payables:
Investments purchased	3,900,761	9,801,805	379,496	157,017
Administration fees	307,132	346,634	213,875	121,475
Capital shares redeemed	27,536,253	23,208,312	17,041,608	9,868,895
Investment advisory fees	81,162	64,119	34,023	19,270
Trustees’ and Officer’s fees	19,938	20,801	14,237	8,900
Professional fees	44,861	44,295	45,956	49,273
Service fees	24,202	153,073	18,990	9,618
Total liabilities	164,521,709	190,407,789	45,855,245	11,213,198
Commitments and contingent liabilities
NET ASSETS	$ 8,981,677,469	$ 9,395,604,779	$ 6,241,076,672	$ 3,642,794,606
NET ASSETS CONSIST OF
Paid-in capital	$ 6,627,740,637	$ 6,753,293,941	$ 4,636,655,353	$ 2,880,137,074
Accumulated earnings	2,353,936,832	2,642,310,838	1,604,421,319	762,657,532
NET ASSETS	$ 8,981,677,469	$ 9,395,604,779	$ 6,241,076,672	$ 3,642,794,606
(a) Investments, at cost—affiliated	$6,651,676,753	$6,772,813,388	$4,572,930,660	$2,836,287,634
(b) Securities loaned, at value	$129,899,793	$153,610,150	$27,540,696	$959,030
Statements of Assets and Liabilities

Statements of Assets and Liabilities  (continued)
December 31, 2024

	BlackRock LifePath® Index 2045 Fund	BlackRock LifePath® Index 2050 Fund	BlackRock LifePath® Index 2055 Fund	BlackRock LifePath® Index 2060 Fund
NET ASSET VALUE
Institutional
Net assets	$ 191,213,889	$ 194,422,395	$ 166,214,668	$ 76,560,092
Shares outstanding	8,617,934	8,366,069	6,905,242	3,551,277
Net asset value	$ 22.19	$ 23.24	$ 24.07	$ 21.56
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
Investor A
Net assets	$ 79,259,277	$ 94,462,530	$ 71,245,739	$ 23,583,585
Shares outstanding	3,578,222	4,074,269	2,966,216	1,096,115
Net asset value	$ 22.15	$ 23.19	$ 24.02	$ 21.52
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
Investor P
Net assets	$ 31,231,536	$ 618,190,279	$ 17,151,130	$ 22,498,399
Shares outstanding	1,414,526	26,700,766	715,711	1,047,638
Net asset value	$ 22.08	$ 23.15	$ 23.96	$ 21.48
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
Class K
Net assets	$ 8,679,972,767	$ 8,488,529,575	$ 5,986,465,135	$ 3,520,152,530
Shares outstanding	390,849,712	365,323,861	248,645,806	163,226,822
Net asset value	$ 22.21	$ 23.24	$ 24.08	$ 21.57
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value

2024 BlackRock Annual Financial Statements and Additional Information

Statements of Assets and Liabilities  (continued)
December 31, 2024

	BlackRock LifePath® Index 2065 Fund	BlackRock LifePath® Index 2070 Fund
ASSETS
Investments, at value — affiliated(a)	$ 952,166,549	$ 1,106,261
Cash	1,704,522	—
Receivables:
Investments sold	400,000	1,923
Securities lending income — affiliated	496	—
Capital shares sold	1,628,249	159,810
Dividends — affiliated	47,896	19
From the Administrator	—	7,355
Total assets	955,947,712	1,275,368
LIABILITIES
Bank overdraft	—	4,263
Payables:
Investments purchased	41,470	106,327
Administration fees	29,634	—
Capital shares redeemed	3,665,389	—
Investment advisory fees	4,989	5
Trustees’ and Officer’s fees	3,363	1,239
Professional fees	32,310	20,628
Service fees	3,224	42
Total liabilities	3,780,379	132,504
Commitments and contingent liabilities
NET ASSETS	$ 952,167,333	$ 1,142,864
NET ASSETS CONSIST OF
Paid-in capital	$ 817,943,918	$ 1,159,911
Accumulated earnings (loss)	134,223,415	(17,047)
NET ASSETS	$ 952,167,333	$ 1,142,864
(a) Investments, at cost—affiliated	$799,666,287	$1,118,443
Statements of Assets and Liabilities

Statements of Assets and Liabilities  (continued)
December 31, 2024

	BlackRock LifePath® Index 2065 Fund	BlackRock LifePath® Index 2070 Fund
NET ASSET VALUE
Institutional
Net assets	$ 36,228,023	$ 98,295
Shares outstanding	2,387,458	10,000
Net asset value	$ 15.17	$ 9.83
Shares authorized	Unlimited	Unlimited
Par value	No par value	No par value
Investor A
Net assets	$ 4,090,131	$ 98,295
Shares outstanding	269,873	10,000
Net asset value	$ 15.16	$ 9.83
Shares authorized	Unlimited	Unlimited
Par value	No par value	No par value
Investor P
Net assets	$ 11,705,884	$ 98,295
Shares outstanding	772,862	10,000
Net asset value	$ 15.15	$ 9.83
Shares authorized	Unlimited	Unlimited
Par value	No par value	No par value
Class K
Net assets	$ 900,143,295	$ 847,979
Shares outstanding	59,307,654	86,267
Net asset value	$ 15.18	$ 9.83
Shares authorized	Unlimited	Unlimited
Par value	No par value	No par value
See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Statements of Operations
Year Ended December 31, 2024

	BlackRock LifePath® Index Retirement Fund	BlackRock LifePath® Index 2030 Fund	BlackRock LifePath® Index 2035 Fund	BlackRock LifePath® Index 2040 Fund
INVESTMENT INCOME
Dividends — affiliated	$245,391,483	$295,018,671	$206,230,517	$232,375,441
Interest — unaffiliated	10,505	24,217	10,158	9,851
Securities lending income — affiliated — net	33,885	80,531	45,718	69,385
Net investment income allocated from the applicable affiliated Underlying Master Portfolio
Dividends — affiliated	29,813,671	57,527,381	53,837,057	79,699,185
Interest — affiliated	1,341,476	2,597,113	2,401,283	3,537,223
Expenses	(724,239)	(1,387,407)	(1,300,351)	(1,927,771)
Fees waived	17,894	33,886	31,551	46,576
Total investment income	275,884,675	353,894,392	261,255,933	313,809,890
EXPENSES
Service — class specific	5,060,712	4,912,413	418,219	4,466,053
Administration — class specific	4,769,257	6,235,855	4,048,370	6,163,822
Investment advisory	4,442,061	6,207,034	4,812,570	6,124,826
Reorganization	290,000	—	—	—
Trustees and Officer	56,062	109,299	86,872	108,672
Professional	21,237	23,095	23,118	23,095
Miscellaneous	4,140	5,901	4,135	4,156
Total expenses	14,643,469	17,493,597	9,393,284	16,890,624
Less:
Fees waived and/or reimbursed by the Administrator/Manager	(3,279,121)	(4,894,644)	(4,173,029)	(5,671,367)
Total expenses after fees waived and/or reimbursed	11,364,348	12,598,953	5,220,255	11,219,257
Net investment income	264,520,327	341,295,439	256,035,678	302,590,633
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated	(102,142,240)	(96,109,519)	(65,788,707)	(74,467,102)
Capital gain distributions from underlying funds — affiliated	41,541,516	42,433,830	41,605,870	62,096,514
Net realized gain (loss) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency transactions allocated from the applicable affiliated Underlying Master Portfolio	81,704,208	91,086,576	67,221,457	100,587,488
	21,103,484	37,410,887	43,038,620	88,216,900
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	(223,755,174)	(67,821,683)	(48,172,828)	(40,623,429)
Net change in unrealized appreciation (depreciation) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency translations allocated from the applicable affiliated Underlying Master Portfolio	334,096,283	770,841,336	733,044,158	1,085,589,678
	110,341,109	703,019,653	684,871,330	1,044,966,249
Net realized and unrealized gain	131,444,593	740,430,540	727,909,950	1,133,183,149
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$395,964,920	$1,081,725,979	$983,945,628	$1,435,773,782
See notes to financial statements.
Statements of Operations

Statements of Operations  (continued)
Year Ended December 31, 2024

	BlackRock LifePath® Index 2045 Fund	BlackRock LifePath® Index 2050 Fund	BlackRock LifePath® Index 2055 Fund	BlackRock LifePath® Index 2060 Fund
INVESTMENT INCOME
Dividends — affiliated	$142,158,749	$132,573,006	$81,236,380	$46,278,128
Interest — unaffiliated	7,573	4,658	4,250	2,209
Securities lending income — affiliated — net	57,160	55,082	5,058	17,829
Net investment income allocated from the applicable affiliated Underlying Master Portfolio
Dividends — affiliated	62,102,613	70,488,681	47,717,988	26,998,323
Interest — affiliated	2,739,109	3,102,949	2,097,353	1,182,565
Expenses	(1,502,275)	(1,704,290)	(1,153,192)	(652,494)
Fees waived	36,230	41,103	27,827	15,748
Total investment income	205,599,159	204,561,189	129,935,664	73,842,308
EXPENSES
Investment advisory	4,216,839	4,406,393	2,881,873	1,625,413
Administration — class specific	3,530,332	3,973,754	2,434,513	1,359,216
Service — class specific	307,463	1,760,230	231,566	115,406
Trustees and Officer	77,455	80,708	55,447	34,445
Professional	23,118	23,095	23,118	23,095
Miscellaneous	4,154	4,183	3,633	2,241
Total expenses	8,159,361	10,248,363	5,630,150	3,159,816
Less:
Fees waived and/or reimbursed by the Administrator/Manager	(4,038,813)	(4,264,723)	(2,794,995)	(1,584,494)
Total expenses after fees waived and/or reimbursed	4,120,548	5,983,640	2,835,155	1,575,322
Net investment income	201,478,611	198,577,549	127,100,509	72,266,986
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated	(46,382,330)	(43,441,363)	(30,085,122)	(17,077,363)
Capital gain distributions from underlying funds — affiliated	49,294,276	55,253,952	35,962,732	20,690,017
Net realized gain (loss) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency transactions allocated from the applicable affiliated Underlying Master Portfolio	64,744,468	70,391,057	41,804,285	19,424,135
	67,656,414	82,203,646	47,681,895	23,036,789
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	(19,469,987)	1,246,527	13,812,832	5,448,805
Net change in unrealized appreciation (depreciation) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency translations allocated from the applicable affiliated Underlying Master Portfolio	851,950,205	964,820,138	654,527,605	371,009,283
	832,480,218	966,066,665	668,340,437	376,458,088
Net realized and unrealized gain	900,136,632	1,048,270,311	716,022,332	399,494,877
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,101,615,243	$1,246,847,860	$843,122,841	$471,761,863
See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Statements of Operations  (continued)
Year Ended December 31, 2024

	BlackRock LifePath® Index 2065 Fund	BlackRock LifePath® Index 2070 Fund(a)
INVESTMENT INCOME
Dividends — affiliated	$11,407,573	$7,435
Interest — unaffiliated	1,765	—
Securities lending income — affiliated — net	785	—
Net investment income allocated from the applicable affiliated Underlying Master Portfolio
Dividends — affiliated	6,344,103	2,321
Interest — affiliated	275,245	82
Expenses	(153,039)	(84)
Fees waived	3,698	2
Total investment income	17,880,130	9,756
EXPENSES
Investment advisory	380,564	135
Administration — class specific	325,706	148
Service — class specific	32,979	135
Professional	23,095	20,628
Trustees and Officer	13,763	2,789
Miscellaneous	2,133	—
Total expenses	778,240	23,835
Less:
Fees waived and/or reimbursed by the Administrator/Manager	(393,383)	(23,539)
Total expenses after fees waived and/or reimbursed	384,857	296
Net investment income	17,495,273	9,460
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated	(4,081,126)	(9,817)
Capital gain distributions from underlying funds — affiliated	5,092,493	5,638
Net realized gain (loss) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency transactions allocated from the applicable affiliated Underlying Master Portfolio	3,643,923	(719)
	4,655,290	(4,898)
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	(1,313,559)	(29,836)
Net change in unrealized appreciation (depreciation) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency translations allocated from the applicable affiliated Underlying Master Portfolio	86,055,341	17,654
	84,741,782	(12,182)
Net realized and unrealized gain (loss)	89,397,072	(17,080)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$106,892,345	$(7,620)
(a) For the period from September 24, 2024 (commencement of operations) to December 31, 2024.
See notes to financial statements.
Statements of Operations

Statements of Changes in Net Assets

	BlackRock LifePath® Index Retirement Fund		BlackRock LifePath® Index 2030 Fund
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/24	Year Ended 12/31/23

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$264,520,327	$191,768,687	$341,295,439	$284,887,271
Net realized gain (loss)	21,103,484	(30,629,404)	37,410,887	(20,480,527)
Net change in unrealized appreciation (depreciation)	110,341,109	624,594,815	703,019,653	1,221,224,290
Net increase in net assets resulting from operations	395,964,920	785,734,098	1,081,725,979	1,485,631,034
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(12,709,314)	(10,223,948)	(15,322,778)	(13,993,241)
Investor A	(4,015,530)	(3,848,742)	(3,458,628)	(4,228,293)
Investor P	(50,543,640)	(45,864,323)	(43,668,456)	(40,531,735)
Class K	(212,653,371)	(134,241,176)	(279,988,524)	(229,373,478)
Decrease in net assets resulting from distributions to shareholders	(279,921,855)	(194,178,189)	(342,438,386)	(288,126,747)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	5,867,774,368	(292,939,095)	22,187,014	583,146,361
NET ASSETS
Total increase in net assets	5,983,817,433	298,616,814	761,474,607	1,780,650,648
Beginning of year	7,475,755,782	7,177,138,968	11,850,951,382	10,070,300,734
End of year	$13,459,573,215	$7,475,755,782	$12,612,425,989	$11,850,951,382

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Statements of Changes in Net Assets (continued)

	BlackRock LifePath® Index 2035 Fund		BlackRock LifePath® Index 2040 Fund
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/24	Year Ended 12/31/23

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$256,035,678	$200,274,783	$302,590,633	$244,720,033
Net realized gain (loss)	43,038,620	(34,633,923)	88,216,900	(26,258,451)
Net change in unrealized appreciation (depreciation)	684,871,330	1,023,059,855	1,044,966,249	1,476,990,041
Net increase in net assets resulting from operations	983,945,628	1,188,700,715	1,435,773,782	1,695,451,623
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(5,594,259)	(5,060,258)	(18,523,201)	(16,023,854)
Investor A	(1,863,739)	(2,787,538)	(2,713,707)	(3,179,228)
Investor P	(1,587,177)	(1,112,467)	(37,893,485)	(32,550,636)
Class K	(247,839,992)	(193,568,281)	(260,980,852)	(196,216,726)
Decrease in net assets resulting from distributions to shareholders	(256,885,167)	(202,528,544)	(320,111,245)	(247,970,444)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	578,049,992	1,001,777,744	354,583,433	962,192,598
NET ASSETS
Total increase in net assets	1,305,110,453	1,987,949,915	1,470,245,970	2,409,673,777
Beginning of year	8,782,933,623	6,794,983,708	11,246,602,672	8,836,928,895
End of year	$10,088,044,076	$8,782,933,623	$12,716,848,642	$11,246,602,672

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Statements of Changes in Net Assets (continued)

	BlackRock LifePath® Index 2045 Fund		BlackRock LifePath® Index 2050 Fund
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/24	Year Ended 12/31/23

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$201,478,611	$155,531,950	$198,577,549	$153,897,993
Net realized gain (loss)	67,656,414	(33,763,505)	82,203,646	(40,475,685)
Net change in unrealized appreciation (depreciation)	832,480,218	1,058,526,845	966,066,665	1,165,710,483
Net increase in net assets resulting from operations	1,101,615,243	1,180,295,290	1,246,847,860	1,279,132,791
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(4,187,093)	(3,883,846)	(4,648,590)	(3,702,022)
Investor A	(1,485,172)	(2,323,774)	(1,998,955)	(2,286,356)
Investor P	(618,809)	(413,015)	(13,434,443)	(10,347,919)
Class K	(196,167,950)	(150,872,423)	(208,392,607)	(139,758,220)
Decrease in net assets resulting from distributions to shareholders	(202,459,024)	(157,493,058)	(228,474,595)	(156,094,517)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	618,794,355	1,006,740,812	581,752,483	1,074,339,524
NET ASSETS
Total increase in net assets	1,517,950,574	2,029,543,044	1,600,125,748	2,197,377,798
Beginning of year	7,463,726,895	5,434,183,851	7,795,479,031	5,598,101,233
End of year	$8,981,677,469	$7,463,726,895	$9,395,604,779	$7,795,479,031

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Statements of Changes in Net Assets (continued)

	BlackRock LifePath® Index 2055 Fund		BlackRock LifePath® Index 2060 Fund
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/24	Year Ended 12/31/23

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$127,100,509	$95,250,522	$72,266,986	$48,977,849
Net realized gain (loss)	47,681,895	(27,725,933)	23,036,789	(16,143,848)
Net change in unrealized appreciation (depreciation)	668,340,437	738,219,372	376,458,088	376,174,688
Net increase in net assets resulting from operations	843,122,841	805,743,961	471,761,863	409,008,689
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(3,774,508)	(3,025,753)	(1,488,337)	(1,174,119)
Investor A	(1,421,263)	(1,609,664)	(390,304)	(467,483)
Investor P	(353,798)	(196,417)	(391,390)	(264,158)
Class K	(139,894,139)	(91,608,848)	(70,391,567)	(47,430,629)
Decrease in net assets resulting from distributions to shareholders	(145,443,708)	(96,440,682)	(72,661,598)	(49,336,389)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	559,841,937	904,445,659	578,597,758	715,605,350
NET ASSETS
Total increase in net assets	1,257,521,070	1,613,748,938	977,698,023	1,075,277,650
Beginning of year	4,983,555,602	3,369,806,664	2,665,096,583	1,589,818,933
End of year	$6,241,076,672	$4,983,555,602	$3,642,794,606	$2,665,096,583

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Statements of Changes in Net Assets (continued)

	BlackRock LifePath® Index 2065 Fund		BlackRock LifePath® Index 2070 Fund Period from 09/24/24(a) to 12/31/24
	Year Ended 12/31/24	Year Ended 12/31/23

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$17,495,273	$9,415,819	$9,460
Net realized gain (loss)	4,655,290	(3,460,208)	(4,898)
Net change in unrealized appreciation (depreciation)	84,741,782	71,341,029	(12,182)
Net increase (decrease) in net assets resulting from operations	106,892,345	77,296,640	(7,620)
DISTRIBUTIONS TO SHAREHOLDERS(b)
Institutional	(653,979)	(376,163)	(947)
Investor A	(62,632)	(40,465)	(879)
Investor P	(190,336)	(117,538)	(879)
Class K	(16,670,219)	(8,949,590)	(6,722)
Decrease in net assets resulting from distributions to shareholders	(17,577,166)	(9,483,756)	(9,427)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	312,695,629	232,390,864	1,159,911
NET ASSETS
Total increase in net assets	402,010,808	300,203,748	1,142,864
Beginning of period	550,156,525	249,952,777	—
End of period	$952,167,333	$550,156,525	$1,142,864

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	BlackRock LifePath® Index Retirement Fund
	Institutional
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$13.24	$12.20	$14.79	$14.24	$13.05
Net investment income(a)	0.41	0.34	0.31	0.31	0.26
Net realized and unrealized gain (loss)	0.53	1.05	(2.57)	0.66	1.30
Net increase (decrease) from investment operations	0.94	1.39	(2.26)	0.97	1.56
Distributions(b)
From net investment income	(0.40)	(0.35)	(0.31)	(0.31)	(0.27)
From net realized gain	(0.01)	—	(0.02)	(0.11)	(0.10)
Total distributions	(0.41)	(0.35)	(0.33)	(0.42)	(0.37)
Net asset value, end of year	$13.77	$13.24	$12.20	$14.79	$14.24
Total Return(c)
Based on net asset value	7.09%	11.49%	(15.31)%	6.86%	12.16%
Ratios to Average Net Assets(d)
Total expenses	0.15%	0.15%	0.16%	0.17%	0.18%
Total expenses after fees waived and/or reimbursed	0.12%	0.11%	0.11%	0.11%	0.11%
Net investment income	2.96%	2.67%	2.35%	2.11%	1.98%
Supplemental Data
Net assets, end of year (000)	$510,261	$375,484	$380,959	$533,068	$546,055
Portfolio turnover rate	39%(e)	16%(e)	71%(e)	9%(e)	20%(f)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index Retirement Fund (continued)
	Investor A
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$13.23	$12.19	$14.77	$14.22	$13.04
Net investment income(a)	0.37	0.30	0.27	0.27	0.23
Net realized and unrealized gain (loss)	0.54	1.05	(2.55)	0.67	1.29
Net increase (decrease) from investment operations	0.91	1.35	(2.28)	0.94	1.52
Distributions(b)
From net investment income	(0.37)	(0.31)	(0.28)	(0.28)	(0.24)
From net realized gain	(0.01)	—	(0.02)	(0.11)	(0.10)
Total distributions	(0.38)	(0.31)	(0.30)	(0.39)	(0.34)
Net asset value, end of year	$13.76	$13.23	$12.19	$14.77	$14.22
Total Return(c)
Based on net asset value	6.82%	11.22%	(15.48)%	6.60%	11.81%
Ratios to Average Net Assets(d)
Total expenses	0.40%	0.40%	0.41%	0.42%	0.43%
Total expenses after fees waived and/or reimbursed	0.37%	0.36%	0.36%	0.36%	0.36%
Net investment income	2.68%	2.40%	2.10%	1.85%	1.72%
Supplemental Data
Net assets, end of year (000)	$177,458	$148,579	$171,553	$232,876	$256,714
Portfolio turnover rate	39%(e)	16%(e)	71%(e)	9%(e)	20%(f)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index Retirement Fund (continued)
	Investor P
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$13.21	$12.18	$14.76	$14.21	$13.02
Net investment income(a)	0.36	0.31	0.27	0.27	0.23
Net realized and unrealized gain (loss)	0.55	1.03	(2.55)	0.67	1.30
Net increase (decrease) from investment operations	0.91	1.34	(2.28)	0.94	1.53
Distributions(b)
From net investment income	(0.37)	(0.31)	(0.28)	(0.28)	(0.24)
From net realized gain	(0.01)	—	(0.02)	(0.11)	(0.10)
Total distributions	(0.38)	(0.31)	(0.30)	(0.39)	(0.34)
Net asset value, end of year	$13.74	$13.21	$12.18	$14.76	$14.21
Total Return(c)
Based on net asset value	6.84%	11.15%	(15.49)%	6.61%	11.90%
Ratios to Average Net Assets(d)
Total expenses	0.40%	0.40%	0.41%	0.42%	0.43%
Total expenses after fees waived and/or reimbursed	0.37%	0.36%	0.36%	0.36%	0.36%
Net investment income	2.65%	2.42%	2.11%	1.86%	1.73%
Supplemental Data
Net assets, end of year (000)	$1,901,534	$1,882,404	$1,912,268	$2,580,045	$2,590,635
Portfolio turnover rate	39%(e)	16%(e)	71%(e)	9%(e)	20%(f)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index Retirement Fund (continued)
	Class K
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$13.23	$12.20	$14.78	$14.23	$13.04
Net investment income(a)	0.43	0.35	0.32	0.32	0.27
Net realized and unrealized gain (loss)	0.52	1.03	(2.56)	0.66	1.30
Net increase (decrease) from investment operations	0.95	1.38	(2.24)	0.98	1.57
Distributions(b)
From net investment income	(0.41)	(0.35)	(0.32)	(0.32)	(0.28)
From net realized gain	(0.01)	—	(0.02)	(0.11)	(0.10)
Total distributions	(0.42)	(0.35)	(0.34)	(0.43)	(0.38)
Net asset value, end of year	$13.76	$13.23	$12.20	$14.78	$14.23
Total Return(c)
Based on net asset value	7.15%	11.47%	(15.20)%	6.92%	12.22%
Ratios to Average Net Assets(d)
Total expenses	0.10%	0.10%	0.11%	0.12%	0.12%
Total expenses after fees waived and/or reimbursed	0.07%	0.06%	0.06%	0.06%	0.06%
Net investment income	3.10%	2.73%	2.43%	2.17%	2.03%
Supplemental Data
Net assets, end of year (000)	$10,870,320	$5,069,289	$4,712,358	$5,739,227	$5,307,443
Portfolio turnover rate	39%(e)	16%(e)	71%(e)	9%(e)	20%(f)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2030 Fund
	Institutional
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$16.08	$14.40	$17.68	$16.30	$14.72
Net investment income(a)	0.47	0.40	0.35	0.37	0.28
Net realized and unrealized gain (loss)	1.01	1.68	(3.27)	1.47	1.60
Net increase (decrease) from investment operations	1.48	2.08	(2.92)	1.84	1.88
Distributions(b)
From net investment income	(0.47)	(0.40)	(0.34)	(0.37)	(0.28)
From net realized gain	—	—	(0.02)	(0.09)	(0.02)
Total distributions	(0.47)	(0.40)	(0.36)	(0.46)	(0.30)
Net asset value, end of year	$17.09	$16.08	$14.40	$17.68	$16.30
Total Return(c)
Based on net asset value	9.19%	14.58%	(16.49)%	11.35%	13.05%
Ratios to Average Net Assets(d)
Total expenses	0.15%	0.15%	0.16%	0.16%	0.16%
Total expenses after fees waived and/or reimbursed	0.11%	0.11%	0.11%	0.10%	0.10%
Net investment income	2.74%	2.60%	2.26%	2.14%	1.91%
Supplemental Data
Net assets, end of year (000)	$568,682	$555,486	$504,974	$661,550	$610,774
Portfolio turnover rate	26%(e)	10%(e)	50%(e)	9%(e)	14%(f)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2030 Fund (continued)
	Investor A
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$16.08	$14.40	$17.68	$16.29	$14.72
Net investment income(a)	0.41	0.35	0.31	0.32	0.24
Net realized and unrealized gain (loss)	1.02	1.69	(3.27)	1.48	1.60
Net increase (decrease) from investment operations	1.43	2.04	(2.96)	1.80	1.84
Distributions(b)
From net investment income	(0.42)	(0.36)	(0.30)	(0.32)	(0.25)
From net realized gain	—	—	(0.02)	(0.09)	(0.02)
Total distributions	(0.42)	(0.36)	(0.32)	(0.41)	(0.27)
Net asset value, end of year	$17.09	$16.08	$14.40	$17.68	$16.29
Total Return(c)
Based on net asset value	8.88%	14.29%	(16.71)%	11.13%	12.70%
Ratios to Average Net Assets(d)
Total expenses	0.40%	0.40%	0.41%	0.41%	0.42%
Total expenses after fees waived and/or reimbursed	0.36%	0.36%	0.35%	0.35%	0.35%
Net investment income	2.43%	2.33%	1.99%	1.85%	1.65%
Supplemental Data
Net assets, end of year (000)	$143,638	$175,082	$180,699	$235,293	$251,040
Portfolio turnover rate	26%(e)	10%(e)	50%(e)	9%(e)	14%(f)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2030 Fund (continued)
	Investor P
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$16.06	$14.39	$17.66	$16.28	$14.71
Net investment income(a)	0.42	0.36	0.31	0.32	0.24
Net realized and unrealized gain (loss)	1.02	1.67	(3.26)	1.47	1.60
Net increase (decrease) from investment operations	1.44	2.03	(2.95)	1.79	1.84
Distributions(b)
From net investment income	(0.43)	(0.36)	(0.30)	(0.32)	(0.25)
From net realized gain	—	—	(0.02)	(0.09)	(0.02)
Total distributions	(0.43)	(0.36)	(0.32)	(0.41)	(0.27)
Net asset value, end of year	$17.07	$16.06	$14.39	$17.66	$16.28
Total Return(c)
Based on net asset value	8.93%	14.23%	(16.68)%	11.08%	12.70%
Ratios to Average Net Assets(d)
Total expenses	0.40%	0.40%	0.41%	0.41%	0.41%
Total expenses after fees waived and/or reimbursed	0.36%	0.36%	0.35%	0.35%	0.35%
Net investment income	2.49%	2.35%	2.00%	1.88%	1.66%
Supplemental Data
Net assets, end of year (000)	$1,784,202	$1,791,479	$1,683,132	$2,196,216	$2,104,701
Portfolio turnover rate	26%(e)	10%(e)	50%(e)	9%(e)	14%(f)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2030 Fund (continued)
	Class K
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$16.06	$14.39	$17.66	$16.28	$14.71
Net investment income(a)	0.48	0.41	0.36	0.38	0.29
Net realized and unrealized gain (loss)	1.01	1.67	(3.26)	1.47	1.59
Net increase (decrease) from investment operations	1.49	2.08	(2.90)	1.85	1.88
Distributions(b)
From net investment income	(0.48)	(0.41)	(0.35)	(0.38)	(0.29)
From net realized gain	—	—	(0.02)	(0.09)	(0.02)
Total distributions	(0.48)	(0.41)	(0.37)	(0.47)	(0.31)
Net asset value, end of year	$17.07	$16.06	$14.39	$17.66	$16.28
Total Return(c)
Based on net asset value	9.26%	14.57%	(16.41)%	11.42%	13.05%
Ratios to Average Net Assets(d)
Total expenses	0.10%	0.10%	0.11%	0.11%	0.11%
Total expenses after fees waived and/or reimbursed	0.06%	0.06%	0.06%	0.05%	0.05%
Net investment income	2.80%	2.67%	2.34%	2.22%	1.97%
Supplemental Data
Net assets, end of year (000)	$10,115,904	$9,328,904	$7,701,495	$8,345,340	$6,511,647
Portfolio turnover rate	26%(e)	10%(e)	50%(e)	9%(e)	14%(f)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2035 Fund
	Institutional
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$17.46	$15.36	$18.96	$17.07	$15.33
Net investment income(a)	0.48	0.41	0.36	0.40	0.28
Net realized and unrealized gain (loss)	1.43	2.10	(3.59)	1.94	1.76
Net increase (decrease) from investment operations	1.91	2.51	(3.23)	2.34	2.04
Distributions(b)
From net investment income	(0.48)	(0.41)	(0.35)	(0.39)	(0.28)
From net realized gain	—	—	(0.02)	(0.06)	(0.02)
Total distributions	(0.48)	(0.41)	(0.37)	(0.45)	(0.30)
Net asset value, end of year	$18.89	$17.46	$15.36	$18.96	$17.07
Total Return(c)
Based on net asset value	10.91%	16.51%	(17.06)%	13.78%	13.58%
Ratios to Average Net Assets(d)
Total expenses	0.15%	0.16%	0.16%	0.16%	0.16%
Total expenses after fees waived and/or reimbursed	0.11%	0.11%	0.10%	0.10%	0.10%
Net investment income	2.60%	2.53%	2.18%	2.17%	1.89%
Supplemental Data
Net assets, end of year (000)	$226,250	$210,653	$176,179	$197,919	$164,602
Portfolio turnover rate	20%(e)	8%(e)	39%(e)	9%(e)	10%(f)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2035 Fund (continued)
	Investor A
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$17.42	$15.32	$18.91	$17.03	$15.29
Net investment income(a)	0.41	0.37	0.31	0.34	0.25
Net realized and unrealized gain (loss)	1.45	2.10	(3.57)	1.94	1.76
Net increase (decrease) from investment operations	1.86	2.47	(3.26)	2.28	2.01
Distributions(b)
From net investment income	(0.42)	(0.37)	(0.31)	(0.34)	(0.25)
From net realized gain	—	—	(0.02)	(0.06)	(0.02)
Total distributions	(0.42)	(0.37)	(0.33)	(0.40)	(0.27)
Net asset value, end of year	$18.86	$17.42	$15.32	$18.91	$17.03
Total Return(c)
Based on net asset value	10.63%	16.26%	(17.27)%	13.46%	13.34%
Ratios to Average Net Assets(d)
Total expenses	0.40%	0.41%	0.41%	0.41%	0.41%
Total expenses after fees waived and/or reimbursed	0.36%	0.36%	0.35%	0.35%	0.35%
Net investment income	2.20%	2.26%	1.91%	1.83%	1.64%
Supplemental Data
Net assets, end of year (000)	$85,774	$128,043	$119,861	$154,072	$168,305
Portfolio turnover rate	20%(e)	8%(e)	39%(e)	9%(e)	10%(f)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2035 Fund (continued)
	Investor P
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$17.38	$15.28	$18.88	$17.00	$15.27
Net investment income(a)	0.44	0.38	0.32	0.37	0.26
Net realized and unrealized gain (loss)	1.41	2.09	(3.59)	1.92	1.74
Net increase (decrease) from investment operations	1.85	2.47	(3.27)	2.29	2.00
Distributions(b)
From net investment income	(0.44)	(0.37)	(0.31)	(0.35)	(0.25)
From net realized gain	—	—	(0.02)	(0.06)	(0.02)
Total distributions	(0.44)	(0.37)	(0.33)	(0.41)	(0.27)
Net asset value, end of year	$18.79	$17.38	$15.28	$18.88	$17.00
Total Return(c)
Based on net asset value	10.61%	16.31%	(17.34)%	13.52%	13.32%
Ratios to Average Net Assets(d)
Total expenses	0.40%	0.41%	0.41%	0.41%	0.41%
Total expenses after fees waived and/or reimbursed	0.36%	0.36%	0.35%	0.35%	0.35%
Net investment income	2.39%	2.30%	1.95%	2.02%	1.72%
Supplemental Data
Net assets, end of year (000)	$69,602	$52,819	$41,439	$42,291	$24,416
Portfolio turnover rate	20%(e)	8%(e)	39%(e)	9%(e)	10%(f)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2035 Fund (continued)
	Class K
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$17.44	$15.34	$18.95	$17.06	$15.31
Net investment income(a)	0.50	0.42	0.37	0.41	0.30
Net realized and unrealized gain (loss)	1.42	2.10	(3.60)	1.94	1.76
Net increase (decrease) from investment operations	1.92	2.52	(3.23)	2.35	2.06
Distributions(b)
From net investment income	(0.49)	(0.42)	(0.36)	(0.40)	(0.29)
From net realized gain	—	—	(0.02)	(0.06)	(0.02)
Total distributions	(0.49)	(0.42)	(0.38)	(0.46)	(0.31)
Net asset value, end of year	$18.87	$17.44	$15.34	$18.95	$17.06
Total Return(c)
Based on net asset value	10.98%	16.59%	(17.07)%	13.84%	13.72%
Ratios to Average Net Assets(d)
Total expenses	0.10%	0.11%	0.11%	0.11%	0.11%
Total expenses after fees waived and/or reimbursed	0.06%	0.06%	0.05%	0.05%	0.05%
Net investment income	2.67%	2.60%	2.24%	2.24%	1.97%
Supplemental Data
Net assets, end of year (000)	$9,706,419	$8,391,419	$6,457,504	$6,914,380	$5,157,576
Portfolio turnover rate	20%(e)	8%(e)	39%(e)	9%(e)	10%(f)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2040 Fund
	Institutional
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$18.61	$16.08	$19.99	$17.66	$15.78
Net investment income(a)	0.49	0.42	0.35	0.41	0.29
Net realized and unrealized gain (loss)	1.86	2.53	(3.89)	2.40	1.89
Net increase (decrease) from investment operations	2.35	2.95	(3.54)	2.81	2.18
Distributions(b)
From net investment income	(0.50)	(0.42)	(0.35)	(0.41)	(0.29)
From net realized gain	(0.02)	—	(0.02)	(0.07)	(0.01)
Total distributions	(0.52)	(0.42)	(0.37)	(0.48)	(0.30)
Net asset value, end of year	$20.44	$18.61	$16.08	$19.99	$17.66
Total Return(c)
Based on net asset value	12.61%	18.52%	(17.70)%	15.99%	14.04%
Ratios to Average Net Assets(d)
Total expenses	0.16%	0.16%	0.16%	0.16%	0.16%
Total expenses after fees waived and/or reimbursed	0.11%	0.11%	0.10%	0.10%	0.10%
Net investment income	2.45%	2.44%	2.05%	2.14%	1.87%
Supplemental Data
Net assets, end of year (000)	$742,895	$707,256	$592,121	$733,350	$646,477
Portfolio turnover rate	21%(e)	7%(e)	29%(e)	7%(e)	9%(f)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2040 Fund (continued)
	Investor A
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$18.57	$16.05	$19.95	$17.63	$15.75
Net investment income(a)	0.42	0.38	0.30	0.35	0.25
Net realized and unrealized gain (loss)	1.88	2.52	(3.88)	2.40	1.89
Net increase (decrease) from investment operations	2.30	2.90	(3.58)	2.75	2.14
Distributions(b)
From net investment income	(0.44)	(0.38)	(0.30)	(0.36)	(0.25)
From net realized gain	(0.02)	—	(0.02)	(0.07)	(0.01)
Total distributions	(0.46)	(0.38)	(0.32)	(0.43)	(0.26)
Net asset value, end of year	$20.41	$18.57	$16.05	$19.95	$17.63
Total Return(c)
Based on net asset value	12.38%	18.20%	(17.90)%	15.67%	13.78%
Ratios to Average Net Assets(d)
Total expenses	0.41%	0.41%	0.41%	0.41%	0.42%
Total expenses after fees waived and/or reimbursed	0.36%	0.36%	0.35%	0.35%	0.35%
Net investment income	2.10%	2.17%	1.77%	1.84%	1.61%
Supplemental Data
Net assets, end of year (000)	$122,201	$147,637	$138,977	$179,444	$176,175
Portfolio turnover rate	21%(e)	7%(e)	29%(e)	7%(e)	9%(f)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2040 Fund (continued)
	Investor P
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$18.56	$16.04	$19.94	$17.61	$15.74
Net investment income(a)	0.44	0.38	0.31	0.36	0.25
Net realized and unrealized gain (loss)	1.85	2.52	(3.89)	2.40	1.88
Net increase (decrease) from investment operations	2.29	2.90	(3.58)	2.76	2.13
Distributions(b)
From net investment income	(0.45)	(0.38)	(0.30)	(0.36)	(0.25)
From net realized gain	(0.02)	—	(0.02)	(0.07)	(0.01)
Total distributions	(0.47)	(0.38)	(0.32)	(0.43)	(0.26)
Net asset value, end of year	$20.38	$18.56	$16.04	$19.94	$17.61
Total Return(c)
Based on net asset value	12.31%	18.21%	(17.91)%	15.75%	13.73%
Ratios to Average Net Assets(d)
Total expenses	0.41%	0.41%	0.41%	0.41%	0.41%
Total expenses after fees waived and/or reimbursed	0.36%	0.36%	0.35%	0.35%	0.35%
Net investment income	2.20%	2.18%	1.79%	1.89%	1.62%
Supplemental Data
Net assets, end of year (000)	$1,671,959	$1,580,926	$1,411,638	$1,794,746	$1,621,834
Portfolio turnover rate	21%(e)	7%(e)	29%(e)	7%(e)	9%(f)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2040 Fund (continued)
	Class K
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$18.61	$16.08	$19.99	$17.66	$15.78
Net investment income(a)	0.51	0.43	0.36	0.43	0.30
Net realized and unrealized gain (loss)	1.85	2.53	(3.90)	2.39	1.88
Net increase (decrease) from investment operations	2.36	2.96	(3.54)	2.82	2.18
Distributions(b)
From net investment income	(0.51)	(0.43)	(0.35)	(0.42)	(0.29)
From net realized gain	(0.02)	—	(0.02)	(0.07)	(0.01)
Total distributions	(0.53)	(0.43)	(0.37)	(0.49)	(0.30)
Net asset value, end of year	$20.44	$18.61	$16.08	$19.99	$17.66
Total Return(c)
Based on net asset value	12.66%	18.58%	(17.65)%	16.05%	14.10%
Ratios to Average Net Assets(d)
Total expenses	0.11%	0.11%	0.11%	0.11%	0.11%
Total expenses after fees waived and/or reimbursed	0.06%	0.06%	0.05%	0.05%	0.05%
Net investment income	2.52%	2.51%	2.13%	2.23%	1.95%
Supplemental Data
Net assets, end of year (000)	$10,179,794	$8,810,783	$6,694,192	$7,084,966	$5,352,212
Portfolio turnover rate	21%(e)	7%(e)	29%(e)	7%(e)	9%(f)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2045 Fund
	Institutional
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$19.85	$16.89	$21.04	$18.29	$16.25
Net investment income(a)	0.50	0.43	0.35	0.43	0.29
Net realized and unrealized gain (loss)	2.34	2.96	(4.16)	2.81	2.05
Net increase (decrease) from investment operations	2.84	3.39	(3.81)	3.24	2.34
Distributions(b)
From net investment income	(0.50)	(0.43)	(0.34)	(0.43)	(0.29)
From net realized gain	—	—	(0.00)(c)	(0.06)	(0.01)
Total distributions	(0.50)	(0.43)	(0.34)	(0.49)	(0.30)
Net asset value, end of year	$22.19	$19.85	$16.89	$21.04	$18.29
Total Return(d)
Based on net asset value	14.26%	20.24%	(18.10)%	17.76%	14.67%
Ratios to Average Net Assets(e)
Total expenses	0.16%	0.16%	0.16%	0.16%	0.16%
Total expenses after fees waived and/or reimbursed	0.11%	0.11%	0.10%	0.10%	0.10%
Net investment income	2.32%	2.35%	1.94%	2.16%	1.87%
Supplemental Data
Net assets, end of year (000)	$191,214	$171,849	$146,616	$159,947	$132,688
Portfolio turnover rate	18%(f)	6%(f)	16%(f)	7%(f)	7%(g)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(g)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2045 Fund (continued)
	Investor A
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$19.80	$16.85	$20.99	$18.25	$16.22
Net investment income(a)	0.40	0.39	0.30	0.36	0.25
Net realized and unrealized gain (loss)	2.38	2.95	(4.15)	2.81	2.04
Net increase (decrease) from investment operations	2.78	3.34	(3.85)	3.17	2.29
Distributions(b)
From net investment income	(0.43)	(0.39)	(0.29)	(0.37)	(0.25)
From net realized gain	—	—	(0.00)(c)	(0.06)	(0.01)
Total distributions	(0.43)	(0.39)	(0.29)	(0.43)	(0.26)
Net asset value, end of year	$22.15	$19.80	$16.85	$20.99	$18.25
Total Return(d)
Based on net asset value	13.98%	19.93%	(18.31)%	17.44%	14.35%
Ratios to Average Net Assets(e)
Total expenses	0.41%	0.41%	0.41%	0.41%	0.41%
Total expenses after fees waived and/or reimbursed	0.36%	0.36%	0.35%	0.35%	0.35%
Net investment income	1.87%	2.11%	1.68%	1.81%	1.62%
Supplemental Data
Net assets, end of year (000)	$79,259	$115,975	$102,379	$121,865	$129,106
Portfolio turnover rate	18%(f)	6%(f)	16%(f)	7%(f)	7%(g)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(g)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2045 Fund (continued)
	Investor P
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$19.76	$16.81	$20.95	$18.22	$16.20
Net investment income(a)	0.46	0.40	0.31	0.40	0.28
Net realized and unrealized gain (loss)	2.31	2.94	(4.15)	2.77	2.01
Net increase (decrease) from investment operations	2.77	3.34	(3.84)	3.17	2.29
Distributions(b)
From net investment income	(0.45)	(0.39)	(0.30)	(0.38)	(0.26)
From net realized gain	—	—	(0.00)(c)	(0.06)	(0.01)
Total distributions	(0.45)	(0.39)	(0.30)	(0.44)	(0.27)
Net asset value, end of year	$22.08	$19.76	$16.81	$20.95	$18.22
Total Return(d)
Based on net asset value	13.98%	20.00%	(18.33)%	17.44%	14.34%
Ratios to Average Net Assets(e)
Total expenses	0.41%	0.41%	0.41%	0.41%	0.41%
Total expenses after fees waived and/or reimbursed	0.36%	0.36%	0.35%	0.35%	0.35%
Net investment income	2.12%	2.19%	1.75%	1.98%	1.75%
Supplemental Data
Net assets, end of year (000)	$31,232	$23,549	$14,413	$12,722	$8,154
Portfolio turnover rate	18%(f)	6%(f)	16%(f)	7%(f)	7%(g)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(g)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2045 Fund (continued)
	Class K
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$19.86	$16.90	$21.05	$18.30	$16.27
Net investment income(a)	0.52	0.45	0.36	0.45	0.31
Net realized and unrealized gain (loss)	2.34	2.95	(4.16)	2.80	2.03
Net increase (decrease) from investment operations	2.86	3.40	(3.80)	3.25	2.34
Distributions(b)
From net investment income	(0.51)	(0.44)	(0.35)	(0.44)	(0.30)
From net realized gain	—	—	(0.00)(c)	(0.06)	(0.01)
Total distributions	(0.51)	(0.44)	(0.35)	(0.50)	(0.31)
Net asset value, end of year	$22.21	$19.86	$16.90	$21.05	$18.30
Total Return(d)
Based on net asset value	14.36%	20.29%	(18.05)%	17.81%	14.64%
Ratios to Average Net Assets(e)
Total expenses	0.11%	0.11%	0.11%	0.11%	0.11%
Total expenses after fees waived and/or reimbursed	0.06%	0.06%	0.05%	0.05%	0.05%
Net investment income	2.40%	2.44%	1.99%	2.24%	1.96%
Supplemental Data
Net assets, end of year (000)	$8,679,973	$7,152,354	$5,170,776	$5,476,173	$3,948,559
Portfolio turnover rate	18%(f)	6%(f)	16%(f)	7%(f)	7%(g)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(g)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2050 Fund
	Institutional
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$20.59	$17.36	$21.69	$18.68	$16.55
Net investment income(a)	0.50	0.43	0.34	0.44	0.30
Net realized and unrealized gain (loss)	2.72	3.23	(4.32)	3.04	2.13
Net increase (decrease) from investment operations	3.22	3.66	(3.98)	3.48	2.43
Distributions(b)
From net investment income	(0.50)	(0.43)	(0.32)	(0.43)	(0.29)
From net realized gain	(0.07)	—	(0.03)	(0.04)	(0.01)
Total distributions	(0.57)	(0.43)	(0.35)	(0.47)	(0.30)
Net asset value, end of year	$23.24	$20.59	$17.36	$21.69	$18.68
Total Return(c)
Based on net asset value	15.59%	21.23%	(18.32)%	18.69%	14.98%
Ratios to Average Net Assets(d)
Total expenses	0.16%	0.16%	0.16%	0.16%	0.16%
Total expenses after fees waived and/or reimbursed	0.11%	0.11%	0.10%	0.10%	0.10%
Net investment income	2.20%	2.28%	1.82%	2.14%	1.88%
Supplemental Data
Net assets, end of year (000)	$194,422	$174,129	$132,970	$161,630	$132,633
Portfolio turnover rate	16%(e)	5%(e)	11%(e)	6%(e)	6%(f)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2050 Fund (continued)
	Investor A
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$20.54	$17.31	$21.63	$18.63	$16.51
Net investment income(a)	0.41	0.38	0.29	0.37	0.26
Net realized and unrealized gain (loss)	2.74	3.23	(4.30)	3.04	2.12
Net increase (decrease) from investment operations	3.15	3.61	(4.01)	3.41	2.38
Distributions(b)
From net investment income	(0.43)	(0.38)	(0.28)	(0.37)	(0.25)
From net realized gain	(0.07)	—	(0.03)	(0.04)	(0.01)
Total distributions	(0.50)	(0.38)	(0.31)	(0.41)	(0.26)
Net asset value, end of year	$23.19	$20.54	$17.31	$21.63	$18.63
Total Return(c)
Based on net asset value	15.30%	21.00%	(18.54)%	18.38%	14.67%
Ratios to Average Net Assets(d)
Total expenses	0.41%	0.41%	0.41%	0.41%	0.41%
Total expenses after fees waived and/or reimbursed	0.36%	0.36%	0.35%	0.35%	0.35%
Net investment income	1.81%	2.02%	1.56%	1.81%	1.62%
Supplemental Data
Net assets, end of year (000)	$94,463	$117,251	$102,124	$119,705	$112,240
Portfolio turnover rate	16%(e)	5%(e)	11%(e)	6%(e)	6%(f)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2050 Fund (continued)
	Investor P
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$20.52	$17.30	$21.61	$18.62	$16.50
Net investment income(a)	0.44	0.38	0.29	0.38	0.26
Net realized and unrealized gain (loss)	2.70	3.22	(4.29)	3.02	2.12
Net increase (decrease) from investment operations	3.14	3.60	(4.00)	3.40	2.38
Distributions(b)
From net investment income	(0.44)	(0.38)	(0.28)	(0.37)	(0.25)
From net realized gain	(0.07)	—	(0.03)	(0.04)	(0.01)
Total distributions	(0.51)	(0.38)	(0.31)	(0.41)	(0.26)
Net asset value, end of year	$23.15	$20.52	$17.30	$21.61	$18.62
Total Return(c)
Based on net asset value	15.27%	20.95%	(18.51)%	18.35%	14.67%
Ratios to Average Net Assets(d)
Total expenses	0.41%	0.41%	0.41%	0.41%	0.41%
Total expenses after fees waived and/or reimbursed	0.36%	0.36%	0.35%	0.35%	0.35%
Net investment income	1.96%	2.02%	1.55%	1.87%	1.62%
Supplemental Data
Net assets, end of year (000)	$618,190	$557,747	$470,795	$592,827	$522,176
Portfolio turnover rate	16%(e)	5%(e)	11%(e)	6%(e)	6%(f)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2050 Fund (continued)
	Class K
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$20.59	$17.35	$21.69	$18.68	$16.55
Net investment income(a)	0.52	0.45	0.35	0.46	0.31
Net realized and unrealized gain (loss)	2.71	3.23	(4.33)	3.03	2.13
Net increase (decrease) from investment operations	3.23	3.68	(3.98)	3.49	2.44
Distributions(b)
From net investment income	(0.51)	(0.44)	(0.33)	(0.44)	(0.30)
From net realized gain	(0.07)	—	(0.03)	(0.04)	(0.01)
Total distributions	(0.58)	(0.44)	(0.36)	(0.48)	(0.31)
Net asset value, end of year	$23.24	$20.59	$17.35	$21.69	$18.68
Total Return(c)
Based on net asset value	15.65%	21.36%	(18.33)%	18.75%	15.04%
Ratios to Average Net Assets(d)
Total expenses	0.11%	0.11%	0.11%	0.11%	0.11%
Total expenses after fees waived and/or reimbursed	0.06%	0.06%	0.05%	0.05%	0.05%
Net investment income	2.28%	2.35%	1.88%	2.23%	1.97%
Supplemental Data
Net assets, end of year (000)	$8,488,530	$6,946,353	$4,892,212	$4,988,085	$3,567,402
Portfolio turnover rate	16%(e)	5%(e)	11%(e)	6%(e)	6%(f)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2055 Fund
	Institutional
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$21.19	$17.80	$22.24	$19.12	$16.93
Net investment income(a)	0.50	0.44	0.34	0.46	0.31
Net realized and unrealized gain (loss)	2.94	3.38	(4.43)	3.11	2.19
Net increase (decrease) from investment operations	3.44	3.82	(4.09)	3.57	2.50
Distributions(b)
From net investment income	(0.49)	(0.43)	(0.33)	(0.43)	(0.30)
From net realized gain	(0.07)	—	(0.02)	(0.02)	(0.01)
Total distributions	(0.56)	(0.43)	(0.35)	(0.45)	(0.31)
Net asset value, end of year	$24.07	$21.19	$17.80	$22.24	$19.12
Total Return(c)
Based on net asset value	16.18%	21.61%	(18.38)%	18.76%	15.03%
Ratios to Average Net Assets(d)
Total expenses	0.16%	0.16%	0.16%	0.16%	0.16%
Total expenses after fees waived and/or reimbursed	0.11%	0.11%	0.10%	0.10%	0.09%
Net investment income	2.13%	2.25%	1.79%	2.15%	1.89%
Supplemental Data
Net assets, end of year (000)	$166,215	$144,447	$111,511	$114,774	$89,290
Portfolio turnover rate	13%(e)	4%(e)	10%(e)	6%(e)	6%(f)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2055 Fund (continued)
	Investor A
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$21.14	$17.76	$22.19	$19.07	$16.89
Net investment income(a)	0.40	0.39	0.29	0.38	0.26
Net realized and unrealized gain (loss)	2.97	3.37	(4.42)	3.14	2.19
Net increase (decrease) from investment operations	3.37	3.76	(4.13)	3.52	2.45
Distributions(b)
From net investment income	(0.42)	(0.38)	(0.28)	(0.38)	(0.26)
From net realized gain	(0.07)	—	(0.02)	(0.02)	(0.01)
Total distributions	(0.49)	(0.38)	(0.30)	(0.40)	(0.27)
Net asset value, end of year	$24.02	$21.14	$17.76	$22.19	$19.07
Total Return(c)
Based on net asset value	15.90%	21.31%	(18.59)%	18.51%	14.72%
Ratios to Average Net Assets(d)
Total expenses	0.41%	0.41%	0.41%	0.41%	0.41%
Total expenses after fees waived and/or reimbursed	0.36%	0.36%	0.35%	0.35%	0.34%
Net investment income	1.74%	1.98%	1.53%	1.82%	1.61%
Supplemental Data
Net assets, end of year (000)	$71,246	$85,659	$72,842	$84,965	$78,100
Portfolio turnover rate	13%(e)	4%(e)	10%(e)	6%(e)	6%(f)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2055 Fund (continued)
	Investor P
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$21.10	$17.74	$22.16	$19.05	$16.88
Net investment income(a)	0.45	0.39	0.29	0.42	0.28
Net realized and unrealized gain (loss)	2.92	3.36	(4.41)	3.09	2.16
Net increase (decrease) from investment operations	3.37	3.75	(4.12)	3.51	2.44
Distributions(b)
From net investment income	(0.44)	(0.39)	(0.28)	(0.38)	(0.26)
From net realized gain	(0.07)	—	(0.02)	(0.02)	(0.01)
Total distributions	(0.51)	(0.39)	(0.30)	(0.40)	(0.27)
Net asset value, end of year	$23.96	$21.10	$17.74	$22.16	$19.05
Total Return(c)
Based on net asset value	15.93%	21.23%	(18.55)%	18.50%	14.69%
Ratios to Average Net Assets(d)
Total expenses	0.41%	0.41%	0.41%	0.41%	0.42%
Total expenses after fees waived and/or reimbursed	0.36%	0.36%	0.35%	0.35%	0.34%
Net investment income	1.95%	2.01%	1.56%	1.97%	1.74%
Supplemental Data
Net assets, end of year (000)	$17,151	$11,623	$7,427	$6,407	$3,826
Portfolio turnover rate	13%(e)	4%(e)	10%(e)	6%(e)	6%(f)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2055 Fund (continued)
	Class K
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$21.19	$17.81	$22.25	$19.12	$16.94
Net investment income(a)	0.52	0.45	0.35	0.48	0.32
Net realized and unrealized gain (loss)	2.95	3.37	(4.44)	3.11	2.18
Net increase (decrease) from investment operations	3.47	3.82	(4.09)	3.59	2.50
Distributions(b)
From net investment income	(0.51)	(0.44)	(0.33)	(0.44)	(0.31)
From net realized gain	(0.07)	—	(0.02)	(0.02)	(0.01)
Total distributions	(0.58)	(0.44)	(0.35)	(0.46)	(0.32)
Net asset value, end of year	$24.08	$21.19	$17.81	$22.25	$19.12
Total Return(c)
Based on net asset value	16.29%	21.60%	(18.33)%	18.87%	15.02%
Ratios to Average Net Assets(d)
Total expenses	0.11%	0.11%	0.11%	0.11%	0.11%
Total expenses after fees waived and/or reimbursed	0.06%	0.06%	0.05%	0.05%	0.04%
Net investment income	2.21%	2.32%	1.85%	2.24%	1.98%
Supplemental Data
Net assets, end of year (000)	$5,986,465	$4,741,826	$3,178,027	$3,128,153	$2,124,200
Portfolio turnover rate	13%(e)	4%(e)	10%(e)	6%(e)	6%(f)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2060 Fund
	Institutional
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$18.91	$15.88	$19.82	$17.02	$15.06
Net investment income(a)	0.45	0.40	0.31	0.42	0.29
Net realized and unrealized gain (loss)	2.63	3.01	(3.96)	2.77	1.93
Net increase (decrease) from investment operations	3.08	3.41	(3.65)	3.19	2.22
Distributions from net investment income(b)	(0.43)	(0.38)	(0.29)	(0.39)	(0.26)
Net asset value, end of year	$21.56	$18.91	$15.88	$19.82	$17.02
Total Return(c)
Based on net asset value	16.24%	21.61%	(18.42)%	18.81%	15.02%
Ratios to Average Net Assets(d)
Total expenses	0.16%	0.16%	0.16%	0.16%	0.18%
Total expenses after fees waived and/or reimbursed	0.11%	0.11%	0.10%	0.10%	0.09%
Net investment income	2.16%	2.28%	1.81%	2.23%	1.96%
Supplemental Data
Net assets, end of year (000)	$76,560	$58,804	$37,045	$38,667	$22,343
Portfolio turnover rate	12%(e)	3%(e)	9%(e)	6%(e)	6%(f)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2060 Fund (continued)
	Investor A
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$18.87	$15.85	$19.77	$16.98	$15.03
Net investment income(a)	0.36	0.35	0.25	0.35	0.25
Net realized and unrealized gain (loss)	2.65	3.01	(3.93)	2.78	1.93
Net increase (decrease) from investment operations	3.01	3.36	(3.68)	3.13	2.18
Distributions from net investment income(b)	(0.36)	(0.34)	(0.24)	(0.34)	(0.23)
Net asset value, end of year	$21.52	$18.87	$15.85	$19.77	$16.98
Total Return(c)
Based on net asset value	15.94%	21.30%	(18.58)%	18.50%	14.71%
Ratios to Average Net Assets(d)
Total expenses	0.41%	0.41%	0.41%	0.41%	0.44%
Total expenses after fees waived and/or reimbursed	0.36%	0.36%	0.35%	0.35%	0.34%
Net investment income	1.74%	2.02%	1.50%	1.88%	1.71%
Supplemental Data
Net assets, end of year (000)	$23,584	$27,943	$18,405	$20,045	$14,564
Portfolio turnover rate	12%(e)	3%(e)	9%(e)	6%(e)	6%(f)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2060 Fund (continued)
	Investor P
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$18.85	$15.84	$19.76	$16.97	$15.03
Net investment income(a)	0.40	0.35	0.26	0.38	0.25
Net realized and unrealized gain (loss)	2.61	3.00	(3.93)	2.75	1.92
Net increase (decrease) from investment operations	3.01	3.35	(3.67)	3.13	2.17
Distributions from net investment income(b)	(0.38)	(0.34)	(0.25)	(0.34)	(0.23)
Net asset value, end of year	$21.48	$18.85	$15.84	$19.76	$16.97
Total Return(c)
Based on net asset value	15.94%	21.26%	(18.57)%	18.53%	14.65%
Ratios to Average Net Assets(d)
Total expenses	0.41%	0.41%	0.41%	0.41%	0.44%
Total expenses after fees waived and/or reimbursed	0.36%	0.36%	0.35%	0.35%	0.34%
Net investment income	1.95%	2.04%	1.57%	1.99%	1.74%
Supplemental Data
Net assets, end of year (000)	$22,498	$15,926	$9,663	$7,993	$4,675
Portfolio turnover rate	12%(e)	3%(e)	9%(e)	6%(e)	6%(f)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2060 Fund (continued)
	Class K
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$18.92	$15.89	$19.82	$17.03	$15.07
Net investment income(a)	0.47	0.41	0.31	0.43	0.29
Net realized and unrealized gain (loss)	2.62	3.01	(3.94)	2.76	1.94
Net increase (decrease) from investment operations	3.09	3.42	(3.63)	3.19	2.23
Distributions from net investment income(b)	(0.44)	(0.39)	(0.30)	(0.40)	(0.27)
Net asset value, end of year	$21.57	$18.92	$15.89	$19.82	$17.03
Total Return(c)
Based on net asset value	16.29%	21.66%	(18.32)%	18.80%	15.06%
Ratios to Average Net Assets(d)
Total expenses	0.11%	0.11%	0.11%	0.11%	0.13%
Total expenses after fees waived and/or reimbursed	0.06%	0.06%	0.05%	0.05%	0.04%
Net investment income	2.23%	2.35%	1.87%	2.28%	2.02%
Supplemental Data
Net assets, end of year (000)	$3,520,153	$2,562,424	$1,524,706	$1,283,329	$769,397
Portfolio turnover rate	12%(e)	3%(e)	9%(e)	6%(e)	6%(f)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2065 Fund
	Institutional
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$13.29	$11.16	$13.90	$11.92	$10.48
Net investment income(a)	0.33	0.29	0.22	0.33	0.23
Net realized and unrealized gain (loss)	1.83	2.10	(2.77)	1.90	1.36
Net increase (decrease) from investment operations	2.16	2.39	(2.55)	2.23	1.59
Distributions from net investment income(b)	(0.28)	(0.26)	(0.19)	(0.25)	(0.15)
Net asset value, end of year	$15.17	$13.29	$11.16	$13.90	$11.92
Total Return(c)
Based on net asset value	16.22%	21.57%	(18.30)%	18.74%	15.43%
Ratios to Average Net Assets(d)
Total expenses	0.16%	0.17%	0.17%	0.21%	0.50%
Total expenses after fees waived and/or reimbursed	0.11%	0.11%	0.10%	0.09%	0.08%
Net investment income	2.26%	2.37%	1.89%	2.50%	2.23%
Supplemental Data
Net assets, end of year (000)	$36,228	$20,102	$10,487	$6,545	$1,360
Portfolio turnover rate	10%(e)	3%(e)	8%(e)	9%(e)	48%(f)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2065 Fund (continued)
	Investor A
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$13.28	$11.15	$13.90	$11.92	$10.48
Net investment income(a)	0.28	0.27	0.19	0.28	0.22
Net realized and unrealized gain (loss)	1.85	2.10	(2.77)	1.92	1.35
Net increase (decrease) from investment operations	2.13	2.37	(2.58)	2.20	1.57
Distributions from net investment income(b)	(0.25)	(0.24)	(0.17)	(0.22)	(0.13)
Net asset value, end of year	$15.16	$13.28	$11.15	$13.90	$11.92
Total Return(c)
Based on net asset value	15.97%	21.33%	(18.56)%	18.48%	15.14%
Ratios to Average Net Assets(d)
Total expenses	0.41%	0.42%	0.42%	0.46%	2.02%
Total expenses after fees waived and/or reimbursed	0.36%	0.36%	0.35%	0.34%	0.34%
Net investment income	1.93%	2.24%	1.61%	2.08%	2.10%
Supplemental Data
Net assets, end of year (000)	$4,090	$2,930	$1,068	$523	$123
Portfolio turnover rate	10%(e)	3%(e)	8%(e)	9%(e)	48%(f)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2065 Fund (continued)
	Investor P
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$13.27	$11.15	$13.89	$11.91	$10.48
Net investment income(a)	0.29	0.25	0.19	0.36	0.20
Net realized and unrealized gain (loss)	1.84	2.10	(2.76)	1.84	1.36
Net increase (decrease) from investment operations	2.13	2.35	(2.57)	2.20	1.56
Distributions from net investment income(b)	(0.25)	(0.23)	(0.17)	(0.22)	(0.13)
Net asset value, end of year	$15.15	$13.27	$11.15	$13.89	$11.91
Total Return(c)
Based on net asset value	16.01%	21.21%	(18.51)%	18.52%	15.12%
Ratios to Average Net Assets(d)
Total expenses	0.41%	0.42%	0.42%	0.46%	1.00%
Total expenses after fees waived and/or reimbursed	0.36%	0.36%	0.35%	0.34%	0.33%
Net investment income	1.99%	2.06%	1.61%	2.68%	1.86%
Supplemental Data
Net assets, end of year (000)	$11,706	$7,200	$4,283	$3,022	$532
Portfolio turnover rate	10%(e)	3%(e)	8%(e)	9%(e)	48%(f)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2065 Fund (continued)
	Class K
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$13.29	$11.16	$13.91	$11.92	$10.48
Net investment income(a)	0.34	0.30	0.22	0.36	0.24
Net realized and unrealized gain (loss)	1.84	2.10	(2.77)	1.88	1.36
Net increase (decrease) from investment operations	2.18	2.40	(2.55)	2.24	1.60
Distributions from net investment income(b)	(0.29)	(0.27)	(0.20)	(0.25)	(0.16)
Net asset value, end of year	$15.18	$13.29	$11.16	$13.91	$11.92
Total Return(c)
Based on net asset value	16.34%	21.62%	(18.32)%	18.87%	15.47%
Ratios to Average Net Assets(d)
Total expenses	0.11%	0.12%	0.12%	0.16%	0.79%
Total expenses after fees waived and/or reimbursed	0.06%	0.06%	0.05%	0.04%	0.03%
Net investment income	2.31%	2.44%	1.92%	2.67%	2.32%
Supplemental Data
Net assets, end of year (000)	$900,143	$519,925	$234,115	$123,833	$23,104
Portfolio turnover rate	10%(e)	3%(e)	8%(e)	9%(e)	48%(f)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout the period)

BlackRock LifePath® Index 2070 Fund
Institutional
Period from 09/24/24(a)
to 12/31/24
Net asset value, beginning of period	$10.00
Net investment income(b)	0.10
Net realized and unrealized loss	(0.18)
Net decrease from investment operations	(0.08)
Distributions from net investment income(c)	(0.09)
Net asset value, end of period	$9.83
Total Return(d)
Based on net asset value	(0.77)%(e)
Ratios to Average Net Assets(f)
Total expenses	3.28%(g)(h)
Total expenses after fees waived and/or reimbursed	0.12%(g)
Net investment income	3.53%(g)
Supplemental Data
Net assets, end of period (000)	$98
Portfolio turnover rate	8%(i)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 8.86%.
(i)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout the period)

BlackRock LifePath® Index 2070 Fund (continued)
Investor A
Period from 09/24/24(a)
to 12/31/24
Net asset value, beginning of period	$10.00
Net investment income(b)	0.09
Net realized and unrealized loss	(0.17)
Net decrease from investment operations	(0.08)
Distributions from net investment income(c)	(0.09)
Net asset value, end of period	$9.83
Total Return(d)
Based on net asset value	(0.84)%(e)
Ratios to Average Net Assets(f)
Total expenses	3.53%(g)(h)
Total expenses after fees waived and/or reimbursed	0.38%(g)
Net investment income	3.26%(g)
Supplemental Data
Net assets, end of period (000)	$98
Portfolio turnover rate	8%(i)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 9.10%.
(i)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout the period)

BlackRock LifePath® Index 2070 Fund (continued)
Investor P
Period from 09/24/24(a)
to 12/31/24
Net asset value, beginning of period	$10.00
Net investment income(b)	0.09
Net realized and unrealized loss	(0.17)
Net decrease from investment operations	(0.08)
Distributions from net investment income(c)	(0.09)
Net asset value, end of period	$9.83
Total Return(d)
Based on net asset value	(0.84)%(e)
Ratios to Average Net Assets(f)
Total expenses	3.53%(g)(h)
Total expenses after fees waived and/or reimbursed	0.38%(g)
Net investment income	3.27%(g)
Supplemental Data
Net assets, end of period (000)	$98
Portfolio turnover rate	8%(i)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 9.10%.
(i)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout the period)

BlackRock LifePath® Index 2070 Fund (continued)
Class K
Period from 09/24/24(a)
to 12/31/24
Net asset value, beginning of period	$10.00
Net investment income(b)	0.10
Net realized and unrealized loss	(0.17)
Net decrease from investment operations	(0.07)
Distributions from net investment income(c)	(0.10)
Net asset value, end of period	$9.83
Total Return(d)
Based on net asset value	(0.76)%(e)
Ratios to Average Net Assets(f)
Total expenses	3.23%(g)(h)
Total expenses after fees waived and/or reimbursed	0.08%(g)
Net investment income	3.57%(g)
Supplemental Data
Net assets, end of period (000)	$848
Portfolio turnover rate	8%(i)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 8.80%.
(i)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements

1.
ORGANIZATION
BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is organized as a Delaware statutory trust.  The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Fund Name	Herein Referred To As	Diversification Classification
BlackRock LifePath® Index Retirement Fund	LifePath Index Retirement Fund	Diversified
BlackRock LifePath® Index 2030 Fund	LifePath Index 2030 Fund	Diversified
BlackRock LifePath® Index 2035 Fund	LifePath Index 2035 Fund	Diversified
BlackRock LifePath® Index 2040 Fund	LifePath Index 2040 Fund	Diversified
BlackRock LifePath® Index 2045 Fund	LifePath Index 2045 Fund	Diversified
BlackRock LifePath® Index 2050 Fund	LifePath Index 2050 Fund	Diversified
BlackRock LifePath® Index 2055 Fund	LifePath Index 2055 Fund	Diversified
BlackRock LifePath® Index 2060 Fund	LifePath Index 2060 Fund	Diversified
BlackRock LifePath® Index 2065 Fund	LifePath Index 2065 Fund	Diversified
BlackRock LifePath® Index 2070 Fund(a)	LifePath Index 2070 Fund	Diversified

(a)	BlackRock LifePath Index 2070 Fund commenced operations on September 24, 2024.
As of period end, the investment of LifePath Index Retirement Fund, LifePath Index 2030 Fund, LifePath Index 2035 Fund, LifePath Index 2040 Fund, LifePath Index 2045 Fund, LifePath Index 2050 Fund, LifePath Index 2055 Fund, LifePath Index 2060 Fund, LifePath Index 2065 Fund and LifePath Index 2070 Fund in Large Cap Index Master Portfolio represented 23.6%, 31.5%, 38.0%, 44.2%, 50.2%, 55.9%, 58.6%, 58.9%, 59.0% and 59.8%, respectively, of net assets. As such, financial statements of Large Cap Index Master Portfolio, including the Schedules of Investments, should be read in conjunction with each respective Fund’s financial statements. Large Cap Index Master Portfolio’s financial statements are available, without charge, on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at sec.gov.
The Funds will generally invest in other registered investment companies (each, an “Underlying Fund” and collectively, the “Underlying Funds”) that are managed by subsidiaries of BlackRock, Inc. (“BlackRock”) and its affiliates, which are affiliates of the Funds. The Funds may also invest in other master portfolios (“Underlying Master Portfolios”) that are managed by subsidiaries of BlackRock.
The value of a Fund’s investment in Large Cap Index Master Portfolio and Master Small Cap Index Series reflects that Fund’s proportionate interest in the net assets of that master portfolio. As of period end, the Funds held interests in Underlying Master Portfolios as follows:
Fund Name	Large Cap Index Master Portfolio	Master Small Cap Index Series
LifePath Index Retirement Fund	9.2%	1.6%
LifePath Index 2030 Fund	11.6	2.1
LifePath Index 2035 Fund	11.2	3.4
LifePath Index 2040 Fund	16.4	6.0
LifePath Index 2045 Fund	13.1	6.1
LifePath Index 2050 Fund	15.3	7.8
LifePath Index 2055 Fund	10.7	5.8
LifePath Index 2060 Fund	6.3	3.4
LifePath Index 2065 Fund	1.6	0.9
LifePath Index 2070 Fund	— (a)	— (a)

(a)	Amount is less than 0.1%.
Each Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares.  Institutional and Class K Shares are sold only to certain eligible investors.  Investor A and Investor P Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries.  Investor P Shares are only available through registered representatives of an insurance company’s broker-dealer that has entered into an agreement with the Fund’s distributor to offer such shares.  Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Investor A and Class K Shares	No	No	None
Investor P Shares	Yes	No(a)	None

(a)	Investor P Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
The Funds, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
Reorganization: The Board of LifePath Index Retirement Fund (the “Acquiring Fund”) and the Board of BlackRock LifePath Index 2025 Fund (the “Target Fund”) approved the reorganization of the Target Fund into the Acquiring Fund. As a result, the Acquiring Fund acquired substantially all of the assets and assumed substantially all of the liabilities of the Target Fund in exchange for an equal aggregate value of newly-issued shares of the Acquiring Fund.
Notes to Financial Statements

Notes to Financial Statements  (continued)

Each shareholder of the Target Fund received shares of the Acquiring Fund in an amount equal to the aggregate net asset value (“NAV”) of such shareholder’s Target Fund shares, as determined at the close of business on October 4, 2024, less the costs of the Target Fund’s reorganization.
The reorganization was accomplished by a tax-free exchange of shares of the Acquiring Fund in the following amounts and at the following conversion ratios:
Target Fund’s Share Class	Shares Prior to Reorganization	Conversion Ratio	Acquiring Fund’s Share Class	Shares of the Acquiring Fund
Institutional	9,361,734	1.12317897	Institutional	10,514,903
Investor A	3,544,496	1.12377052	InvestorA	3,983,200
Investor P	6,518,045	1.12117600	InvestorP	7,307,876
Class K	380,811,918	1.12421995	ClassK	428,116,355
The Target Fund’s net assets and composition of net assets on October 4, 2024, the valuation date of the reorganization, were as follows:
Target Fund
Net assets	$6,351,755,945
Paid-in-capital	4,912,478,254
Accumulated earnings	1,439,277,691
For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value. However, the cost basis of the investments received from the Target Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
The net assets of the Acquiring Fund before the reorganization were $7,782,437,470. The aggregate net assets of the Acquiring Fund immediately after the reorganization amounted to $14,134,193,415. The Target Fund’s fair value and cost of financial instruments prior to the reorganization were as follows:
Target Fund	Fair Value of Investments	Cost of Investments
LifePath Index 2025 Fund	$ 6,392,699,735	$ 5,078,814,692
The purpose of these transactions was to combine two funds managed by the Manager with substantially similar (but not identical) investment objectives and strategies and identical investment policies, risks and restrictions. The reorganization was a tax-free event and was effective on October 7, 2024.
Assuming the reorganization had been completed on January 1, 2024, the beginning of the fiscal reporting period of the Acquiring Fund, the pro forma results of operations for the year ended December 31, 2024, were as follows:
• Net investment income (loss): $431,720,624
• Net realized and change in unrealized gain/loss on investments: $581,797,217
• Net increase/decrease in net assets resulting from operations: $1,013,517,841
Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included in the Acquiring Fund’s Statements of Operations since October 7, 2024.
Reorganization costs incurred by LifePath Index Retirement Fund in connection with the reorganization were expensed by LifePath Index Retirement Fund. The Manager reimbursed the Fund $290,000, which is included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Each Fund records daily its proportionate share of the Large Cap Index Master Portfolio and Master Small Cap Index Series income, expenses and realized and unrealized gains and losses.

2024 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions:  Distributions paid by the Funds are recorded on the ex-dividend dates.  Distributions from net investment income are declared and paid annually.  Distributions of capital gains are recorded on the ex-dividend dates and made at least annually.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since the Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of each Fund (the “Board”) has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
•Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
•The Funds record their proportionate investment in the Underlying Master Portfolios at fair value, which is based upon their pro rata ownership in the net assets of the Underlying Master Portfolios.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Notes to Financial Statements

Notes to Financial Statements  (continued)

•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of  December 31, 2024, certain investments of the Funds were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4.
SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statements of Assets and Liabilities as a component of investments at value – affiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Funds’ securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
LifePath Index Retirement Fund
BNP Paribas SA	$ 482,822	$ (482,822)	$ —	$ —
Goldman Sachs & Co. LLC	175,869,150	(175,869,150)	—	—
J.P. Morgan Securities LLC	9,849,781	(9,849,781)	—	—
Morgan Stanley	1,277,620	(1,277,620)	—	—
RBC Capital Markets LLC	13,360,280	(13,360,280)	—	—
	$ 200,839,653	$ (200,839,653)	$ —	$ —
LifePath Index 2030 Fund
BNP Paribas SA	$ 211,648	$ (211,648)	$ —	$ —
BofA Securities, Inc.	183,538,500	(183,538,500)	—	—
Scotia Capital (USA), Inc.	130,780	(130,780)	—	—
	$ 183,880,928	$ (183,880,928)	$ —	$ —
LifePath Index 2035 Fund
J.P. Morgan Securities LLC	$ 2,545,549	$ (2,545,549)	$ —	$ —
RBC Capital Markets LLC	601,105	(601,105)	—	—
UBS AG	5,227	(5,227)	—	—
Virtu Americas LLC	50,300	(50,300)	—	—
	$ 3,202,181	$ (3,202,181)	$ —	$ —

2024 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
LifePath Index 2040 Fund
BMO Capital Markets Corp.	$ 1,086,480	$ (1,086,480)	$ —	$ —
BofA Securities, Inc.	30,272,278	(30,272,278)	—	—
J.P. Morgan Securities LLC	6,397,848	(6,397,848)	—	—
Morgan Stanley	16,343,220	(16,343,220)	—	—
RBC Capital Markets LLC	90,540	(90,540)	—	—
Scotia Capital (USA), Inc.	90,540	(90,540)	—	—
UBS AG	424,465	(424,465)	—	—
	$ 54,705,371	$ (54,705,371)	$ —	$ —
LifePath Index 2045 Fund
BMO Capital Markets Corp.	$ 6,089,455	$ (6,089,455)	$ —	$ —
BNP Paribas SA	26,135	(26,135)	—	—
BofA Securities, Inc.	76,517,366	(76,517,366)	—	—
J.P. Morgan Securities LLC	5,749,700	(5,749,700)	—	—
Morgan Stanley	41,206,279	(41,206,279)	—	—
Virtu Americas LLC	310,858	(310,858)	—	—
	$ 129,899,793	$ (129,899,793)	$ —	$ —
LifePath Index 2050 Fund
BofA Securities, Inc.	$ 1,706,412	$ (1,706,412)	$ —	$ —
Goldman Sachs & Co. LLC	143,484,116	(143,484,116)	—	—
RBC Capital Markets LLC	7,705,310	(7,705,310)	—	—
UBS AG	608,488	(608,488)	—	—
Virtu Americas LLC	105,824	(105,824)	—	—
	$ 153,610,150	$ (153,610,150)	$ —	$ —
LifePath Index 2055 Fund
RBC Capital Markets LLC	$ 27,540,696	$ (27,540,696)	$ —	$ —
LifePath Index 2060 Fund
Barclays Bank PLC	$ 959,030	$ (959,030)	$ —	$ —

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement with BFA, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to 0.05% of the average daily value of each Fund’s net assets.
Service Fees:  The Trust, on behalf of each Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at an annual rate of 0.25% based upon the average daily net assets of each Fund’s Investor A and Investor P Shares.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Funds. The ongoing service fee compensates BRIL and each broker-dealer for providing shareholder servicing related services to shareholders.
For the year ended December 31, 2024, the following table shows the class specific service fees borne directly by each share class of each Fund:
Fund Name	Investor A	Investor P	Total
LifePath Index Retirement Fund	$ 372,529	$ 4,688,183	$ 5,060,712
LifePath Index 2030 Fund	396,354	4,516,059	4,912,413
LifePath Index 2035 Fund	262,554	155,665	418,219
LifePath Index 2040 Fund	333,433	4,132,620	4,466,053
LifePath Index 2045 Fund	237,534	69,929	307,463
Notes to Financial Statements

Notes to Financial Statements  (continued)

Fund Name	Investor A	Investor P	Total
LifePath Index 2050 Fund	$ 263,121	$ 1,497,109	$ 1,760,230
LifePath Index 2055 Fund	194,797	36,769	231,566
LifePath Index 2060 Fund	66,332	49,074	115,406
LifePath Index 2065 Fund	8,822	24,157	32,979
LifePath Index 2070 Fund	68	67	135
Administration:  The Trust, on behalf of each Fund, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL” or the “Administrator”), to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Funds’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Funds. BAL may delegate certain of its administration duties to sub-administrators. BAL is entitled to receive for these administrative services an annual fee of 0.09% based on the average daily net assets of each Fund’s Institutional, Investor A and Investor P Shares and 0.04% of the average daily net assets of each Fund’s Class K Shares.
From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Funds and, accordingly, have a favorable impact on their performance.
For the year ended December 31, 2024, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Fund Name	Institutional	Investor A	Investor P	Class K	Total
LifePath Index Retirement Fund	$ 366,239	$ 134,110	$ 1,687,746	$ 2,581,162	$ 4,769,257
LifePath Index 2030 Fund	517,941	142,687	1,625,781	3,949,446	6,235,855
LifePath Index 2035 Fund	206,407	94,519	56,039	3,691,405	4,048,370
LifePath Index 2040 Fund	667,351	120,036	1,487,743	3,888,692	6,163,822
LifePath Index 2045 Fund	171,662	85,512	25,174	3,247,984	3,530,332
LifePath Index 2050 Fund	173,868	94,724	538,959	3,166,203	3,973,754
LifePath Index 2055 Fund	148,862	70,127	13,237	2,202,287	2,434,513
LifePath Index 2060 Fund	64,447	23,879	17,667	1,253,223	1,359,216
LifePath Index 2065 Fund	26,387	3,176	8,696	287,447	325,706
LifePath Index 2070 Fund	24	24	24	76	148
Transfer Agent:  Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.  For the year ended December 31, 2024, the Funds did not pay any amounts to affiliates in return for these services.
Other Fees:  For the year ended December 31, 2024, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor P Shares as follows:
Fund Name	Investor P
LifePath Index Retirement Fund	$ 79,410
LifePath Index 2030 Fund	107,634
LifePath Index 2035 Fund	17,092
LifePath Index 2040 Fund	112,363
LifePath Index 2045 Fund	9,073
LifePath Index 2050 Fund	55,329
LifePath Index 2055 Fund	6,991
LifePath Index 2060 Fund	7,470
LifePath Index 2065 Fund	5,840
For the year ended December 31, 2024, affiliates received CDSCs as follows:
Fund Name	Investor A	Investor P
LifePath Index Retirement Fund	$ —	$ 934
LifePath Index 2030 Fund	—	421
LifePath Index 2035 Fund	—	20
LifePath Index 2040 Fund	—	1
LifePath Index 2045 Fund	132	416
LifePath Index 2050 Fund	—	3
Expense Waivers and Reimbursements:  With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to BFA indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2025 (for each Fund other than LifePath Index 2070 Fund) or June 30, 2026 (for LifePath Index 2070 Fund). The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting

2024 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the year ended December 31, 2024, the amounts waived were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager
LifePath Index Retirement Fund	$ 11,698
LifePath Index 2030 Fund	15,560
LifePath Index 2035 Fund	17,542
LifePath Index 2040 Fund	19,772
LifePath Index 2045 Fund	15,172
LifePath Index 2050 Fund	15,389
LifePath Index 2055 Fund	10,330
LifePath Index 2060 Fund	6,579
LifePath Index 2065 Fund	1,875
The Manager and the Administrator have contractually agreed to reimburse each Fund for acquired fund fees and expenses up to a maximum amount equal to the combined investment advisory fee and administration fee of each share class through June 30, 2025 (for each Fund other than LifePath Index 2070 Fund) or June 30, 2026 (for LifePath Index 2070 Fund). The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the year ended December 31, 2024, the amounts waived were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager
LifePath Index Retirement Fund	$ 2,900,124
LifePath Index 2030 Fund	4,746,690
LifePath Index 2035 Fund	4,045,497
LifePath Index 2040 Fund	5,519,828
LifePath Index 2045 Fund	3,923,068
LifePath Index 2050 Fund	4,145,531
LifePath Index 2055 Fund	2,706,100
LifePath Index 2060 Fund	1,520,375
LifePath Index 2065 Fund	354,650
LifePath Index 2070 Fund	122
The fees and expenses of the Funds’ Independent Trustees, counsel to the Independent Trustees and the Funds’ independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Funds. Each of BAL and BFA has contractually agreed to reimburse the Funds or provide an offsetting credit for such independent expenses through June 30, 2034 (for each Fund other than LifePath Index 2070 Fund) or June 30, 2035 (for LifePath Index 2070 Fund). These amounts are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the year ended December 31, 2024, the amounts waived were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager
LifePath Index Retirement Fund	$ 77,299
LifePath Index 2030 Fund	132,394
LifePath Index 2035 Fund	109,990
LifePath Index 2040 Fund	131,767
LifePath Index 2045 Fund	100,573
LifePath Index 2050 Fund	103,803
LifePath Index 2055 Fund	78,565
LifePath Index 2060 Fund	57,540
LifePath Index 2065 Fund	36,858
LifePath Index 2070 Fund	23,417
Securities Lending:  The SEC has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Notes to Financial Statements

Notes to Financial Statements  (continued)

Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the year ended December 31, 2024, each Fund paid BTC the following amounts for securities lending agent services:
Fund Name	Amounts
LifePath Index Retirement Fund	$ 12,380
LifePath Index 2030 Fund	29,742
LifePath Index 2035 Fund	18,789
LifePath Index 2040 Fund	28,122
LifePath Index 2045 Fund	21,812
LifePath Index 2050 Fund	20,911
LifePath Index 2055 Fund	1,780
LifePath Index 2060 Fund	7,131
LifePath Index 2065 Fund	286
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2024, the Funds did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions:  Each Fund may invest its positive cash balances in certain money market funds managed by the Manager or an affiliate. The income earned on these temporary cash investments is shown as income-affiliated in the Statements of Operations.
The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended December 31, 2024, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
Fund Name	Purchases	Sales	Net Realized Gain (Loss)
LifePath Index Retirement Fund	$—	$27,390,388	$2,891,708
LifePath Index 2030 Fund	—	7,080,649	79,351
LifePath Index 2040 Fund	12,437,806	—	—
LifePath Index 2060 Fund	17,579,995	—	—
LifePath Index 2065 Fund	4,456,679	—	—
6.
 PURCHASES AND SALES
For the year ended December 31, 2024, purchases and sales of investments in the Underlying Funds and the Underlying Master Portfolios, excluding short-term securities, were as follows:
Fund Name	Purchases	Sales
LifePath Index Retirement Fund	$3,388,179,904	$3,856,130,889
LifePath Index 2030 Fund	3,230,033,624	3,230,092,027
LifePath Index 2035 Fund	2,478,432,700	1,919,578,882
LifePath Index 2040 Fund	2,869,732,092	2,548,058,961

2024 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

Fund Name	Purchases	Sales
LifePath Index 2045 Fund	$2,106,973,328	$1,497,517,749
LifePath Index 2050 Fund	1,920,324,783	1,377,226,215
LifePath Index 2055 Fund	1,303,711,546	765,385,382
LifePath Index 2060 Fund	957,203,074	380,375,975
LifePath Index 2065 Fund	389,010,865	76,015,123
LifePath Index 2070 Fund	1,209,373	86,862
7.
INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of December 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Funds’ NAV.
The tax character of distributions paid was as follows:
Fund Name	Year Ended 12/31/24	Year Ended 12/31/23
LifePath Index Retirement Fund
Ordinary income	$ 266,607,114	$ 194,178,189
Long-term capital gains	13,314,741	—
	$ 279,921,855	$ 194,178,189
LifePath Index 2030 Fund
Ordinary income	$ 342,438,386	$ 288,126,747
LifePath Index 2035 Fund
Ordinary income	$ 256,885,167	$ 202,528,544
LifePath Index 2040 Fund
Ordinary income	$ 320,111,245	$ 247,970,444
LifePath Index 2045 Fund
Ordinary income	$ 202,459,024	$ 157,493,058
LifePath Index 2050 Fund
Ordinary income	$ 214,078,245	$ 156,094,517
Long-term capital gains	14,396,350	—
	$ 228,474,595	$ 156,094,517
LifePath Index 2055 Fund
Ordinary income	$ 132,884,431	$ 96,440,682
Long-term capital gains	12,559,277	—
	$ 145,443,708	$ 96,440,682
LifePath Index 2060 Fund
Ordinary income	$ 72,661,598	$ 49,336,389
LifePath Index 2065 Fund
Ordinary income	$ 17,577,166	$ 9,483,756
LifePath Index 2070 Fund
Ordinary income	$ 9,427	$ —
Notes to Financial Statements

Notes to Financial Statements  (continued)

As of December 31, 2024, the tax components of accumulated earnings (loss) were as follows:
Fund Name	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Non-Expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Qualified Late-Year Ordinary Losses(c)	Total
LifePath Index Retirement Fund	$ 550,938	$ —	$ (18,971,977)	$ 2,796,761,734	$ (9,076,101)	$ 2,769,264,594
LifePath Index 2030 Fund	2,226,853	—	(23,664,159)	2,833,250,459	—	2,811,813,153
LifePath Index 2035 Fund	1,585,740	—	(24,520,293)	2,248,126,510	—	2,225,191,957
LifePath Index 2040 Fund	10,576,433	—	—	3,508,640,214	—	3,519,216,647
LifePath Index 2045 Fund	1,429,883	—	(5,045,014)	2,357,551,963	—	2,353,936,832
LifePath Index 2050 Fund	4,717,688	37,095	—	2,637,556,055	—	2,642,310,838
LifePath Index 2055 Fund	426,171	—	—	1,604,235,801	(240,653)	1,604,421,319
LifePath Index 2060 Fund	229,090	—	(3,013,312)	765,441,754	—	762,657,532
LifePath Index 2065 Fund	64,561	—	(13,678,963)	147,837,817	—	134,223,415
LifePath Index 2070 Fund	8	—	(8,110)	(8,945)	—	(17,047)

(a)	Subject to limitations, amounts available to offset future realized capital gains.
(b)	The difference between book-basis and tax-basis net unrealized gains was attributable primarily to tax deferral of losses on wash sales and the timing and recognition of partnership income.
(c)	The Fund has elected to defer these qualified late-year losses and recognize such losses in the next taxable year.
During the year ended December 31, 2024, the Funds listed below utilized the following amounts of their respective capital loss carryforward:
Fund Name	Utilized
LifePath Index Retirement Fund	$ 18,542,304
LifePath Index 2030 Fund	34,147,673
LifePath Index 2035 Fund	30,219,035
LifePath Index 2040 Fund	50,087,438
LifePath Index 2045 Fund	53,334,601
LifePath Index 2050 Fund	30,643,841
LifePath Index 2055 Fund	18,947,009
LifePath Index 2060 Fund	17,376,004
LifePath Index 2065 Fund	3,477,340
As of December 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
LifePath Index Retirement Fund	$ 10,869,483,569	$ 3,104,886,680	$ (316,291,939)	$ 2,788,594,741
LifePath Index 2030 Fund	9,978,369,188	3,104,930,321	(282,844,281)	2,822,086,040
LifePath Index 2035 Fund	7,846,061,783	2,409,484,023	(175,017,367)	2,234,466,656
LifePath Index 2040 Fund	9,271,070,877	3,670,478,616	(170,105,369)	3,500,373,247
LifePath Index 2045 Fund	6,758,379,623	2,427,401,789	(72,139,569)	2,355,262,220
LifePath Index 2050 Fund	6,915,379,119	2,667,329,747	(30,074,081)	2,637,255,666
LifePath Index 2055 Fund	4,664,889,789	1,612,605,570	(8,413,835)	1,604,191,735
LifePath Index 2060 Fund	2,877,648,383	769,638,698	(4,269,932)	765,368,766
LifePath Index 2065 Fund	804,329,227	148,880,877	(1,043,555)	147,837,322
LifePath Index 2070 Fund	1,115,207	20,890	(29,836)	(8,946)
8.
BANK BORROWINGS
The Trust, on behalf of each Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the year ended December 31, 2024, the Funds did not borrow under the credit agreement.

2024 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

9.
PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Year Ended 12/31/24		Year Ended 12/31/23
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Index Retirement Fund
Institutional
Shares sold	9,009,629	$ 126,433,859	3,593,886	$ 45,806,759
Shares issued in reinvestment of distributions	903,950	12,709,020	798,536	10,223,795
Shares issued in reorganization	10,514,903	148,540,016	—	—
Shares redeemed	(11,741,628)	(162,542,119)	(7,250,471)	(92,452,592)
	8,686,854	$ 125,140,776	(2,858,049)	$ (36,422,038)
Investor A
Shares sold	3,213,223	$ 44,744,709	1,935,874	$ 24,569,018
Shares issued in reinvestment of distributions	284,160	3,989,907	299,399	3,828,940
Shares issued in reorganization	3,983,200	56,209,239	—	—
Shares redeemed	(5,817,535)	(80,177,965)	(5,075,154)	(64,407,913)
	1,663,048	$ 24,765,890	(2,839,881)	$ (36,009,955)
Investor P
Shares sold	4,264,929	$ 58,343,310	4,472,481	$ 56,637,601
Shares issued in reinvestment of distributions	3,597,583	50,529,138	3,588,477	45,854,100
Shares issued in reorganization	7,307,876	103,005,769	—	—
Shares redeemed	(19,290,548)	(263,743,715)	(22,609,173)	(285,928,107)
	(4,120,160)	$ (51,865,498)	(14,548,215)	$ (183,436,406)
Notes to Financial Statements

Notes to Financial Statements  (continued)

	Year Ended 12/31/24		Year Ended 12/31/23
Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
LifePath Index Retirement Fund (continued)
Class K
Shares sold	134,002,075	$ 1,869,160,367	76,456,518	$ 969,874,080
Shares issued in reinvestment of distributions	15,159,146	212,372,996	10,475,396	134,045,376
Shares issued in reorganization	428,116,355	6,044,000,921	—	—
Shares redeemed	(170,680,812)	(2,355,801,084)	(90,199,922)	(1,140,990,152)
	406,596,764	$ 5,769,733,200	(3,268,008)	$ (37,070,696)
	412,826,506	$ 5,867,774,368	(23,514,153)	$ (292,939,095)

	Year Ended 12/31/24		Year Ended 12/31/23
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Index 2030 Fund
Institutional
Shares sold	10,151,842	$ 173,378,654	4,524,763	$ 68,914,528
Shares issued in reinvestment of distributions	888,641	15,318,322	904,928	13,988,352
Shares redeemed	(12,307,482)	(210,210,198)	(5,946,756)	(91,059,743)
	(1,266,999)	$ (21,513,222)	(517,065)	$ (8,156,863)
Investor A
Shares sold	3,160,571	$ 53,857,526	2,344,132	$ 35,633,205
Shares issued in reinvestment of distributions	199,973	3,449,028	272,895	4,219,197
Shares redeemed	(5,846,612)	(99,127,029)	(4,276,237)	(65,424,169)
	(2,486,068)	$ (41,820,475)	(1,659,210)	$ (25,571,767)
Investor P
Shares sold	4,460,112	$ 75,444,872	4,550,836	$ 68,966,535
Shares issued in reinvestment of distributions	2,534,444	43,662,248	2,621,949	40,526,492
Shares redeemed	(14,002,665)	(236,815,011)	(12,631,230)	(191,444,157)
	(7,008,109)	$ (117,707,891)	(5,458,445)	$ (81,951,130)
Class K
Shares sold	109,177,957	$ 1,849,581,720	119,698,908	$ 1,823,567,071
Shares issued in reinvestment of distributions	16,248,829	279,936,191	14,843,032	229,328,596
Shares redeemed	(113,587,062)	(1,926,289,309)	(89,072,733)	(1,354,069,546)
	11,839,724	$ 203,228,602	45,469,207	$ 698,826,121
	1,078,548	$ 22,187,014	37,834,487	$ 583,146,361

	Year Ended 12/31/24		Year Ended 12/31/23
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Index 2035 Fund
Institutional
Shares sold	2,575,077	$ 47,286,056	3,310,253	$ 54,068,654
Shares issued in reinvestment of distributions	292,784	5,594,259	302,321	5,060,245
Shares redeemed	(2,956,582)	(55,768,229)	(3,021,852)	(49,926,404)
	(88,721)	$ (2,887,914)	590,722	$ 9,202,495
Investor A
Shares sold	1,355,705	$ 24,924,801	1,457,962	$ 23,828,977
Shares issued in reinvestment of distributions	96,959	1,849,635	166,817	2,787,538
Shares redeemed	(4,255,852)	(78,540,681)	(2,098,152)	(34,334,597)
	(2,803,188)	$ (51,766,245)	(473,373)	$ (7,718,082)
Investor P
Shares sold	966,077	$ 17,802,240	831,859	$ 13,521,688
Shares issued in reinvestment of distributions	83,180	1,581,024	66,359	1,107,224
Shares redeemed	(385,091)	(7,110,828)	(569,752)	(9,317,251)
	664,166	$ 12,272,436	328,466	$ 5,311,661

2024 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

	Year Ended 12/31/24		Year Ended 12/31/23
Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
LifePath Index 2035 Fund (continued)
Class K
Shares sold	102,942,372	$ 1,913,516,235	108,784,884	$ 1,784,933,880
Shares issued in reinvestment of distributions	12,981,481	247,783,458	11,566,640	193,519,098
Shares redeemed	(82,687,611)	(1,540,867,978)	(60,244,577)	(983,471,308)
	33,236,242	$ 620,431,715	60,106,947	$ 994,981,670
	31,008,499	$ 578,049,992	60,552,762	$ 1,001,777,744

	Year Ended 12/31/24		Year Ended 12/31/23
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Index 2040 Fund
Institutional
Shares sold	6,686,855	$ 134,517,240	4,862,690	$ 84,258,270
Shares issued in reinvestment of distributions	890,713	18,460,463	899,014	15,996,190
Shares redeemed	(9,247,122)	(186,012,652)	(4,572,993)	(79,752,144)
	(1,669,554)	$ (33,034,949)	1,188,711	$ 20,502,316
Investor A
Shares sold	2,232,996	$ 44,787,901	1,889,229	$ 32,606,768
Shares issued in reinvestment of distributions	130,494	2,699,282	178,319	3,169,460
Shares redeemed	(4,324,651)	(86,448,736)	(2,776,310)	(48,393,513)
	(1,961,161)	$ (38,961,553)	(708,762)	$ (12,617,285)
Investor P
Shares sold	3,615,241	$ 72,097,649	3,953,121	$ 68,183,320
Shares issued in reinvestment of distributions	1,834,273	37,887,038	1,832,361	32,545,427
Shares redeemed	(8,619,707)	(172,238,169)	(8,604,068)	(148,259,925)
	(3,170,193)	$ (62,253,482)	(2,818,586)	$ (47,531,178)
Class K
Shares sold	90,265,267	$ 1,802,624,835	98,973,568	$ 1,719,084,057
Shares issued in reinvestment of distributions	12,597,040	260,959,265	11,025,421	196,199,501
Shares redeemed	(78,391,963)	(1,574,750,683)	(52,756,920)	(913,444,813)
	24,470,344	$ 488,833,417	57,242,069	$ 1,001,838,745
	17,669,436	$ 354,583,433	54,903,432	$ 962,192,598

	Year Ended 12/31/24		Year Ended 12/31/23
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Index 2045 Fund
Institutional
Shares sold	1,863,806	$ 39,682,554	2,626,659	$ 47,822,547
Shares issued in reinvestment of distributions	185,814	4,187,092	205,207	3,883,846
Shares redeemed	(2,090,767)	(45,826,216)	(2,855,628)	(52,855,798)
	(41,147)	$ (1,956,570)	(23,762)	$ (1,149,405)
Investor A
Shares sold	1,160,043	$ 24,878,292	1,350,124	$ 24,634,820
Shares issued in reinvestment of distributions	65,999	1,485,167	122,793	2,323,751
Shares redeemed	(3,504,700)	(75,092,386)	(1,692,416)	(31,126,686)
	(2,278,658)	$ (48,728,927)	(219,499)	$ (4,168,115)
Investor P
Shares sold	326,083	$ 6,938,226	458,431	$ 8,326,925
Shares issued in reinvestment of distributions	27,330	612,845	21,530	407,826
Shares redeemed	(130,727)	(2,786,988)	(145,296)	(2,598,778)
	222,686	$ 4,764,083	334,665	$ 6,135,973
Notes to Financial Statements

Notes to Financial Statements  (continued)

	Year Ended 12/31/24		Year Ended 12/31/23
Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
LifePath Index 2045 Fund (continued)
Class K
Shares sold	80,483,218	$ 1,733,473,287	83,903,890	$ 1,547,101,175
Shares issued in reinvestment of distributions	8,696,576	196,147,454	7,953,679	150,858,532
Shares redeemed	(58,394,703)	(1,264,904,972)	(37,758,481)	(692,037,348)
	30,785,091	$ 664,715,769	54,099,088	$ 1,005,922,359
	28,687,972	$ 618,794,355	54,190,492	$ 1,006,740,812

	Year Ended 12/31/24		Year Ended 12/31/23
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Index 2050 Fund
Institutional
Shares sold	3,678,353	$ 83,264,687	2,727,572	$ 51,532,783
Shares issued in reinvestment of distributions	196,610	4,648,589	188,467	3,702,022
Shares redeemed	(3,964,335)	(90,316,188)	(2,122,096)	(40,941,679)
	(89,372)	$ (2,402,912)	793,943	$ 14,293,126
Investor A
Shares sold	1,263,726	$ 28,262,512	1,358,536	$ 25,671,327
Shares issued in reinvestment of distributions	84,586	1,995,640	116,256	2,281,677
Shares redeemed	(2,982,584)	(66,957,406)	(1,665,321)	(31,888,529)
	(1,634,272)	$ (36,699,254)	(190,529)	$ (3,935,525)
Investor P
Shares sold	1,611,606	$ 35,917,177	1,890,512	$ 35,588,809
Shares issued in reinvestment of distributions	569,857	13,427,736	527,481	10,342,903
Shares redeemed	(2,659,960)	(59,357,924)	(2,457,773)	(46,177,645)
	(478,497)	$ (10,013,011)	(39,780)	$ (245,933)
Class K
Shares sold	73,535,673	$ 1,651,502,024	82,915,378	$ 1,578,978,177
Shares issued in reinvestment of distributions	8,813,100	208,381,337	7,112,887	139,749,307
Shares redeemed	(54,389,448)	(1,229,015,701)	(34,592,915)	(654,499,628)
	27,959,325	$ 630,867,660	55,435,350	$ 1,064,227,856
	25,757,184	$ 581,752,483	55,998,984	$ 1,074,339,524

	Year Ended 12/31/24		Year Ended 12/31/23
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Index 2055 Fund
Institutional
Shares sold	1,899,656	$ 43,413,014	2,282,942	$ 44,185,997
Shares issued in reinvestment of distributions	153,976	3,774,509	149,648	3,025,754
Shares redeemed	(1,966,297)	(46,503,756)	(1,878,248)	(37,491,546)
	87,335	$ 683,767	554,342	$ 9,720,205
Investor A
Shares sold	1,021,328	$ 23,463,853	1,332,795	$ 25,957,038
Shares issued in reinvestment of distributions	58,098	1,421,262	79,611	1,609,459
Shares redeemed	(2,165,929)	(50,058,638)	(1,460,605)	(28,739,909)
	(1,086,503)	$ (25,173,523)	(48,199)	$ (1,173,412)
Investor P
Shares sold	257,840	$ 5,968,630	227,294	$ 4,395,722
Shares issued in reinvestment of distributions	14,230	347,263	9,473	191,473
Shares redeemed	(107,104)	(2,495,661)	(104,739)	(2,037,435)
	164,966	$ 3,820,232	132,028	$ 2,549,760

2024 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

	Year Ended 12/31/24		Year Ended 12/31/23
Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
LifePath Index 2055 Fund (continued)
Class K
Shares sold	59,285,345	$ 1,377,269,803	64,206,328	$ 1,257,787,277
Shares issued in reinvestment of distributions	5,706,266	139,886,812	4,527,115	91,604,149
Shares redeemed	(40,105,415)	(936,645,154)	(23,448,540)	(456,042,320)
	24,886,196	$ 580,511,461	45,284,903	$ 893,349,106
	24,051,994	$ 559,841,937	45,923,074	$ 904,445,659

	Year Ended 12/31/24		Year Ended 12/31/23
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Index 2060 Fund
Institutional
Shares sold	1,393,645	$ 28,440,506	1,510,482	$ 26,120,779
Shares issued in reinvestment of distributions	67,776	1,488,337	64,968	1,173,994
Shares redeemed	(1,019,537)	(21,270,308)	(798,216)	(14,329,544)
	441,884	$ 8,658,535	777,234	$ 12,965,229
Investor A
Shares sold	420,495	$ 8,670,879	584,345	$ 10,149,244
Shares issued in reinvestment of distributions	17,807	390,303	25,839	467,225
Shares redeemed	(823,307)	(17,244,760)	(290,312)	(5,057,412)
	(385,005)	$ (8,183,578)	319,872	$ 5,559,057
Investor P
Shares sold	359,121	$ 7,339,603	300,295	$ 5,253,478
Shares issued in reinvestment of distributions	17,635	385,850	14,338	259,231
Shares redeemed	(174,108)	(3,521,226)	(79,828)	(1,389,770)
	202,648	$ 4,204,227	234,805	$ 4,122,939
Class K
Shares sold	50,221,955	$ 1,040,290,711	52,187,751	$ 911,661,500
Shares issued in reinvestment of distributions	3,203,697	70,383,379	2,620,965	47,426,211
Shares redeemed	(25,649,097)	(536,755,516)	(15,316,436)	(266,129,586)
	27,776,555	$ 573,918,574	39,492,280	$ 692,958,125
	28,036,082	$ 578,597,758	40,824,191	$ 715,605,350

	Year Ended 12/31/24		Year Ended 12/31/23
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Index 2065 Fund
Institutional
Shares sold	1,147,815	$ 16,631,323	889,800	$ 10,769,155
Shares issued in reinvestment of distributions	42,211	652,576	29,468	374,850
Shares redeemed	(315,116)	(4,658,570)	(346,489)	(4,309,092)
	874,910	$ 12,625,329	572,779	$ 6,834,913
Investor A
Shares sold	145,396	$ 2,129,859	147,856	$ 1,830,576
Shares issued in reinvestment of distributions	3,977	61,407	3,066	39,286
Shares redeemed	(100,198)	(1,479,803)	(25,944)	(320,301)
	49,175	$ 711,463	124,978	$ 1,549,561
Investor P
Shares sold	348,560	$ 5,087,089	242,668	$ 2,958,718
Shares issued in reinvestment of distributions	12,255	189,091	9,145	116,372
Shares redeemed	(130,406)	(1,900,383)	(93,571)	(1,177,040)
	230,409	$ 3,375,797	158,242	$ 1,898,050
Notes to Financial Statements

Notes to Financial Statements  (continued)

	Year Ended 12/31/24		Year Ended 12/31/23
Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
LifePath Index 2065 Fund (continued)
Class K
Shares sold	28,779,547	$ 421,741,708	21,899,500	$ 267,708,432
Shares issued in reinvestment of distributions	1,076,694	16,645,656	700,627	8,926,637
Shares redeemed	(9,665,137)	(142,404,324)	(4,460,339)	(54,526,729)
	20,191,104	$ 295,983,040	18,139,788	$ 222,108,340
	21,345,598	$ 312,695,629	18,995,787	$ 232,390,864

	Period from 09/24/24(a) to 12/31/24
Fund Name / Share Class	Shares	Amounts
LifePath Index 2070 Fund
Institutional
Shares sold	10,010	$ 100,100
Shares redeemed	(10)	(100)
	10,000	$ 100,000
Investor A
Shares sold	10,010	$ 100,100
Shares redeemed	(10)	(100)
	10,000	$ 100,000
Investor P
Shares sold	10,010	$ 100,100
Shares redeemed	(10)	(100)
	10,000	$ 100,000
Class K
Shares sold	86,277	$ 860,010
Shares redeemed	(10)	(99)
	86,267	$ 859,911
	116,267	$ 1,159,911

(a)	Commencement of operations.
As of December 31, 2024, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:
Fund Name	Institutional	Investor A	Investor P	Class K
LifePath Index Retirement Fund	—	—	49,242	—
LifePath Index 2030 Fund	—	—	14,524	—
LifePath Index 2035 Fund	—	—	14,025	—
LifePath Index 2040 Fund	—	—	13,661	—
LifePath Index 2045 Fund	—	—	13,289	—
LifePath Index 2050 Fund	—	—	13,072	—
LifePath Index 2055 Fund	—	—	12,821	—
LifePath Index 2060 Fund	—	—	14,482	—
LifePath Index 2065 Fund	5,000	5,000	5,000	85,000
LifePath Index 2070 Fund	10,000	10,000	10,000	70,000
11.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of
BlackRock Funds III and Shareholders of each of the ten funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (ten of the series constituting BlackRock Funds III, hereafter collectively referred to as the “Funds”) as of December 31, 2024, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of December 31, 2024, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
BlackRock LifePath® Index Retirement Fund (1)
BlackRock LifePath® Index 2030 Fund (1)
BlackRock LifePath® Index 2035 Fund (1)
BlackRock LifePath® Index 2040 Fund (1)
BlackRock LifePath® Index 2045 Fund (1)
BlackRock LifePath® Index 2050 Fund (1)
BlackRock LifePath® Index 2055 Fund (1)
BlackRock LifePath® Index 2060 Fund (1)
BlackRock LifePath® Index 2065 Fund (1)
BlackRock LifePath® Index 2070 Fund (2)
(1) Statement of operations for the year ended December 31, 2024 and statement of changes in net assets for each of the two years in the period ended December 31, 2024
(2) Statement of operations and statement of changes in net assets for the period September 24, 2024 (commencement of operations) through December 31, 2024
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December  31, 2024 by correspondence with the custodian, accounting agent, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 24, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.
Report of Independent Registered Public Accounting Firm

Important Tax Information (unaudited)

The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended December 31, 2024:
Fund Name	Qualified Dividend Income
LifePath Index Retirement Fund	$ 68,432,968
LifePath Index 2025 Fund(a)	21,061,253
LifePath Index 2030 Fund	108,375,094
LifePath Index 2035 Fund	101,063,172
LifePath Index 2040 Fund	154,589,869
LifePath Index 2045 Fund	117,889,687
LifePath Index 2050 Fund	133,893,384
LifePath Index 2055 Fund	90,673,951
LifePath Index 2060 Fund	51,905,557
LifePath Index 2065 Fund	12,487,339
LifePath Index 2070 Fund	7,274

(a)	Effective October 7, 2024, LifePath Index 2025 Fund reorganized into LifePath Index Retirement Fund.
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended December 31, 2024:
Fund Name	Qualified Business Income
LifePath Index Retirement Fund	$ 4,638,502
LifePath Index 2025 Fund(a)	3,201,172
LifePath Index 2030 Fund	9,071,827
LifePath Index 2035 Fund	8,674,669
LifePath Index 2040 Fund	12,922,995
LifePath Index 2045 Fund	10,001,277
LifePath Index 2050 Fund	9,500,273
LifePath Index 2055 Fund	5,769,035
LifePath Index 2060 Fund	3,074,687
LifePath Index 2065 Fund	652,438
LifePath Index 2070 Fund	142

(a)	Effective October 7, 2024, LifePath Index 2025 Fund reorganized into LifePath Index Retirement Fund.
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted below, for the fiscal year ended December 31, 2024:
Fund Name	20% Rate Long-Term Capital Gain Dividends
LifePath Index Retirement Fund	$ 13,314,741
LifePath Index 2050 Fund	14,396,350
LifePath Index 2055 Fund	12,559,277
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended December 31, 2024:
Fund Name	Foreign Source Income Earned	Foreign Taxes Paid
LifePath Index Retirement Fund	$ 38,837,296	$ 3,726,876
LifePath Index 2025 Fund(a)	11,496,492	890,835
LifePath Index 2030 Fund	64,601,310	4,950,265
LifePath Index 2035 Fund	59,814,182	4,583,090
LifePath Index 2040 Fund	93,764,404	7,185,618

(a)	Effective October 7, 2024, LifePath Index 2025 Fund reorganized into LifePath Index Retirement Fund.
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended December 31, 2024:
Fund Name	Federal Obligation Interest
LifePath Index Retirement Fund	$ 85,199,212
LifePath Index 2025 Fund(a)	44,805,766
LifePath Index 2030 Fund	80,180,306

2024 BlackRock Annual Financial Statements and Additional Information

Important Tax Information (unaudited) (continued)

Fund Name	Federal Obligation Interest
LifePath Index 2035 Fund	$ 46,059,717
LifePath Index 2040 Fund	35,912,835
LifePath Index 2045 Fund	11,115,068
LifePath Index 2050 Fund	4,120,244
LifePath Index 2055 Fund	1,328,726
LifePath Index 2060 Fund	637,357
LifePath Index 2065 Fund	151,408
LifePath Index 2070 Fund	42

(a)	Effective October 7, 2024, LifePath Index 2025 Fund reorganized into LifePath Index Retirement Fund.
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended December 31, 2024 qualified for the dividends-received deduction for corporate shareholders:
Fund Name	Dividends-Received Deduction
LifePath Index Retirement Fund	7.58%
LifePath Index 2025 Fund(a)	9.07
LifePath Index 2030 Fund	11.31
LifePath Index 2035 Fund	14.06
LifePath Index 2040 Fund	16.63
LifePath Index 2045 Fund	20.80
LifePath Index 2050 Fund	22.32
LifePath Index 2055 Fund	24.34
LifePath Index 2060 Fund	25.19
LifePath Index 2065 Fund	24.46
LifePath Index 2070 Fund	16.72

(a)	Effective October 7, 2024, LifePath Index 2025 Fund reorganized into LifePath Index Retirement Fund.
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended December 31, 2024:
Fund Name	Interest Dividends
LifePath Index Retirement Fund	$ 183,286,280
LifePath Index 2025 Fund(a)	100,227,726
LifePath Index 2030 Fund	200,244,767
LifePath Index 2035 Fund	118,435,431
LifePath Index 2040 Fund	100,718,934
LifePath Index 2045 Fund	40,711,122
LifePath Index 2050 Fund	19,330,796
LifePath Index 2055 Fund	5,108,720
LifePath Index 2060 Fund	2,611,448
LifePath Index 2065 Fund	635,614
LifePath Index 2070 Fund	213

(a)	Effective October 7, 2024, LifePath Index 2025 Fund reorganized into LifePath Index Retirement Fund.
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended December 31, 2024:
Fund Name	Interest- Related Dividends	Qualified Short-Term Capital Gains
LifePath Index Retirement Fund	$ 173,961,514	$ —
LifePath Index 2025 Fund(a)	94,551,085	—
LifePath Index 2030 Fund	187,186,789	—
LifePath Index 2035 Fund	110,803,966	—
LifePath Index 2040 Fund	93,837,941	14,835,665
LifePath Index 2045 Fund	37,554,316	—
LifePath Index 2050 Fund	17,449,761	13,598,336
LifePath Index 2055 Fund	4,706,271	4,570,413
Important Tax Information

Important Tax Information (unaudited) (continued)

Fund Name	Interest- Related Dividends	Qualified Short-Term Capital Gains
LifePath Index 2060 Fund	$ 2,409,546	$ —
LifePath Index 2065 Fund	586,427	—
LifePath Index 2070 Fund	195	—

(a)	Effective October 7, 2024, LifePath Index 2025 Fund reorganized into LifePath Index Retirement Fund.

2024 BlackRock Annual Financial Statements and Additional Information

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Each of BAL and BFA has contractually agreed to reimburse, or provide offsetting credits to the Funds for the Funds’ allocable portion of the fees and expenses of the independent trustees of the Trust, counsel to such independent trustees and the independent registered public accounting firm.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
Additional Information

Additional Information (continued)

Fund and Service Providers
Investment Adviser
BlackRock Fund Advisors
San Francisco, CA 94105
Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Funds
400 Howard Street
San Francisco, CA 94105

2024 BlackRock Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds III (the “Trust”) met on May 15-17, 2024 (the “Organizational Meeting”) to consider the initial approval of the proposed investment advisory agreement (the “Agreement”) between the Trust, on behalf of BlackRock LifePath Index 2070 Fund (the “Fund”), and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Fund’s investment advisor. The Agreement was the same agreement that had been previously approved by the Board with respect to certain series of the Trust.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Trust is required to consider the initial approval of the Agreement. The Board members whom are not “interested persons” of the Fund, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”).  In connection with this deliberative process, the Board assessed, among other things, the nature, extent and quality of the services to be provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services.
At the Organizational Meeting, the Board received and reviewed materials relating to its consideration of the proposed Agreement.  The Board considered all factors it believed relevant with respect to the Fund, including, among other things: (a) the nature, extent and quality of the services to be provided by BlackRock; (b) the investment performance of BlackRock portfolio management; (c) the advisory fee and the estimated cost of the services and estimated profits to be realized by BlackRock and its affiliates from their relationship with the Fund; (d) the existence and sharing of potential economies of scale; (e) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; (f) possible alternatives to the proposed Agreement; (g) the policies and practices of BlackRock with respect to portfolio transactions for the Fund; (h) BlackRock’s portfolio compliance systems and capabilities; and (i) other factors deemed relevant by the Board Members.
In considering approval of the Agreement, the Board met with the relevant investment advisory personnel from BlackRock and considered all information it deemed reasonably necessary to evaluate the terms of the Agreement.  The Board received materials in advance of the Organizational Meeting relating to its consideration of the Agreement, including (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) regarding the Fund’s fees and estimated expense ratio as compared with a peer group of funds as determined by Broadridge (“Expense Peers”); (b) information regarding BlackRock’s economic outlook for the Fund and its general investment outlook for the markets; (c) information regarding fees paid to service providers that are affiliates of BlackRock; and (d) information outlining the legal duties of the Board under the 1940 Act with respect to the consideration and approval of the Agreement.  The Board also noted information received at prior Board meetings concerning compliance records and regulatory matters relating to BlackRock.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management and BlackRock’s services related to the valuation and pricing of the portfolio holdings of the Fund.  The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board.  The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services to be Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services to be provided by BlackRock, including the investment advisory services to be provided to the Fund.  The Board received information concerning the investment philosophy and investment process to be used by BlackRock in managing the Fund, as well as a description of the capabilities, personnel and services of BlackRock. The Board considered the scope of the services provided by BlackRock to the Fund under the Agreement relative to services typically provided by third parties to other funds.  The Board noted that the standard of care applicable under the Agreement was comparable to that found generally in investment company advisory agreements.  The Board concluded that the scope of BlackRock’s services to be provided to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to meet the Fund’s investment objective(s), compliance with investment restrictions, tax and reporting requirements and related shareholder services.
The Board, including the Independent Board Members, also considered the quality of the administrative and other non-investment advisory services to be provided by BlackRock and its affiliates to the Fund.  The Board evaluated the procedures of BlackRock designed to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest, including BlackRock’s code of ethics (regulating the personal trading of BlackRock’s officers and employees), the procedures by which BlackRock allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of BlackRock in these matters.  The Board also noted information received at prior Board meetings concerning standards of BlackRock with respect to the execution of portfolio transactions.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group.  The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.  The Board also considered the business reputation of BlackRock and its financial resources and concluded that BlackRock would be able to meet any reasonably foreseeable obligation under the Agreement.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services to be provided to the Fund.  The Board considered that BlackRock and its affiliates will provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund.  In particular, BlackRock and its affiliates will provide the Fund with administrative services, including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support
Disclosure of Investment Advisory Agreement

Disclosure of Investment Advisory Agreement (continued)

to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services.  The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.
B.  The Investment Performance of the Fund
The Board, including the Independent Board Members, previously received and considered information about BlackRock’s investment performance for other funds.  The Board, however, did not consider the performance history of the Fund because the Fund was newly organized and had not yet commenced operations as of the date of the Organizational Meeting.
C.  Consideration of the Advisory/Management Fees and the Estimated Cost of the Services to be Provided and Estimated Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Fund
In connection with the initial approval of the Agreement, the Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers.  The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.  The Board also compared the Fund’s estimated total expense ratio, as well as its estimated actual management fee rate, to those of its Expense Peers.  The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees.  The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund.  Additionally, the Board noted information received at prior Board meetings concerning the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to provide the high quality of services that is expected by the Board.  The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the varying fee structures for fund of funds can limit the value of management fee comparisons. The Board noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the estimated actual management fee rate and estimated total expense ratio would each rank in the first quartile relative to the Fund’s Expense Peers.  Additionally, the Board noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate the Fund for certain other fees and expenses.
Following consideration of this information, the Board, including the independent Board Members, concluded that the fees to be paid pursuant to the Agreement were fair and reasonable in light of the services provided.
As the Fund had not commenced operations as of the date of the Organizational Meeting, BlackRock was not able to provide the Board with specific information concerning the expected profits to be realized by BlackRock and its affiliates from their relationships with the Fund.  BlackRock, however, will provide the Board with such information at future meetings.
D.  Economies of Scale
The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoint structure, fee waivers, and expense caps, as applicable.
E.  Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services.  The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations.  The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreement, the Board noted that it considered information regarding BlackRock’s brokerage and soft dollar practices and received and reviewed reports from BlackRock and its affiliates at prior meetings of the boards of directors/trustees of other funds in the BlackRock Multi-Asset Complex which included information on brokerage commissions and trade execution practices.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

2024 BlackRock Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement (continued)

Conclusion
Following discussion, the Board, including the Independent Board Members, unanimously approved the Agreement between the Manager and the Trust, with respect to the Fund, for a two-year term beginning on the effective date of the Agreement.  Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders.  In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.
Disclosure of Investment Advisory Agreement

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
ETF	Exchange-Traded Fund
FTSE	Financial Times Stock Exchange
MSCI	Morgan Stanley Capital International

2024 BlackRock Annual Financial Statements and Additional Information

THIS PAGE INTENTIONALLY LEFT BLANK.

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds III

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds III

Date: February 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds III

Date: February 24, 2025

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds III

Date: February 24, 2025